                            Sentinel Family of Funds
                               Semi-Annual Report
                                  May 31, 2000

                                   [GRAPHIC]

[LOGO OF NATIONAL LIFE INSURANCE COMPANY]

Sentinel Group Funds, Inc. (SGF)

Sentinel Pennsylvania
Tax-Free Trust (PA)

National Life Drive,
Montpelier, Vermont 05604

(800) 282-FUND(3863)


--------------------------------------------------------------------------------
Table of Contents
     2  Message to Shareholders
     4  Understanding your Sentinel Funds Financial Statements
     5  Fund Performance
     6  Sentinel Flex Cap Opportunity Fund
    11  Sentinel Small Company Fund
    16  Sentinel Mid Cap Growth Fund
    21  Sentinel World Fund
    27  Sentinel Growth Index Fund
    32  Sentinel Common Stock Fund
    38  Sentinel Balanced Fund
    46  Sentinel High Yield Bond Fund
    53  Sentinel Bond Fund
    58  Sentinel Tax-Free Income Fund
    63  Sentinel New York Tax-Free Income Fund
    67  Sentinel Government Securities Fund
    71  Sentinel Short Maturity Government Fund
    76  Sentinel U.S. Treasury Money Market Fund
    81  Notes to Financial Statements (SGF)
    87  Sentinel Pennsylvania Tax-Free Trust
    91  Notes to Financial Statements (PA)
    93  Privileges, Plans and Services for Shareholders
    95  Directors/Trustees and Officers
    96  A Brief History


The financial statements included herein have been taken from the records of the Funds/Trust without audit by the independent accountants and accordingly they do not express an opinion thereon.

Cover:  Original illustration by Douglas Fryer

Message to Shareholders

[PHOTO]
Patrick E. Welch
Chairman


[PHOTO]
Joseph M. Rob
Director and President

Dear Shareholder:


We are pleased to submit our semi-annual report for the six months ended May 31, 2000.

The Economy

According to the latest government reports, the U.S. economy grew at a strong pace during the first quarter of the year 2000. Nominal GDP increased 5.5% on a year-over-year basis during the three-month period. This rate of growth exceeded the expectations of most economists and raised concerns about increasing inflation.

While most of the broad measures of inflation suggest that price increases are minimal, the Federal Reserve raised the target rate for Federal Funds several times during the first half of the year. The Fed's preemptive tightening was designed to slow the economy, lessen inflation pressures, and cool off rampant speculation in the stock market. At mid-year, it appears that the Fed has entered a "wait-and-see" mode as the central bankers await further data regarding the strength of the economy and inflation pressures.


The Financial Markets

It would not be an overstatement to say that it has been a roller-coaster year for the stock market. While the market showed only small gains for the first half of the year, there was quite a bit of volatility during the period.

The NASDAQ Composite started the new year in much the same way it had finished 1999, with aggressive growth stocks soaring to new highs in January and February. As the markets began to digest the news of the Fed's interest rate increases in March, investors' enthusiasm cooled off and they moved to take profits in the same aggressive stocks that had led the market higher. The NASDAQ corrected more than 30% from its highs and the market for initial public offerings fizzled.

At mid-year, it appears that the market is in a critical crossroad. Strong economic growth is driving corporate profits higher; earnings in the second quarter are likely to be up 18-20% year-over-year. At the same time, the Federal Reserve remains concerned about the inflation outlook and price/earnings ratios in the stock market are high on an historical basis. We, along with the Fed, will be watching earnings reports and key economic indicators closely in the weeks ahead to determine the most likely outcome for the market.

We are pleased to report that our equity funds are off to an outstanding start in calendar year 2000. The lackluster performance of the overall market has allowed managers with strong stock selection skills to stand out. As of the end of May, the Common Stock Fund, the Mid Cap Growth Fund, the Small Company Fund, and the Balanced Fund were all in the top quartile of their respective peer groups on a year-to-date basis.

The bond market experienced much of the same volatility exhibited in the equity markets. The U.S. Treasury yield curve inverted for the first time since 1989 as short-term interest rates rose in response to a more aggressive Fed, while 30-year U.S. Treasury Bond yields fell sharply as the U.S. Treasury Department commenced "buyback" operations focusing on longer-maturity issues. Corporate bonds and mortgage-backed securities posted modest returns, through May 31st, relative to U.S. Treasury securities.

We appreciate your support and look forward to continuing to help you achieve your long-term investment goals.


Sincerely,


/s/ Patrick Welch                   /s/ Joseph M. Rob
Patrick Welch                       Joseph M. Rob
Chairman                            Director & President

May 31, 2000

================================================================================
Understanding your Sentinel Funds Financial Statements

(1) Schedule of Investment in Securities

This schedule shows you which investments your fund owned on the last day of the reporting period. The schedule includes:

    . a list of each investment

    . the number of shares/par amount of each stock, bond or short-term note

    . the market value of each investment

    . the percentage of investments in each industry

    . the percent and dollar breakdown of each category

(2) Statement of Assets and Liabilities

This statement details what the fund owns (assets), what it owes (liabilities), and its net assets as of the last day of the period. If you subtract what the fund owes from what it owns, you get the fund's net assets. For each class of shares, the net assets divided by the total number of shares outstanding gives you the price of an individual share, or the net asset value per share.

NET ASSETS are also broken down by capital (money invested by shareholders); net investment income not yet paid to shareholders or net investment losses, if any; net gains earned on investments but not yet paid to shareholders or net losses on investments (known as realized gains or losses); and finally gains or losses on securities still owned by the fund (known as unrealized appreciation or depreciation). This breakdown tells you the value of net assets that are performance-related, such as investment gains or losses, and the value of net assets that are not related to performance, such as shareholder investments and redemptions.

(3) Statement of Operations

This statement breaks down how each fund's net assets changed during the period as a result of the fund's operations. It tells you how much money the fund made or lost after taking into account income, fees and expenses, and investment gains or losses. It does not include shareholder transactions and distributions. Fund OPERATIONS include:

    . income earned from investments

    . management fees and other expenses

    . gains or losses from selling investments (known as realized gains or losses)

    . gains or losses on current fund holdings (known as unrealized appreciation or depreciation)

(4) Statement of Changes in Net Assets

These statements show how each fund's net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of:

    . operations - a summary of the Statement of Operations for the most recent period

    . distributions - income and gains distributed to shareholders

    . capital share transactions - shareholders' purchases, reinvestments, and redemptions

Net assets at the beginning of the period plus the sum of operations, distributions to shareholders and capital share transactions result in net assets at the end of the period.

(5) Financial Highlights

These statements itemize current period activity and statistics and provide comparison data for the last five fiscal years (or less if the fund or class is not five years old). On a per-share basis, it includes:

    . share price at the beginning of the period

    . investment income and capital gains or losses

    . income and capital gains distributions paid to shareholders

    . share price at the end of the period

It also includes some key statistics for the period:

    . total return - the overall percentage return of the fund, assuming reinvestment of all distributions

    . expense ratio - operating expenses as a percentage of average net assets

    . net income ratio - net investment income as a percentage of average net assets

    . portfolio turnover - the percentage of the portfolio that was replaced during the period.

--------------------------------------------------------------------------------
Fund Performance

    Performance data for each Sentinel Fund is provided in this table. Financial data is contained in the following pages.



                                                                                   For the period from
                                                                                12/1/99 through 05/31/00
                                                             ------------------------------------------------------------
                                                               05/31/00
                                                               Net Asset                         Capital
Sentinel                                                       Value Per         Income           Gain            Total
Fund                                                             Share          Dividends     Distributions      Return*
Flex Cap Opportunity                       "A" Shares **      $  7.36          $     -         $     -           -26.4%
-------------------------------------------------------------------------------------------------------------------------
                                           "B" Shares **         7.34                -               -           -26.6
-------------------------------------------------------------------------------------------------------------------------
                                           "C" Shares **         7.34                -               -           -26.6
-------------------------------------------------------------------------------------------------------------------------
Small Company                              "A" Shares            6.09                -            0.72            21.0
-------------------------------------------------------------------------------------------------------------------------
                                           "B" Shares            5.78                -            0.72            20.4
-------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                             "A" Shares           20.59                -            1.18            23.6
-------------------------------------------------------------------------------------------------------------------------
                                           "B" Shares           20.04                -            1.18            23.0
-------------------------------------------------------------------------------------------------------------------------
                                           "C" Shares ***       20.56                -               -            -9.8
-------------------------------------------------------------------------------------------------------------------------
World                                      "A" Shares           19.90             0.26            1.69             2.6
-------------------------------------------------------------------------------------------------------------------------
                                           "B" Shares           19.63             0.09            1.69             2.1
-------------------------------------------------------------------------------------------------------------------------
                                           "C" Shares           19.84                -            1.69             2.0
-------------------------------------------------------------------------------------------------------------------------
Growth Index                               "A" Shares           21.66             0.01            0.00             1.7
-------------------------------------------------------------------------------------------------------------------------
                                           "B" Shares           21.58                -            0.00             1.4
-------------------------------------------------------------------------------------------------------------------------
                                           "C" Shares ***       21.65                -               -            -8.2
-------------------------------------------------------------------------------------------------------------------------
Common Stock                               "A" Shares           40.89             0.18            3.22             3.6
-------------------------------------------------------------------------------------------------------------------------
                                           "B" Shares           40.78             0.02            3.22             3.2
-------------------------------------------------------------------------------------------------------------------------
                                           "C" Shares           40.89                -            3.22             3.2
-------------------------------------------------------------------------------------------------------------------------
Balanced                                   "A" Shares           18.53             0.31            0.95             2.3
-------------------------------------------------------------------------------------------------------------------------
                                           "B" Shares           18.55             0.25            0.95             1.9
-------------------------------------------------------------------------------------------------------------------------
                                           "C" Shares           18.53             0.22            0.95             1.7
-------------------------------------------------------------------------------------------------------------------------
                                           "D" Shares           18.48             0.18            0.95             1.6
-------------------------------------------------------------------------------------------------------------------------
High Yield                                 "A" Shares            8.52             0.43               -            -2.8
-------------------------------------------------------------------------------------------------------------------------
                                           "B" Shares            8.52             0.41               -            -2.9
-------------------------------------------------------------------------------------------------------------------------
                                           "C" Shares            8.54             0.37               -            -3.2
-------------------------------------------------------------------------------------------------------------------------
Bond                                       "A" Shares            5.68             0.21               -            -0.9
-------------------------------------------------------------------------------------------------------------------------
                                           "B" Shares            5.69             0.18               -            -1.5
-------------------------------------------------------------------------------------------------------------------------
Tax-Free Income                                                 12.39             0.33               -             0.9
-------------------------------------------------------------------------------------------------------------------------
New York Tax-Free Income                                        11.01             0.32               -             1.1
-------------------------------------------------------------------------------------------------------------------------
Government Securities                                            9.45             0.33               -             2.3
-------------------------------------------------------------------------------------------------------------------------
Short Maturity Government                                        9.41             0.32               -             1.6
-------------------------------------------------------------------------------------------------------------------------
U.S.  Treasury Money Market                "A" Shares            1.00             0.02               -             2.4
-------------------------------------------------------------------------------------------------------------------------
                                           "B" Shares            1.00             0.02               -             2.3
-------------------------------------------------------------------------------------------------------------------------
Pennsylvania Tax-Free Trust                                     11.90             0.31               -             0.5
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 +                                             -                -               -             2.7
-------------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index ++                                      -                -               -             1.4
-------------------------------------------------------------------------------------------------------------------------
Lehman Municipal Bond Index +++                                     -                -               -             1.0
-------------------------------------------------------------------------------------------------------------------------

  * Total return is computed assuming the reinvestment of dividends and capital gain distributions using net asset values. Past performance is no guarantee of future results.
 ** Commenced operations February 25, 2000.
*** Commenced operations March 30, 2000.
  + An unmanaged index of stocks reflecting average prices in the stock market.
 ++ An unmanaged index of bonds reflecting average prices in the bond market. +++ An unmanaged index of bonds reflecting average prices in the municipal bond market.

Sentinel Flex Cap Opportunity Fund
Investment in Securities
at May 31, 2000 (Unaudited)

---------------------------------------------------------
                                  Shares          Value
                                                 (Note 1)
---------------------------------------------------------
Common Stocks 74.4%
  Advertising 0.3%
  Omnicom Group, Inc.              2,000      $   167,875
                                             ------------
  Biotechnology 2.9%
* Affymetrix, Inc.                 2,200          261,250
* Amgen, Inc.                     12,800          814,400
* Genentech, Inc.                  2,900          311,388
                                             ------------
                                                1,387,038
                                             ------------
  Broadcasting 2.1%
* Clear Channel Communications    13,700        1,025,787
                                             ------------
  Brokerage 0.5%
  Morgan Stanley, Dean Witter
   & Co                            3,500          251,781
                                             ------------
  Business Services 0.9%
* Ariba, Inc.                      8,800          458,700
                                             ------------
  Communications 6.0%
* Allegiance Telecom, Inc.         5,800          306,675
* AT&T Corporation Liberty
   Media Group                     6,500          288,031
  Comcast Corp Special A           5,900          223,462
* Cox Communication                5,500          242,688
* MCI Worldcom, Inc.              10,600          398,825
* McLeodusa, Inc.                  9,000          180,000
  Nortel Networks Corporation      6,000          325,875
* Qualcomm, Inc.                   7,400          491,175
* Sprint Corp. PCS Ser. 1          8,000          444,000
                                             ------------
                                                2,900,731
                                             ------------
  Communications Equipment 11.4%
* Brocade Communications
   Systems, Inc.                   1,000          117,937
* Cisco Systems, Inc.             11,000          627,000
  Corning, Inc                     2,800          541,625
* Efficient Networks, Inc.         2,800          135,800
* E-Tek Dynamics, Inc.             2,200          404,388
* Foundry Networks, Inc.             900           56,756
* JDS Uniphase Corporation         2,500          220,000
  LM Ericsson
    Telephone Company             27,200          557,600
  Motorola, Inc.                   5,100          478,125
* Nextel Communications, Inc.      4,500          416,812
  Nokia Corporation               17,600          915,200
* PMC-Sierra, Inc.                 1,900          291,175
* SDL, Inc.                        1,500          339,844
* Verisign, Inc.                   3,000          406,125
                                             ------------
                                                5,508,387
                                             ------------
  Computer Related & Business Services 4.7%
* America Online, Inc.            14,200          752,600
* Dell Computer Corporation        5,000          215,625
  Hewlett Packard Company          7,200          864,900
* Sun Microsystems, Inc.           5,900          452,088
                                             ------------
                                                2,285,213
                                             ------------
  Computer Services 7.3%
* Amdocs LTD                       6,200          384,013
* E-Bay, Inc.                     17,600        1,101,100
* Exodus Communications, Inc.      7,600          536,275
* Infospace, Inc.                  8,200          355,675
* Inktomi Corporation                300           33,488
* Vignette Corporation            10,600          292,162
* Yahoo, Inc.                      7,600          859,275
                                             ------------
                                                3,561,988
                                             ------------
  Computer Software 7.0%
* Aspect Development, Inc.         5,300     $    310,050
* Commerce One, Inc.               8,200          293,406
* 12 Technologies, Inc.            1,600          170,200
* Microsoft Corporation           16,900        1,057,306
* Oracle Corporation               7,900          567,813
* Phone.Com, Inc.                  2,700          188,831
* Realnetworks, Inc.               5,000          181,563
* Veritas Software Corporation     5,400          629,100
                                             ------------
                                                3,398,269
                                             ------------
  Energy & Energy Services 1.6%
  Halliburton Company             10,000          510,000
* Nabors Industries, Inc.          5,800          249,400
                                             ------------
                                                  759,400
                                             ------------
  Financial Services 2.1%
  Citigroup, Inc.                 16,000          995,000
                                             ------------
  Industrial Equipment 1.0%
* Waters Corporation               5,300          500,850
                                             ------------
  Medical Services & Supplies 3.1%
* Cephalon, Inc.                   6,800          351,900
  Medtronic, Inc.                  9,200          474,950
* PE Corporation / Celera
    Genomics Group                   900           50,063
  PE Corporation / PE
    Biosystems Group              11,500          638,250
                                             ------------
                                                1,515,163
                                             ------------
Pharmaceuticals 0.3%
* Celgene Corporation              4,200          154,350
                                             ------------
  Retailing 3.6%
* Costco Wholesale Corporation     4,700          150,106
  Home Depot, Inc.                17,900          873,743
  Wal-Mart Stores, Inc.           12,100          697,262
                                             ------------
                                                1,721,111
                                             ------------
  Semiconductors 15.2%
* Altera Corporation               9,800          841,575
* Applied Micro Circuits
    Corporation                    4,800          476,400
* Broadcom Corporation             1,600          208,100
* Conexant Systems, Inc.           3,700          139,213
  Intel Corporation                7,100          885,281
  Linear Technology
    Corporation                    8,400          496,125
* LSI Logic Corporation           26,000        1,369,875
  Micron Technology, Inc           9,800          685,388
  Texas Instruments, Inc.         19,200        1,387,200
* Vitesse Semiconductor           12,000          607,500
* Xilinx, Inc.                     3,500          266,437
                                             ------------
                                                7,363,094
                                             ------------
  Semiconductors Capital Equipment 4.4%
* Applied Materials, Inc           5,700          475,950
* ASM Lithography
    Holdings NV                   11,100          394,744
* Numerical Technologies, Inc.    25,000        1,035,938
* Teradyne, Inc.                   2,600          223,600
                                             ------------
                                                2,130,232
                                             ------------
  Total Common Stocks
    (Cost $44,810,397)                         36,084,969
                                             ------------

----------------------------------------------------------
                               Principal Amount     Value
                                 (M=$1,000)       (Note 1)
----------------------------------------------------------
  Corporate Short-Term Notes 24.5%
  Aetna Services
    6.50%, 06/06/00                 800M     $    799,278
  Aetna Services
   6.55%. 06/06/00                  100M           99,909
  Aetna Services
   6.58%, 06/06/00                  100M           99,909
  Artesia North American
   6.49%, 06/08/00                1,100M        1,098,612
  Atlantis One
   6.43%, 06/06/00                  700M          699,375
  Baus Funding
   6.48%, 06/23/00                  300M          298,812
  Carondelet Health
   6.50%, 06/08/00                  400M          399,494
  Consolidated Natural
   6.55%, 06/12/00                  900M          898,199
  Coop Trac
   6.37%, 06/01/00                1,000M        1,000,000
  GM Corporation
   6.47%, 06/09/00                  600M          599,137
  GTE Funding, Inc.
   6.46%, 06/19/00                1,000M          996,770
  Honeywell International
   6.50%, 06/27/00                  200M          199,061
  National Fuel Gas
   6.55%, 06/06/00                1,000M          999,090
  Progress Capital
   6.52%, 06/06/00                1,100M        1,099,004
  Repsol Intc.
   6.52%, 06/07/00                1,200M        1,198,696
  Swedbank
   6.47%, 06/02/00                  900M          899,838
  Wells Fargo & Company
   6.35%, 06/06/00                  500M          499,559
                                             ------------
  Total Corporate Short-Term Notes
   (Cost $11,884,743)                          11,884,743
                                             ------------
  Total Investments
   (Cost $56,695,140)**                        47,969,712

  Excess of Other Assets
  Over Liabilities 1.1%                           533,996
                                             ------------
  Net Assets                                  $48,503,708
                                             ============

--------------------------------------------------------------------------------
 * Non-income producing.

** Also cost for federal income tax purposes. At May 31, 2000 net unrealized depreciation for federal income tax purposes aggregated $8,725,428 of which $1,496,984 related to appreciated securities and $10,222,412 related to depreciated securities.

Sentinel Flex Cap Opportunity Fund
Statement of Assets and Liabilities
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Assets
 Investments at value (Cost $56,695,140)                         $47,969,712
 Cash and cash equivalents                                            45,014
 Receivable for securities sold                                      173,756
 Receivable for fund shares sold                                     381,882
 Receivable for dividends and interest                                 1,952
                                                                 -----------
    Total Assets                                                  48,572,316
                                                                 -----------

Liabilities
 Payable for securities purchased                                      5,700
 Payable for fund shares repurchased                                   6,024
 Accrued expenses                                                        677
 Management fee payable                                               35,896
 Distribution fee payable (Class A Shares)                             5,704
 Distribution fee payable (Class B Shares)                             6,857
 Distribution fee payable (Class C Shares)                             3,516
 Fund service fee payable                                              4,234
                                                                 -----------
    Total Liabilities                                                 68,608
                                                                 -----------
 Net Assets Applicable to Outstanding shares                     $48,503,708
                                                                 ===========
 Net Asset Value and Offering Price per Share
    Class A Shares
 $30,526,154 / 4,145,460 shares outstanding                      $      7.36
 Sales Charge -- 5.00% of offering price                                0.39
                                                                 -----------
 Maximum Offering Price                                          $      7.75
                                                                 ===========
    Class B Shares
 $13,436,375 / 1,829,429 shares outstanding                      $      7.34
                                                                 ===========
    Class C Shares
 $4,541,179 / 618,369 shares outstanding                         $      7.34
                                                                 ===========

Net Assets Represent
 Capital stock at par value                                      $    65,933
 Paid-in capital                                                  63,273,958
 Accumulated distributions in excess of
    net investment income                                            (13,673)
 Accumulated undistributed net realized loss
    on investments                                                (6,097,082)
 Unrealized depreciation of investments                           (8,725,428)
                                                                 -----------
 Net Assets                                                      $48,503,708
                                                                 ===========

See Notes to Financial Statements.


Sentinel Flex Cap Opportunity Fund
Statement of Operations (Unaudited)
For the Period from February 25, 2000 through May 31, 2000
--------------------------------------------------------------------------------

Investment Income
 Income:
 Dividends                                                      $      6,944
 Interest                                                            153,978
                                                                ------------
    Total Income                                                     160,922
                                                                ------------
 Expenses:
 Management advisory fee                                              93,542
 Transfer agent and custodian                                         22,586
 Distribution expense (Class A Shares)                                17,562
 Distribution expense (Class B Shares)                                25,595
 Distribution expense (Class C Shares)                                 8,135
 Accounting services                                                   3,035
 Auditing fees                                                           135
 Legal fees                                                              225
 Reports and notices to shareholders                                      80
 Registration and filing fees                                          2,801
 Directors' fees and expenses                                            666
 Other                                                                   744
                                                                ------------
    Total Expenses                                                   175,106
    Expense Offset                                                      (511)
                                                                ------------
    Net Expenses                                                     174,595
                                                                ------------
 Net Investment Loss                                                 (13,673)
                                                                ------------

 Realized and Unrealized Loss on Investments
 Net realized loss on sales of investments                        (6,097,082)
 Net change in unrealized appreciation (depreciation)             (8,725,428)
                                                                ------------
 Net Realized and Unrealized Loss on Investments                 (14,822,510)
                                                                ------------
 Net Decrease in Net Assets from Operations                     $(14,836,183)
                                                                ============


See Notes to Financial Statements.

Sentinel Flex Cap Opportunity Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                               Period from
                                                             2/25/00 through
                                                                 5/31/00
                                                               (Unaudited)
                                                           ------------------

 Decrease in Net Assets from Operations
 Net investment loss                                           $     (13,673)
 Net realized loss on sales of investments                        (6,097,082)
 Net change in unrealized appreciation (depreciation)             (8,725,428)
                                                               -------------
 Net decrease in net assets from operations                      (14,836,183)
                                                               -------------

 Distributions to Shareholders
 From net investment income
    Class A Shares                                                         -
    Class B Shares                                                         -
    Class C Shares                                                         -
 From net realized gain on investments
    Class A Shares                                                         -
    Class B Shares                                                         -
    Class C Shares                                                         -
                                                               -------------
 Total distributions to shareholders                                       -
                                                               -------------

 From Capital Share Transactions
 Net proceeds from sales of shares
   Class A Shares                                                 41,176,111
   Class B Shares                                                 17,660,623
   Class C Shares                                                  5,849,312
 Net asset value of shares in reinvestment
    of dividends and distributions
   Class A Shares                                                          -
   Class B Shares                                                          -
   Class C Shares                                                          -
                                                               -------------
                                                                  64,686,046
 Less: Payments for shares reacquired
    Class A Shares                                                  (927,673)
    Class B Shares                                                  (401,210)
    Class C Shares                                                   (17,272)
                                                               -------------
 Increase in net assets from capital share transactions           63,339,891
                                                               -------------
 Total Increase in Net Assets for period                          48,503,708
 Net Assets: Beginning of period                                           -
                                                               -------------
 Net Assets: End of period                                       $48,503,708
                                                               =============
 Distributions in Excess of Net Investment Income
    at End of Period                                           $     (13,673)
                                                               =============

See Notes to Financial Statements.

Sentinel Flex Cap Opportunity Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------



                                                         Period from
                                                       2/25/00 through
                                                        5/31/00 (A)(B)
 Class A Shares                                          (Unaudited)
                                                     ------------------
 Net asset value at beginning of period                        $  10.00
                                                     ------------------

 Income (Loss) from Investment Operations
 Net investment income (loss)                                         -
 Net realized and unrealized gain (loss)
   on investments                                                 (2.64)
                                                     ------------------
 Total from investment operations                                 (2.64)
                                                     ------------------

 Less Distributions
 Dividends from net investment income                                 -

Distributions from realized gains on
  investments                                                         -
                                                     ------------------
 Total Distributions                                                  -
                                                     ------------------
 Net asset value at end of period                             $    7.36
                                                     ==================
 Total Return (%) *                                               (26.4)++

 Ratios/Supplemental Data
 Ratio of net expenses to average net assets (%)                   1.45 +
 Ratio of expenses to average net assets before
    expense reductions (%)**                                       1.45 +
 Ratio of net investment income (loss)
    to average net assets (%)                                      0.13 +
 Portfolio turnover rate (%)                                         39 ++
 Net assets at end of period (000 omitted)                      $30,526


(A) Commenced operations February 25, 2000.
(B) Per share data calculated utilizing average daily shares outstanding.
 +  Annualized
++  Not Annualized
 * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements and include the earnings credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.

Sentinel Flex Cap Opportunity Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------



                                                           Period from                          Period from
                                                        2/25/00 through                     2/25/00 through
                                                         5/31/00 (A)(B)                       5/31/00 (A)(B)
 Class B Shares                                             (Unaudited)    Class C Shares        (Unaudited)
                                                    -------------------                  ------------------
 Net asset value at beginning of period                        $  10.00                              $10.00
                                                    -------------------                  ------------------
 Income (Loss) from Investment Operations
 Net investment income (loss)                                     (0.02)                              (0.02)
 Net realized and unrealized gain (loss)
   on investments                                                 (2.64)                              (2.64)
                                                    -------------------                  ------------------
 Total from investment operations                                 (2.66)                              (2.66)
                                                    -------------------                  ------------------

 Less Distributions
 Dividends from net investment income                                 -                                   -
 Distributions from realized gains on investments                     -                                   -
                                                    -------------------                  ------------------
 Total Distributions                                                  -                                   -
                                                    -------------------                  ------------------
 Net asset value at end of period                             $    7.34                             $  7.34
                                                    ===================                  ==================
 Total Return (%) *                                               (26.6) ++                           (26.6) ++

 Ratios/Supplemental Data
 Ratio of net expenses to average net assets (%)                   2.14 +                              2.14 +
 Ratio of expenses to average net assets before
    expense reductions (%)**                                       2.14 +                              2.14 +
 Ratio of net investment income (loss)
    to average net assets (%)                                     (0.63)+                             (0.68)+
 Portfolio turnover rate (%)                                         39 ++                               39 ++
 Net assets at end of period (000 omitted)                      $13,436                              $4,541

(A) Commenced operations February 25, 2000.
(B) Per share data calculated utilizing average daily shares outstanding.
 +  Annualized
++  Not Annualized
 * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements and include the earnings credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.

Sentinel Small Company Fund
Investment in Securities
at May 31, 2000 (Unaudited)

----------------------------------------------------------
                                    Shares     Value
                                              (Note 1)
----------------------------------------------------------
Common Stocks 87.1%
  Basic Materials 2.7%
  Bemis Co.                       30,000    $   1,031,250
  Goodrich (B.F.) Co.             40,000        1,420,000
  Vulcan Materials Co.            30,000        1,402,500
                                            --------------
                                                3,853,750
                                            --------------
  Capital Goods 12.2%
  AAR Corp.                      100,000        1,387,500
  Applied Power - Class A        110,000        3,045,625
  Aptargroup, Inc.               100,000        2,656,250
* Black Box Corp.                 15,000        1,177,500
  CTS Corp.                       40,000        2,207,500
  Donaldson Co., Inc.             80,000        1,830,000
* Gardner Denver, Inc.            50,000          875,000
* Plexus Corp.                    20,000        1,670,000
  Robbins and Myers, Inc.         40,000          865,000
* TETRA Technologies, Inc.       150,000        1,940,625
                                            --------------
                                               17,655,000
                                            --------------
  Consumer Cyclicals 10.2%
* Acxiom Corp.                    80,000        2,340,000
* Administaff, Inc.               40,000        2,077,500
  Casey's General Stores         111,500        1,317,094
* Catalina Marketing Corp.        15,000        1,448,437
  Claire's Stores, Inc.           40,000          810,000
  Ethan Allen Interiors, Inc.     20,000          465,000
  Harman Int'l. Industries        50,000        2,893,750
* IDG Books Worldwide, Inc. -
    Class A                       40,000          360,000
  Meredith Corp.                  40,000        1,217,500
* Payless Shoesource, Inc.        10,000          505,000
  True North Communications       30,000        1,310,625
                                            --------------
                                               14,744,906
                                            --------------
  Consumer Staples 11.2%
  ABM Industries                  30,000          695,625
  Alberto-Culver Co. -  Class A   50,000        1,125,000
* Ames Department Stores, Inc.    19,000          225,625
  Applebee's Int'l., Inc.         50,000        1,603,125
* Bush Boake Allen, Inc.          50,000        1,631,250
* Hotel Reservations
    Network, Inc.                 30,000          682,500
* Jack in the Box, Inc.          100,000        2,481,250
  McCormick & Co.                 20,000          650,000
* Mondavi (Robert)  `A'           30,000          941,250
  Ruby Tuesday, Inc.             140,000        1,382,500
* Shopko Stores, Inc.             30,000          551,250
  Smart & Final, Inc.            100,000          818,750
  Tootsie Roll Industries         30,000        1,035,000
  Unifirst Corporation           125,000        1,023,438
* Whole Foods Market, Inc.        40,000        1,390,000
                                            --------------
                                               16,236,563
                                            --------------
  Energy 5.0%
* Cal Dive Int'l., Inc.           30,000        1,381,875
  Carbo Ceramics, Inc.            40,000        1,250,000
  Helmerich & Payne               30,000        1,117,500
* Oceaneering Int'l., Inc.        80,000        1,560,000
  Santa Fe International Corp.    50,000        1,940,625
                                            --------------
                                                7,250,000
                                            --------------
  Financials 9.6%
  Chateau Communitites           100,000    $   2,712,500
  Cullen Frost Bankers, Inc.      30,000          795,000
  Enhance Financial
    Service Group                 50,000          687,500
  HCC Insurance
    Holdings, Inc.               150,000        2,559,375
  HSB Group, Inc.                 30,000          871,875
  Liberty Property Trust          50,000        1,250,000
  Waddell & Reed Financial -
    Class A                      105,000        2,880,938
  Waddell & Reed Financial -
    Class B                       45,000        1,099,687
  Wilmington Trust Corp.          20,000        1,015,000
                                            --------------
                                               13,871,875
                                            --------------
  Health Care 16.4%
* Barr Laboratories, Inc.         50,000        2,706,250
  Cambrex Corp.                  100,000        4,212,500
* Cell Therapeutics, Inc.         30,000          483,750
* Chirex, Inc.                   100,000        1,731,250
* Colorado MEDtech, Inc.         100,000          506,250
* Covance, Inc.                  100,000          712,500
  Diagnostic Products Corp.       15,000          466,875
* Healthcare Services Group       94,800          408,825
* Invitrogen Corp.                10,000          398,750
* Medicis Pharmaceutical Corp. -
    Class A                       50,000        2,337,500
  Mentor  Corp.                   50,000        1,200,000
* Millennium Pharmaceuticals      10,000          836,250
  Minntech Corp.                  90,000          663,750
* Myriad Genetics, Inc.            8,000          631,000
* Orthodontic Center
    of America                   100,000        2,293,750
* Regeneron Pharmaceuticals,
    Inc.                          20,000          407,500
* Shire Pharmaceuticals
    Group plc (ADR)               15,000          654,375
* Staar Surgical Co.              60,000          817,500
* Watson Pharmaceuticals          50,000        2,206,250
                                            --------------
                                               23,674,825
                                            --------------
  Technology 17.2%
* Aeroflex, Inc.                  25,000          903,125
* Affiliated Computer
    Services, Inc.               100,000        3,406,250
* Alpha Industries, Inc.          15,000          690,937
* American Management
    Systems, Inc.                 40,000        1,497,500
* Burr Brown Corp.                20,000        1,138,750
* Cable Design Technologies       75,000        2,076,562
* CACI  Int'l.                    50,000          987,500
* C-Cube Microsystems, Inc.       30,000          515,625
* Ciber, Inc.                     75,000        1,214,063
  Dallas Semicondutor Corp.      100,000        4,000,000
* Dynatech Corp.                  17,500          209,453
* Extreme Networks, Inc.          15,000          733,125
* FileNet Corp.                   75,000   $    1,575,000
* Kronos, Inc.                    30,000          892,500
  Methode Electronics `A'         30,000        1,076,250
* PLX Technology, Inc.            30,000          759,375
* Silicon Storage
    Technology, Inc.              15,000        1,113,750
* Tekelec                         30,000          990,000
* Wind River Systems              30,000        1,087,500
                                            --------------
                                               24,867,265
                                            --------------
  Transportation 2.6%
  C.H. Robinson
    Worldwide, Inc.               40,000        1,797,500
* EGL, Inc.                       30,000          721,875
  Expeditors Int'l. Of WA, Inc.   20,000          811,250
* RailAmerica, Inc.               30,000          157,500
  USFreightways Corp.             10,000          274,375
                                            --------------
                                                3,762,500
                                            --------------
  Total Common Stocks
    (Cost $107,180,644)                       125,916,684
                                            --------------

----------------------------------------------------------
                          Principal Amount     Value
                             (M=$1,000)      (Note 1)
----------------------------------------------------------
  Corporate Convertible Bonds  0.2%
  Phoenix Investment Partners 6%, '15
    (Cost $403,571)                250M           262,500
                                            --------------
  Corporate Short-Term Notes  11.1%
  Assoc. Corp. of NA
    6.50%, 06/15/00              4,500M         4,488,625
  Florida Power Corp.
    6.48%, 06/12/00              4,000M         3,992,080
  GTE Funding, Inc.
    6.43%, 06/02/00              2,600M         2,599,536
Transamerica Finance Corp.
    6.50%, 06/07/00              5,000M         4,994,583
Total Corporate Short-Term Notes
    (Cost $16,074,824)                         16,074,824
                                            --------------
  Total Investments
    (Cost $123,659,039)**                     142,254,008

  Excess of Other Assets
    Over Liabilities 1.6%                       2,324,961
                                            --------------
  Net Assets                                 $144,578,969
                                            ==============


----------
 * Non-income producing.
** Cost for federal income tax purposes is substantially similar. At May 31, 2000 net unrealized appreciation for federal income tax purposes aggregated $18,594,969 of which $29,986,792 related to appreciated securities and $11,391,823 related to depreciated securities.


                                              See Notes to Financial Statements.

Sentinel Small Company Fund
Statement of Assets and Liabilities
at May 31, 2000 (Unaudited)
--------------------------------------------------

Assets
 Investments at value (Cost $123,659,039)                       $142,254,008
 Cash and cash equivalents                                           818,650
 Receivable for securities sold                                    3,648,216
 Receivable for fund shares sold                                      73,500
 Receivable for dividends and interest                                40,925
                                                           ------------------
    Total Assets                                                 146,835,299
                                                           ------------------

 Liabilities
 Payable for securities purchased                                  1,068,640
 Payable for fund shares repurchased                                 961,091
 Accrued expenses                                                     34,937
 Management fee payable                                               74,530
 Distribution fee payable (Class A Shares)                            72,436
 Distribution fee payable (Class B Shares)                            18,616
 Fund service fee payable                                             26,080
                                                           ------------------
   Total Liabilities                                               2,256,330
                                                           ------------------
 Net Assets Applicable to Outstanding Shares                    $144,578,969
                                                           ==================
 Net Asset Value and Offering Price per Share
    Class A Shares
 $126,207,342 / 20,735,556 shares outstanding                $          6.09
 Sales Charge-- 5.00% of offering price                                 0.32
                                                           ------------------
 Maximum Offering Price                                      $          6.41
                                                           ==================
    Class B Shares
 $18,371,627 / 3,180,709 shares outstanding                  $          5.78
                                                           ==================

 Net Assets Represent
 Capital stock at par value                                  $       239,163
 Paid-in capital                                                 102,210,880
 Accumulated distributions in excess of
    net investment income                                           (211,518)
 Accumulated undistributed net realized gain
    on investments                                                23,745,475
 Unrealized appreciation of investments                           18,594,969
                                                           ------------------
 Net Assets                                                     $144,578,969
                                                           ==================


Investment Income
 Income:
 Dividends                                                     $     449,993
 Interest                                                            266,600
                                                           ------------------
    Total Income                                                     716,593
                                                           ------------------
 Expenses:
 Management advisory fee                                             417,400
Transfer agent and custodian                                         190,093
 Distribution expense (Class A Shares)                               182,186
 Distribution expense (Class B Shares)                                84,126
 Accounting services                                                  21,560
 Auditing fees                                                         4,950
 Legal fees                                                            4,450
 Reports and notices to shareholders                                   9,500
 Registration and filing fees                                         22,104
 Directors' fees and expenses                                          5,195
 Other                                                                 3,390
                                                           ------------------
    Total Expenses                                                   944,954
    Expense Offset                                                   (16,843)
                                                           ------------------
    Net Expenses                                                     928,111
                                                           ------------------
 Net Investment Loss                                                (211,518)
                                                           ------------------

 Realized and Unrealized Gain on Investments
 Net realized gain on sales of investments                        23,623,427
 Net change in unrealized appreciation                             1,580,982
                                                           ------------------
 Net Realized and Unrealized Gain on Investments                  25,204,409
                                                           ------------------
 Net Increase in Net Assets from Operations                      $24,992,891
                                                           ==================



See Notes to Financial Statements.
12

Sentinel Small Company Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                  Six Months                Year
                                                                       Ended               Ended
                                                                     5/31/00            11/30/99
                                                                  (Unaudited)
                                                           ------------------  ------------------
 Increase in Net Assets from Operations
 Net investment loss                                          $     (211,518)     $     (298,566)
 Net realized gain on sales of investments                        23,623,427          15,708,954
 Net change in unrealized appreciation (depreciation)              1,580,982            (461,717)
                                                           ------------------  ------------------
 Net increase in net assets from operations                       24,992,891          14,948,671
                                                           ------------------  ------------------

 Distributions to Shareholders
 From net investment income
    Class A Shares                                                      -                   -
    Class B Shares                                                      -                   -
 From realized gain on investments
    Class A Shares                                               (13,534,817)        (11,668,708)
    Class B Shares                                                (1,869,123)         (1,353,508)
                                                           ------------------  ------------------
 Total distributions to shareholders                             (15,403,940)        (13,022,216)
                                                           ------------------  ------------------

 From Capital Share Transactions
 Net proceeds from sales of shares
    Class A Shares                                                34,274,454          28,602,876
    Class B Shares                                                 2,611,562           3,276,653
 Net asset value of shares in reinvestment
    of dividends and distributions
    Class A Shares                                                12,511,194          10,889,296
    Class B Shares                                                 1,864,542           1,352,352
                                                           ------------------  ------------------
                                                                  51,261,752          44,121,177
 Less: Payments for shares reacquired
    Class A Shares                                               (37,031,810)        (42,938,531)
    Class B Shares                                                (1,444,227)         (2,605,732)
                                                           ------------------  ------------------
 Increase (decrease) in net assets from
    capital share transactions                                    12,785,715          (1,423,086)
                                                           ------------------  ------------------

 Total Increase in Net Assets for period                          22,374,666             503,369
 Net Assets: Beginning of period                                 122,204,303         121,700,934
                                                           ------------------  ------------------
 Net Assets: End of period                                      $144,578,969        $122,204,303
                                                           ==================  ==================
 Accumulated undistributed (distributions in excess of)
    Net Investment Income at End of Period                   $      (211,518) $                -
                                                           ==================  ==================


See Notes to Financial Statements.

Sentinel Small Company Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                 Six Months
                                                      Ended
                                                5/31/00 (B)     Year Ended     Year Ended     Year Ended    Year Ended   Year Ended
 Class A Shares                                 (Unaudited)       11/30/99       11/30/98       11/30/97      11/30/96     11/30/95
                                                -----------    -----------    -----------    -----------   -----------  -----------
Net asset value at beginning of period          $      5.74    $      5.67    $      6.30    $      5.17   $      5.20  $      5.53
                                                -----------    -----------    -----------    -----------   -----------  -----------
Income from Investment Operations
Net investment income (loss)                          (0.01)         (0.01)          --             0.02          0.01         0.02
Net realized and unrealized gain on investments        1.08           0.69           0.14           1.16          0.95         0.56
                                                -----------    -----------    -----------    -----------   -----------  -----------
Total from investment operations                       1.07           0.68           0.14           1.18          0.96         0.58
                                                -----------    -----------    -----------    -----------   -----------  -----------

Less Distributions
Dividends from net investment income                   --             --             0.02           0.01          0.03         --
Distributions from realized gains on investments       0.72           0.61           0.75           0.04          0.96         0.91
                                                -----------    -----------    -----------    -----------   -----------  -----------
Total Distributions                                    0.72           0.61           0.77           0.05          0.99         0.91
                                                -----------    -----------    -----------    -----------   -----------  -----------
Net asset value at end of period                $      6.09    $      5.74    $      5.67    $      6.30   $      5.17  $      5.20
                                                ===========    ===========    ===========    ===========   ===========  ===========
Total Return (%) *                                  21.0 ++           13.3            2.7           23.0          22.0         12.2

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)      1.23 +           1.30           1.31           1.34          1.47         1.56
Ratio of expenses to average net assets before
   expense reductions (%) **                         1.25 +           1.31           1.33           1.36          1.51         1.60
Ratio of net investment income (loss)
   to average net assets (%)                       (0.19) +          (0.14)         (0.07)          0.38          0.23         0.26
Portfolio turnover rate (%)                           44 ++             43             45             45            60           79
Net assets at end of period (000 omitted)       $   126,207    $   107,919    $   109,598    $   115,532   $    99,393  $    89,321

----------
   (A)  Commenced operations April 1, 1996.
   (B)  Per share data calculated utilizing average daily shares outstanding.
     +  Annualized
    ++  Not Annualized
     * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
    ** Expense reductions are comprised of the voluntary expense reimbursements and include the earnings credits as described in Notes
        (2) and (1) H.

See Notes to Financial Statements.
14

Sentinel Small Company Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                            Six Months
                                                                 Ended
                                                           5/31/00 (B)     Year Ended     Year Ended     Year Ended     Year Ended
 Class B Shares                                            (Unaudited)   11/30/99 (B)   11/30/98 (B)   11/30/97 (B)  11/30/96 (A)(B)

                                                           -----------   ------------   ------------   ------------  ---------------

 Net asset value at beginning of period                     $     5.51     $     5.51     $     6.18     $     5.12     $     4.82
                                                            ----------     ----------     ----------     ----------     ----------

 Income from Investment Operations
 Net investment income (loss)                                    (0.03)         (0.06)         (0.03)         (0.03)         (0.03)
 Net realized and unrealized gain on investments                  1.02           0.67           0.11           1.13           0.33
                                                            ----------     ----------     ----------     ----------     ----------
 Total from investment operations                                 0.99           0.61           0.08           1.10           0.30
                                                            ----------     ----------     ----------     ----------     ----------

 Less Distributions
 Dividends from net investment income                             --             --             --             --             --


Distributions from realized gains on investments                  0.72           0.61           0.75           0.04
                                                                                                                        ----------
                                                            ----------     ----------     ----------     ----------     ----------
 Total Distributions                                              0.72           0.61           0.75           0.04           --
                                                            ----------     ----------     ----------     ----------     ----------
 Net asset value at end of period                           $     5.78     $     5.51     $     5.51     $     6.18     $     5.12
                                                            ==========     ==========     ==========     ==========     ==========
 Total Return (%) *                                               20.4++         12.3            1.7           21.6            6.2++


 Ratios/Supplemental Data
 Ratio of net expenses to average net assets (%)                  2.16+          2.27           2.24           2.35           2.62+
 Ratio of expenses to average net assets before
    expense reductions (%) **                                     2.18+          2.28           2.25           2.36           2.64+
 Ratio of net investment income (loss)
    to average net assets (%)                                   (1.12)+         (1.11)         (1.00)         (0.62)         (0.91)+

 Portfolio turnover rate (%)                                       44++            43             45             45             60
 Net assets at end of period (000 omitted)                  $   18,372     $   14,285     $   12,103     $    7,656     $    1,943

----------
(A)  Commenced operations April 1, 1996.
(B)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not Annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earnings credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.

Sentinel Mid Cap Growth Fund
Investment in Securities
at May 31, 2000 (Unaudited)
----------------------------------------------------------

                                 Shares          Value
                                               (Note 1)
----------------------------------------------------------
Common Stocks 100.0%
  Basic Materials 2.3%
  Bemis Co.                       60,000    $   2,062,500
  Vulcan Materials Co.            80,000        3,740,000
                                            --------------
                                                5,802,500
                                            --------------
  Capital Goods 6.0%
* Black Box Corp.                 43,000        3,375,500
  Dover Corp.                     72,000        3,348,000
* Plexus Corp.                    80,000        6,680,000
  Tyco International Ltd.         30,000        1,411,875
                                            --------------
                                               14,815,375
                                            --------------
  Communications Services 2.2%
* NEXTLINK Communications -
    Class A                       54,400        3,811,400
* WinStar Communications          55,500        1,574,812
                                            --------------
                                                5,386,212
                                            --------------
  Consumer Cyclicals 7.3%
* Administaff, Inc.              100,000        5,193,750
* Bed Bath & Beyond, Inc.         50,000        1,840,625
* Best Buy Co., Inc.              60,000        3,840,000
  Home Depot, Inc.                28,000        1,366,750
  Scientific Atlanta              50,000        2,818,750
  Tiffany & Company               20,000        1,218,750
  Wal-Mart Stores, Inc.           32,000        1,844,000
                                            --------------
                                               18,122,625
                                            --------------
  Consumer Staples  1.2%
* Starbucks Corporation           50,000        1,700,000
  Walt Disney Co.                 30,000        1,265,625
                                            --------------
                                                2,965,625
                                            --------------
  Energy 10.0%
  Burlington Resources, Inc.      35,000        1,601,250
* Cal Dive Int'l., Inc.          112,000        5,159,000
  EOG Resources, Inc.            155,000        5,037,500
* Global Marine, Inc.             50,000        1,415,625
* Ocean Energy, Inc.             150,000        2,250,000
  Santa Fe Int'l. Corp.          105,000        4,075,313
* Smith International, Inc.       66,000        5,218,125
                                            --------------
                                               24,756,813
                                            --------------
  Financials 8.3%
  American Int'l. Group           40,000        4,502,500
  Bank of New York Co.            80,000        3,755,000
  Citigroup, Inc.                 40,000        2,487,500
  HSB Group Holding               50,000        1,453,125
  Marsh & McLennan Co.            65,000        7,154,063
  Waddell & Reed Fin'l. -
    Class B                       50,000        1,221,875
                                            --------------
                                               20,574,063
                                            --------------
  Health Care 19.8%
  American Home
    Products Corp.                46,300        2,494,412
* Barr Laboratories, Inc.         80,000        4,330,000
  Cambrex Corp.                   70,000        2,948,750
* Chiron Corp.                    52,000        1,972,750
* Forest Labs, Inc. - Class A     40,000        3,540,000
* Genzyme General                 90,000        5,113,125
* Human Genome Sciences           54,200        4,756,050
* Incyte Pharmaceuticals, Inc.    40,000        2,110,000
* Medicis Pharmaceutical -
    Class A                       50,000        2,337,500
* Medtronic, Inc.                 42,000        2,168,250
* Millennium Pharmaceuticals      60,000        5,017,500
* Myriad Genetics, Inc.           66,300        5,229,413
  Pfizer, Inc.                    78,000        3,475,875
* Watson Pharmaceuticals, Inc.    80,000        3,530,000
                                            --------------
                                               49,023,625
                                            --------------
  Technology 40.1%
* Alpha Industries, Inc.          76,400        3,519,175
* Analog Devices                  74,000        5,698,000
* Applied Materials, Inc.         51,500        4,300,250
* Broadcom Corporation -
    Class A                       25,200        3,277,575
* Cable Design Technologies       56,300        1,558,806
* C-Cube Microsystems             55,600          955,625
* Cisco Systems, Inc.             84,400        4,810,800
* Convergys Corp.                 80,000        3,595,000
  Dallas Semiconductor Corp.     115,000        4,600,000
* EMC Corp.                       38,000        4,419,875
* Harmonic, Inc.                  30,174        1,348,401
* Inktomi Corp.                   37,600        4,197,100
  Intel Corporation               39,500        4,925,156
* JDS Uniphase                    40,100        3,528,800
* Juniper Networks, Inc.          21,400        3,749,013
  KLA Tencor Corp.                32,100        1,590,956
  Linear Technology Corp.         73,400        4,335,188
* Micrel, Inc.                    53,100        3,385,125
  Nortel Networks Corp.           92,800        5,040,200
* Novellus Systems                69,400        3,344,213
* Oracle Corporation              60,600        4,355,625
* Siebel Systems, Inc.            33,000        3,861,000
* Silicon Storage
    Technology, Inc.              59,400        4,410,450
* Sonus Networks, Inc.            18,000        1,312,875
* Sun Microsystems                45,300        3,471,112
* Tekelec                         87,600        2,890,800
* Vitesse Semiconductor
    Corporation                   59,000        2,986,875
* Wind River Systems             112,000        4,060,000
                                            --------------
                                               99,527,995
                                            --------------
  Transportation 1.3%
  C.H. Robinson
    Worldwide, Inc.               70,000        3,145,625
                                            --------------
  Utilities 1.5%
  Enron Corp.                     53,000        3,862,375
                                            --------------
  Total Common Stocks
    (Cost $219,223,237)                       247,982,832
                                            --------------

----------------------------------------------------------
                              Principal Amount      Value
                                 (M=$1,000)       (Note 1)
----------------------------------------------------------
  Corporate Short-Term Notes 0.8%

  PepsiCo, Inc.
    6.73%, 06/01/00
    (Cost $2,000,000)             2,000M    $   2,000,000
                                            --------------
  Total Investments
    (Cost $221,223,237)**                     249,982,832

  Excess of Liabilities
    Over Other Assets (0.8%)                   (2,084,602)
                                            --------------
  Net Assets                                $ 247,898,230
                                            ==============

----------
 * Non-income producing.
** Also cost for federal income tax purposes.
   At May 31, 2000 net unrealized appreciation for federal income tax purposes aggregated $28,759,595 of which $39,461,499 related to appreciated securities and $10,701,904 related to depreciated securities.

Sentinel Mid Cap Growth Fund
Statement of Assets and Liabilities
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $221,223,237)                       $249,982,832
Cash and cash equivalents                                           910,554
Receivable for securities sold                                   10,375,384
Receivable for fund shares sold                                     328,640
Receivable for dividends                                             79,290
                                                             ---------------
 Total Assets                                                   261,676,700
                                                             ---------------

Liabilities
Payable for securities purchased                                 12,721,402
Payable for fund shares repurchased                                 693,707
Accrued expenses                                                     43,482
Management fee payable                                              128,607
Distribution fee payable (Class A Shares)                           127,592
Distribution fee payable (Class B Shares)                            31,390
Distribution fee payable (Class C Shares)                               212
Fund service fee payable                                             32,078
                                                             ---------------
 Total Liabilities                                               13,778,470
                                                             ---------------
Net Assets Applicable to Outstanding Shares                    $247,898,230
                                                             ===============
 Class A Shares
$213,286,390/10,359,122 shares outstanding                     $     20.59
Sales Charge -- 5.00% of offering price                               1.08
                                                             ---------------
Maximum Offering Price                                         $     21.67
                                                             ===============
 Class B Shares
$34,262,164/1,709,860 shares outstanding                       $     20.04
                                                             ===============
 Class C Shares
$349,676/17,007 shares outstanding                             $     20.56
                                                             ===============

Net Assets Represent
Capital stock at par value                                     $    120,860
Paid-in capital                                                 185,984,129
Accumulated distributions in excess of
 net investment income                                             (983,073)
Accumulated undistributed net realized gain
 on investments                                                  34,016,719
Unrealized appreciation of investments                           28,759,595
                                                             ---------------
Net Assets                                                     $247,898,230
                                                             ===============


Sentinel Mid Cap Growth Fund
Statement of Operations
For the Six Months Ended May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                      $    328,691
Interest                                                            148,308
                                                             ---------------
 Total Income                                                       476,999
                                                             ---------------
Expenses:
Management advisory fee                                             705,376
Transfer agent and custodian                                        204,037
Distribution expense (Class A Shares)                               308,983
Distribution expense (Class B Shares)                               139,673
Distribution expense (Class C Shares)*                                  329
Accounting services                                                  36,672
Auditing fees                                                         9,500
Legal fees                                                            7,000
Reports and notices to shareholders                                   8,250
Registration and filing fees                                         32,520
Directors' fees and expenses                                          8,451
Other                                                                 5,201
                                                             ---------------
 Total Expenses                                                   1,465,992
 Expense Offset                                                     (27,549)
                                                             ---------------
 Net Expenses                                                     1,438,443
                                                             ---------------
Net Investment Loss                                                (961,444)
                                                             ---------------

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sales of investments                        33,959,812
Net change in unrealized appreciation (depreciation)               (844,577)
                                                             ---------------
Net Realized and Unrealized Gain on Investments                  33,115,235
                                                             ---------------
Net Increase in Net Assets from Operations                     $ 32,153,791
                                                             ===============


 * For the period from March 30, 2000 through May 31, 2000.



See Notes to Financial Statements.

Sentinel Mid Cap Growth Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                 Six Months
                                                                      Ended                Year
                                                                    5/31/00               Ended
                                                                 (Unaudited)           11/30/99
                                                          ------------------  ------------------
Increase in Net Assets from Operations
Net investment loss                                            $   (961,444)       $   (616,481)
Net realized gain on sales of investments                        33,959,812          11,126,651
Net change in unrealized appreciation (depreciation)               (844,577)         21,994,916
                                                          ------------------  ------------------
Net increase in net assets from operations                       32,153,791          32,505,086
                                                          ------------------  ------------------

Distributions to Shareholders
From net investment income
   Class A Shares                                                         -                   -
   Class B Shares                                                         -                   -
   Class C Shares*                                                        -                   -
From net realized gain on investments
   Class A Shares                                                (9,425,171)         (7,360,527)
   Class B Shares                                                (1,024,929)           (288,532)
   Class C Shares*                                                        -                   -
                                                          ------------------  ------------------
Total distributions to shareholders                             (10,450,100)         (7,649,059)
                                                          ------------------  ------------------

From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                               107,856,290          53,398,987
   Class B Shares                                                19,667,017          10,177,807
   Class C Shares*                                                  395,705                  -
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                                 8,739,915           6,662,042
   Class B Shares                                                 1,022,706             288,437
   Class C Shares*                                                        -                   -
                                                          ------------------  ------------------
                                                                137,681,633          70,527,273
Less: Payments for shares reacquired
   Class A Shares                                               (64,534,145)        (40,685,086)
   Class B Shares                                                (2,451,167)           (910,887)
   Class C Shares*                                                  (25,163)                  -
                                                          ------------------  ------------------
Increase in net assets from capital share transactions           70,671,158          28,931,300
                                                          ------------------  ------------------
Total Increase in Net Assets for period                          92,374,849          53,787,327
Net Assets: Beginning of period                                 155,523,381         101,736,054
                                                          ------------------  ------------------
Net Assets: End of period                                      $247,898,230        $155,523,381
                                                          ==================  ==================
Distributions in Excess of Net Investment Income
   at End of Period                                            $   (983,073)       $    (21,629)
                                                          ==================  ==================


 * For the period from March 30, 2000 through May 31, 2000.


See Notes to Financial Statements.
18

Sentinel Mid Cap Growth Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                  Six Months
                                                       Ended
                                                 5/31/00 (B)     Year Ended     Year Ended    Year Ended    Year Ended   Year Ended
 Class A Shares                                  (Unaudited)       11/30/99       11/30/98      11/30/97      11/30/96     11/30/95
                                                 -----------    -----------    -----------   -----------   -----------  -----------
Net asset value at beginning of period           $     17.80    $     14.65    $     18.73   $     17.57   $     16.93  $     16.15
                                                 -----------    -----------   ------------   -----------   -----------  -----------

Income (Loss) from Investment Operations
Net investment income (loss)                           (0.07)         (0.06)         (0.03)        (0.02)         0.03         0.07
Net realized and unrealized gain (loss)
  on investments                                        4.04           4.29           1.08          4.00          3.23         3.33
                                                 -----------    -----------    -----------   -----------   -----------  -----------
Total from investment operations                        3.97           4.23           1.05          3.98          3.26         3.40
                                                 -----------    -----------    -----------   -----------   -----------  -----------

Less Distributions
Dividends from net investment income                    --             --             --            0.02          0.07         0.05
Distributions from realized gains on investments        1.18           1.08           5.13          2.80          2.55         2.57
                                                 -----------    -----------    -----------   -----------   -----------  -----------
Total Distributions                                     1.18           1.08           5.13          2.82          2.62         2.62
                                                 -----------    -----------   ------------   -----------   -----------  -----------
Net asset value at end of period                 $     20.59    $     17.80    $     14.65   $     18.73   $     17.57  $     16.93
                                                 ===========    ===========    ===========   ===========   ===========  ===========
Total Return (%) *                                      23.6++         30.5            8.3          27.3          22.6         24.9

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)         1.12+          1.20           1.26          1.29          1.40         1.50
Ratio of expenses to average net assets before
   expense reductions (%) **                            1.14+          1.22           1.29          1.32          1.43         1.54
Ratio of net investment income (loss)
   to average net assets (%)                           (0.71)+        (0.41)         (0.23)        (0.15)         0.16         0.42
Portfolio turnover rate (%)                              118++          118             97           161            98           84
Net assets at end of period (000 omitted)        $   213,286    $   140,633    $    97,895   $    88,184   $    69,816  $    60,446


   (A) Commenced operations January 12, 1998.
   (B) Per share data calculated utilizing average daily shares outstanding.
   (C) Commenced operations March 30, 2000.
    +  Annualized
   ++  Not annualized
    * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
   ** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.

Sentinel Mid Cap Growth Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

------------------------------------------------------------------------------------------------------------------------------------

                                                                                      Period from                     Period from
                                                       Six Months                        01/12/98                 3/30/00 through
                                                 Ended 5/31/00 (B)      Year Ended        through                   5/31/00 (B)(C)
Class B Shares                                         (Unaudited)      11/30/99(B) 11/30/98(A)(B)  Class C Shares     (Unaudited)
                                                     -------------   -------------  -------------                   -------------

Net asset value at beginning of period                  $    17.43      $    14.52     $    13.08                    $    22.79
                                                     -------------   -------------  -------------                 -------------

Income (Loss) from Investment Operations
Net investment income (loss)                                 (0.16)          (0.23)         (0.17)                        (0.08)
Net realized and unrealized gain (loss) on investments        3.95            4.22           1.61                         (2.15)
                                                     -------------   -------------  -------------                 -------------
Total from investment operations                              3.79            3.99           1.44                         (2.23)
                                                     -------------   -------------  -------------                 -------------

Less Distributions
Dividends from net investment income                            --              --             --                            --
Distributions from realized gains on investments              1.18            1.08             --                            --
                                                     -------------   -------------  -------------                 -------------
Total Distributions                                           1.18            1.08             --                            --
                                                     -------------   -------------  -------------                 -------------

Net asset value at end of period                        $    20.04      $    17.43     $    14.52                    $    20.56
                                                     =============   =============  =============                 =============
Total Return (%) *                                            23.0 ++         29.0           11.0 ++                       (9.8)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)               2.04 +          2.27           2.27 +                        2.05 +
Ratio of expenses to average net assets before
   expense reductions (%)**                                   2.06 +          2.29           2.29 +                        2.07 +
Ratio of net investment income (loss)
   to average net assets (%)                                 (1.63)+         (1.53)         (1.24)+                       (1.50)+
Portfolio turnover rate (%)                                    118 ++          118             97                           118++
Net assets at end of period (000 omitted)               $   34,262      $   14,891     $    3,841                    $      350



   (A) Commenced operations January 12, 1998.
   (B) Per share data calculated utilizing average daily shares outstanding.
   (C) Commenced operations March 30, 2000.
    +  Annualized
   ++  Not annualized

    * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.

   ** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.
20

Sentinel World Fund
Investment in Securities
at May 31, 2000 (Unaudited)
----------------------------------------------------------
                                  Shares           Value
                                                 (Note 1)
----------------------------------------------------------

  Common Stocks 94.5%
  Australia 3.3%
  National Australia             163,600    $   2,444,031
  News Corporation               100,000        1,133,867
  Rio Tinto Limited               75,000        1,074,710
                                            --------------
                                                4,652,608
                                            --------------
  Denmark 1.6%
  Den Danske Bank                 19,600        2,283,438
                                            --------------
  France 9.5%
  Alcatel Alsthom (ADR)           60,005        3,274,023
  Michelin                        45,000        1,494,142
  Societe Generale                48,400        2,799,858
  Total Fina (ADR)                45,000        3,552,188
  Vivendi                         20,000        2,151,190
                                            --------------
                                               13,271,401
                                            --------------
  Germany 6.9%
  BASF A.G.                       45,000        1,847,685
  Bayer A.G. Ord.                 45,000        1,750,882
  DaimlerChrysler (ADR)           20,000        1,078,750
  Deutsche Bank                   37,000        2,816,937
  SAP A.G. (ADR)                  50,000        2,143,750
                                            --------------
                                                9,638,004
                                            --------------
  Hong Kong 2.4%
  HSBC Holdings                  299,870        3,309,441
                                            --------------
  Italy 4.5%
  Enel SpA                       300,000        1,341,220
  San Paolo IMI SpA (ADR)         54,500        1,624,781
  Telecom Italia (ADR)            14,901        2,069,376
  Telecom Italia Mobile          125,000        1,305,913
                                            --------------
                                                6,341,290
                                            --------------
  Japan 23.0%
  Bank of Tokyo                  200,000        2,502,897
  Canon                           80,000        3,678,331
  Fuji Photo Film                 75,000        2,614,137
  Honda Motors                    67,000        2,204,867
  Ito-Yokado Co LTD               25,000        1,480,881
  Kyocera Corp.                   24,200        4,011,087
  Mitsubishi Heavy Industry      500,000        1,733,488
  Nintendo Co.                    17,000        2,521,437
  Nippon Express                 220,000        1,223,638
  Nippon Telegraph
    & Telephone                      265        3,144,380
  Shin-etsu Chem                  36,000        1,762,039
  Sony Corp.                      20,000        1,807,648
  Takefuji Corp.                  15,000        1,585,168
  Toyota Motor                    40,000        1,813,210
                                            --------------
                                               32,083,208
                                            --------------
  Mexico 2.0%
  Grupo Televisa SA (ADR)         25,000        1,392,187
  Telefonos de Mexico (ADR)       28,500        1,387,594
                                            --------------
                                                2,779,781
                                            --------------
  Netherlands 8.4%
  ABN Amro Bank                  104,000        2,383,144
  ING Groep N.V.                  43,976        2,636,893
  Koninklijke Philips
    Electronics N.V. (ADR)        60,000        2,651,250
  Unilever N.V. (ADR)             79,999        4,064,949
                                            --------------
                                               11,736,236
                                            --------------
  Portugal 1.9%
  Portugal Telecom (ADR)         240,000        2,610,000
                                            --------------
  South Korea 2.7%
  Korea Telecom
    Corp SA (ADR)                 35,000        1,295,000
  Samsung Electronics              9,300        2,535,989
                                            --------------
                                                3,830,989
                                            --------------
  Spain 5.3%
  Banco Popular                   60,000        1,924,847
  Endesa (ADR)                   107,700        2,268,431
  E.N.I. SpA (ADR)                20,000        1,086,250
  Repsol (ADR)                   100,000        2,106,250
                                            --------------
                                                7,385,778
                                            --------------
  Sweden 1.4%
  Astrazeneca                     45,000        1,890,229
                                            --------------
  Switzerland 5.8%
  Nestle A.G. Registered           1,200        2,296,719
  Novartis A.G. Registered         1,948        2,883,095
  Zurich Allied                    6,000        2,960,057
                                            --------------
                                                8,139,871
                                            --------------
  United Kingdom 15.8%
  British Airways plc (ADR)       25,000        1,407,813
  British Telecom plc (ADR)       18,400        2,681,800
  Corus Group plc (ADR)           75,000        1,125,000
  Diageo plc                     200,000        1,705,735
  Glaxo Hldg plc (ADR)            36,000        2,027,250
  Johnson Matthey plc            100,000        1,097,961
  Marks & Spencer plc            450,000        1,673,343
  Powergen plc                   250,000        1,638,329
  Royal Bank of Scotland         107,779        1,773,040
  Scottish Power                 250,000        1,990,336
  Shell Transport &
    Trading (ADR)                 62,000        3,123,250
  Smithkline Beecham
    plc (ADR)                     30,000        1,895,625
                                            --------------
                                               22,139,482
                                            --------------
  Total Common Stocks
    (Cost $112,576,043)                       132,091,756
                                            --------------

----------------------------------------------------------
                        Principal Amount           Value
                           (M=$1,000)            (Note 1)
----------------------------------------------------------

  Corporate Short-Term Notes 7.3%
  Transamerica Financial
    6.77%, 06/01/00               6,500M    $   6,500,000
  USAA Cap. Corp.
    6.74%, 06/01/00               3,600M        3,600,000
                                            --------------
  Total Corporate Short-Term Notes
    (Cost $10,100,000)                         10,100,000
                                            --------------
  Total Investments
    (Cost $122,676,043)                       142,191,756

Excess of Liabilities
    Over Other Assets (1.8%)                   (2,446,181)
                                            --------------
  Net Assets                                 $139,745,575
                                            ==============

----------------------------------------------------------
                 Summary of Foreign Securities
                  by Industry Classification

                                 Percent of       Market
  Industry                       Net Assets       Value
  Airlines                          1.0%    $   1,407,813
  Automobiles, Auto Parts           4.7%        6,590,969
  Banks                            15.1%       21,045,477
  Broadcasting                      0.8%        1,133,867
  Chemicals                         2.5%        3,512,921
  Computers                         1.5%        2,143,750
  Consumer Products                 4.1%        5,770,684
  Electrical Components             4.7%        6,547,076
  Electrical Equipment              1.9%        2,651,250
  Entertainment                     1.8%        2,521,437
  Financial                         3.2%        4,402,105
  Financial Services                1.9%        2,636,893
  Foods, Grocery                    1.1%        1,480,881
  Gold, Precious Metals             1.6%        2,172,671
  Healthcare - Drug/Pharmacy        6.2%        8,696,199
  Household Furniture
    & Appliance                     1.3%        1,807,648
  Industrial - Diversified          1.5%        2,151,190
  Insurance                         2.1%        2,960,057
  Machinery                         1.2%        1,733,488
  Manufacturing & Process           1.3%        1,847,685
  Office Equipment & Supply         2.6%        3,678,331
  Oil                               7.1%        9,867,938
  Photography                       1.9%        2,614,137
  Retail                            2.8%        3,970,062
  Steel                             0.8%        1,125,000
  Telecommunications               12.7%       17,768,086
  Television                        1.0%        1,392,187
  Transportation                    0.9%        1,223,638
  Utilities - Electric              5.2%        7,238,316
                                 -------    --------------
                                   94.5%    $ 132,091,756
                                 =======    ==============

----------------------------------------------------------
* Also cost for federal income tax purposes.
  At May 31, 2000 net unrealized appreciation for federal income tax purposes aggregated $19,515,713 of which $30,259,653 related to appreciated securities and $10,743,940 related to depreciated securities.

  (ADR) - American Depository Receipt



                                              See Notes to Financial Statements.

Sentinel World Fund
Statement of Assets and Liabilities
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $122,676,043)                       $142,191,756
Cash and cash equivalents                                            47,609
Foreign currency (Cost $1,092,761)                                1,094,423
Receivable for fund shares sold                                     523,504
Receivable for dividends and interest                               602,086
                                                          ------------------
    Total Assets                                                144,459,378
                                                          ==================

Liabilities
Payable for fund shares repurchased                               4,552,173
Accrued expenses                                                      3,165
Management fee payable                                               70,712
Distribution fee payable (Class A Shares)                            51,091
Distribution fee payable (Class B Shares)                            21,131
Distribution fee payable (Class C Shares)                             2,882
Fund service fee payable                                             12,649
                                                          ------------------
    Total Liabilities                                             4,713,803
                                                          ------------------
Net Assets Applicable to Outstanding Shares                    $139,745,575
                                                          ==================


                                                          ------------------
Net Asset Value and Offering Price per Share
    Class A Shares
$112,784,584/5,667,769 shares outstanding                      $      19.90
Sales Charge--5.00% of offering price                                  1.05
                                                          ------------------
Maximum Offering Price                                         $      20.95
                                                          ==================
    Class B Shares
$24,780,698/1,262,124 shares outstanding                       $      19.63
                                                          ==================
    Class C Shares
$2,180,293/109,918 shares outstanding                          $      19.84
                                                          ==================

Net Assets Represent
Capital stock at par value                                     $     70,398
Paid-in capital                                                 100,992,640
Accumulated undistributed net investment income                     877,770
Accumulated undistributed net realized gain
    on investments and foreign exchange                          18,294,598
Unrealized appreciation of investments
    and foreign exchange                                         19,510,169
                                                          ------------------
Net Assets                                                     $139,745,575
                                                          ==================


Sentinel World Fund
Statement of Operations
For the Six Months Ended May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
Investment Income
Income:
Dividends                                                       $  1,976,910 *
Interest                                                             112,377
                                                           ------------------
 Total Income                                                      2,089,287
                                                           ------------------
Expenses:
Management advisory fee                                              433,770
Transfer agent and custodian                                         172,420
Distribution expense (Class A Shares)                                173,423
Distribution expense (Class B Shares)                                125,601
Distribution expense (Class C Shares)                                 14,671
Accounting services                                                   14,050
Auditing fees                                                          3,750
Legal fees                                                             1,575
Reports and notices to shareholders                                    2,125
Registration and filing fees                                          23,442
Directors' fees and expenses                                           5,439
Other                                                                  1,111
                                                           ------------------
 Total Expenses                                                      971,377
 Expense Offset                                                       (6,421)
                                                           ------------------
 Net Expenses                                                        964,956
                                                           ------------------
Net Investment Income                                              1,124,331
                                                           ------------------

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments                                                       18,294,522
Foreign currency transactions                                       (305,487)
                                                           ------------------
 Net realized gain                                                17,989,035
                                                           ------------------
Net change in unrealized appreciation (depreciation)
 during the period:
Investments                                                      (15,000,900)
Foreign currency transactions                                           (836)
                                                           ------------------
Net change in unrealized appreciation (depreciation)             (15,001,736)
                                                           ------------------
Net Realized and Unrealized Gain on Investments                    2,987,299
                                                           ------------------
Net Increase in Net Assets from Operations                      $  4,111,630
                                                           ==================



* Net of Foreign Tax Withholding of $171,231


See Notes to Financial Statements.
22

Sentinel World Fund
Statement of Changes in Net Assets

------------------------------------------------------------------------------------------------
                                                                 Six Months                Year
                                                                      Ended               Ended
                                                                    5/31/00            11/30/99
                                                                (Unaudited)
                                                          ------------------  ------------------
Increase in Net Assets from Operations
Net investment income                                          $  1,124,331        $  1,788,010
Net realized gain on sales of investments                        17,989,035          11,911,864
Net change in unrealized appreciation (depreciation)            (15,001,736)          7,979,628
                                                          ------------------  ------------------
Net increase in net assets from operations                        4,111,630          21,679,502
                                                          ------------------  ------------------

Distributions to Shareholders
From net investment income
   Class A Shares                                                (1,389,189)           (949,988)
   Class B Shares                                                  (105,915)            (22,623)
   Class C Shares                                                         -                   -
From realized gain on investments
   Class A Shares                                                (8,841,271)                  -
   Class B Shares                                                (1,900,320)                  -
   Class C Shares                                                  (147,057)                  -
                                                          ------------------  ------------------
Total distributions to shareholders                             (12,383,752)           (972,611)
                                                          ------------------  ------------------

From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                               218,450,721         135,953,410
   Class B Shares                                                 3,780,424           4,677,480
   Class C Shares                                                21,813,384          26,898,630
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                                 9,530,430             777,351
   Class B Shares                                                 1,965,603              19,186
   Class C Shares                                                   147,057                   -
                                                          ------------------  ------------------
                                                                255,687,619         168,326,057
Less: Payments for shares reacquired
   Class A Shares                                              (215,929,398)       (146,869,052)
   Class B Shares                                                (2,984,508)         (2,574,022)
   Class C Shares                                               (21,525,118)        (26,785,793)
                                                          ------------------  ------------------
Increase (decrease) in net assets from capital
   share transactions                                            15,248,595          (7,902,810)
                                                          ------------------  ------------------
Total Increase in Net Assets for period                           6,976,473          12,804,081
Net Assets: Beginning of period                                 132,769,102         119,965,021
                                                          ------------------  ------------------
Net Assets: End of period                                      $139,745,575        $132,769,102
                                                          ==================  ==================
Undistributed Net Investment Income
   at End of Period                                            $    877,770        $  1,554,029
                                                          ==================  ==================

See Notes to Financial Statements.

Sentinel World Fund (A)
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

----------------------------------------------------------------------------------------------------------------------------------
                                                   Six Months
                                             Ended 5/31/00 (D)    Year Ended    Year Ended    Year Ended  Year Ended  Year Ended
Class A Shares                                     (Unaudited)      11/30/99      11/30/98      11/30/97    11/30/96    11/30/95
                                                   -----------   -----------   -----------   -----------  ----------  ----------
Net asset value at beginning of period             $     21.28   $     18.19   $     17.25   $     15.69  $    13.78  $    12.74
                                                   -----------   -----------   -----------   -----------  ----------  ----------

Income (Loss) from Investment Operations
Net investment income (loss)                              0.12          0.28          0.18          0.11        0.12        0.14
Net realized and unrealized gain (loss) on investments    0.45          2.98          1.52          1.80        1.99        1.14
                                                   -----------   -----------   -----------   -----------  ----------  ----------
Total from investment operations                          0.57          3.26          1.70          1.91        2.11        1.28
                                                   -----------   -----------   -----------   -----------  ----------  ----------

Less Distributions
Dividends from net investment income                      0.26          0.17          0.12          0.11        0.13        0.09
Distributions from realized gains on investments          1.69            --          0.64          0.24        0.07        0.15
                                                   -----------   -----------   -----------   -----------  ----------  ----------
Total Distributions                                       1.95          0.17          0.76          0.35        0.20        0.24
                                                   -----------   -----------   -----------   -----------  ----------  ----------
Net asset value at end of period                   $     19.90   $     21.28   $     18.19   $     17.25  $    15.69  $    13.78
                                                   ===========   ===========   ===========   ===========  ==========  ==========
Total Return (%) *                                         2.6 ++       18.1          10.3          12.5        15.5        10.2

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)           1.16 +        1.24          1.24          1.29        1.43        1.56
Ratio of expenses to average net assets before
 expense reductions (%) **                                1.17 +        1.25          1.26          1.32        1.48        1.63
Ratio of net investment income (loss)
 to average net assets (%)                                1.98 +        1.86          1.18          1.14        0.94        0.79
Portfolio turnover rate (%)                                 25 ++         35            12            21          14          32
Net assets at end of period (000 omitted)          $   112,785   $   107,413   $   100,790   $    89,740  $   71,458  $   47,702


(A) As of April 1, 1996 INVESCO Capital Management, Inc. became the sub-advisor to the Fund.
(B) Commenced operations April 1, 1996.
(C) Commenced operations May 4, 1998.
(D) Per share data calculated utilizing average daily shares outstanding.
 +  Annualized
++  Not Annualized
 * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Notes (2) and (1) H.


See Notes to Financial Statements.
24

Sentinel World Fund (A)
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

----------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months    Eight Months
                                                  Ended 5/31/00 (D)     Year Ended     Year Ended     Year Ended           Ended
Class B Shares                                          (Unaudited)    11/30/99 (D)   11/30/98 (D)   11/30/97 (D) 11/30/96 (B)(D)
                                                     -------------   -------------  -------------  -------------   -------------
Net asset value at beginning of period                  $    20.95      $    17.92     $    17.05     $    15.58      $    14.49
                                                     -------------   -------------  -------------  -------------   -------------

Income (Loss) from Investment Operations
Net investment income (loss)                                  0.04            0.10           0.04           0.01           (0.08)
Net realized and unrealized gain (loss) on investments        0.42            2.95           1.47           1.74            1.17
                                                     -------------   -------------  -------------  -------------   -------------
Total from investment operations                              0.46            3.05           1.51           1.75            1.09
                                                     -------------   -------------  -------------  -------------   -------------

Less Distributions
Dividends from net investment income                          0.09            0.02             --           0.04              --
Distributions from realized gains on investments              1.69              --           0.64           0.24              --
                                                     -------------   -------------  -------------  -------------   -------------
Total Distributions                                           1.78            0.02           0.64           0.28              --
                                                     -------------   -------------  -------------  -------------   -------------
Net asset value at end of period                        $    19.63      $    20.95     $    17.92     $    17.05      $    15.58
                                                     =============   =============  =============  =============   =============
Total Return (%) *                                             2.1 ++         17.1            9.2           11.5             7.5 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)               2.07 +          2.15           2.23           2.16            2.56 +
Ratio of expenses to average net assets before
   expense reductions (%) **                                  2.08 +          2.16           2.25           2.18            2.59 +
Ratio of net investment income (loss)
   to average net assets (%)                                  1.04 +          0.98           0.19           0.23           (0.19)+
Portfolio turnover rate (%)                                     25 ++           35             12             21              14
Net assets at end of period (000 omitted)               $   24,781      $   23,536     $   18,163     $   10,121      $    3,188


 (A) As of April 1, 1996 INVESCO Capital Management, Inc. became the sub-advisor to the Fund.
 (B) Commenced operations April 1, 1996.
 (C) Commenced operations May 4, 1998.
 (D) Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not Annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
  ** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Notes (2) and (1) H.



See Notes to Financial Statements.

Sentinel World Fund (A)
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

---------------------------------------------------------------------------------------------------
                                                                                        Period from
                                                        Six Months    Period from            5/4/98
                                                  Ended 5/31/00 (D)         Ended           through
Class C Shares                                          (Unaudited)   11/30/99 (D)   11/30/98 (C)(D)
                                                      ------------   ------------      ------------
Net asset value at beginning of period                   $   21.08     $    18.05        $    19.57
                                                      ------------   ------------      ------------
Income (Loss) from Investment Operations
Net investment income (loss)                                  0.08           0.09             (0.02)
Net realized and unrealized gain (loss) on investments        0.37           2.94             (1.50)
                                                      ------------   ------------      ------------
Total from investment operations                              0.45           3.03             (1.52)
                                                      ------------   ------------      ------------
Less Distributions
Dividends from net investment income                            --            --                 --
Distributions from realized gains on investments              1.69            --                 --
                                                      ------------   ------------      ------------
Total Distributions                                           1.69             --                --
                                                      ------------   ------------      ------------
Net asset value at end of period                         $   19.84     $    21.08        $    18.05
                                                      ============   ============      ============
Total Return (%) *                                             2.0 ++        16.8              (7.8) ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)               2.22 +         2.28              2.20 +
Ratio of expenses to average net assets before
   expense reductions (%) **                                  2.23 +         2.29              2.21 +
Ratio of net investment income (loss)
   to average net assets (%)                                  1.57 +         0.85              0.23 +
Portfolio turnover rate (%)                                     25 ++          35                12
Net assets at end of period (000 omitted)                $   2,180     $    1,820        $    1,013

 (A) As of April 1, 1996 INVESCO Capital Management, Inc. became the sub-advisor to the Fund.
 (B) Commenced operations April 1, 1996.
 (C) Commenced operations May 4, 1998.
 (D) Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not Annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Notes (2) and (1) H.



See Notes to Financial Statements.
26

Sentinel Growth Index Fund
Investment in Securities
at May 31, 2000 (Unaudited)
----------------------------------------------------------
                                  Shares           Value
                                                 (Note 1)
----------------------------------------------------------
  Common Stocks 98.9%
  Basic Materials  0.1%
  Freeport McMoran Cop. &
   Gld. Cl. B                      2,318      $    21,297
* Grace, W.R. & Co.                  998           12,537
                                              ------------
                                                   33,834
                                              ------------
  Capital Goods  9.5%
  General Electric Company       142,855        7,517,744
  Millipore Corp.                    697           50,445
  Pitney Bowes, Inc.               3,857          167,779
* Sealed Air Corp.                 1,231           68,936
  Tyco International Ltd.         24,528        1,154,349
                                              ------------
                                                8,959,253
                                              ------------
  Communication Services  4.1%
* Nextel Communications            5,350          495,544
  SBC Communications, Inc.        49,536        2,164,104
* Sprint Corp. PCS Ser. 1         12,510          694,305
  U S West, Inc.                   7,336          528,192
                                              ------------
                                                3,882,145
                                              ------------
  Consumer Cyclicals  8.7%
  Avery Dennison Corp.             1,656          101,430
* Bed Bath & Beyond, Inc.          1,950           71,784
* Best Buy Company, Inc.           2,983          190,912
  Corning, Inc.                    4,036          780,714
  Dow Jones & Co., Inc.            1,297           88,196
  Dun & Bradstreet Corp.           2,289           70,387
  Gap, Inc.                       12,346          432,882
  Harley-Davidson, Inc.            4,380          163,155
  Hilton Hotels Corp.              5,308           45,118
  Home Depot, Inc.                33,368        1,628,776
  Interpublic Group of Cos.        4,028          172,952
* Kohls Corp.                      4,736          245,088
  Maytag Corp.                     1,235           40,446
  Omnicom Group, Inc.              2,581          216,643
  Owens Corning                      706           10,899
  Radioshack Corp.                 2,754          116,873
  Wal-Mart Stores, Inc.           64,621        3,723,785
  Young & Rubicam, Inc.              970           46,318
                                              ------------
                                                8,146,358
                                              ------------
  Consumer Staples  11.8%
  Anheuser-Busch Cos., Inc.        6,792          526,380
  Avon Products                    3,501          144,635
  Bestfoods                        4,006          258,387
  Campbell Soup Co.                6,169          191,239
  Coca-Cola Co.                   35,845        1,913,227
  Colgate Palmolive Co.            8,494          446,997
  Comcast Class A Special         13,370          506,389
  General Mills, Inc.              4,388          174,149
  Gillette Co.                    15,557          519,215
  Heinz, H.J. Co.                  5,094          199,621
  Kellogg Co.                      5,812          176,540
  Kimberly Clark Corp.             8,070          488,235
* Kroger Co.                      12,068          239,852
  PepsiCo, Inc.                   21,128          859,645
  Procter & Gamble Co.            19,153        1,273,674
  Quaker Oats Co.                  1,994          146,684
  Ralston Purina Co.               4,295           79,726
  Sara Lee Corp.                  13,124          236,232
  Sysco Corp.                      4,770          200,042
  Time Warner, Inc.               18,648        1,472,026
* Tricon Global Restaurants        2,110           61,849
  Tupperware Corp.                   739           16,304
  Unilever NV                      8,273          420,372
  UST, Inc.                        2,399           39,883
  Walgreen                        14,586          413,878
  Wrigley (Wm) Jr. Co.             1,688          135,145
                                              ------------
                                               11,140,326
                                              ------------
  Financials  1.2%
  Equifax, Inc.                    1,972           54,600
  MBNA Corp.                      11,640          324,465
  Providian Financial Corp.        2,080          184,990
  Schwab, Charles Corp.           17,760          510,600
  SLM Holding Corp.                2,268           76,403
                                              ------------
                                                1,151,058
                                              ------------
  Health Care  16.5%
  Abbott Laboratories             22,335          908,755
  Allergan, Inc.                   1,962          134,765
* Amgen, Inc.                     14,786          940,759
* Biogen, Inc.                     2,180          118,810
  Bristol-Myers Squibb Co.        28,818        1,586,791
  Eli Lilly & Co.                 15,860        1,207,342
* Guidant Corp.                    4,425          224,015
  IMS Health, Inc.                 4,428           73,062
  Johnson & Johnson               20,207        1,808,527
* Medtronic, Inc.                 17,328          894,558
  Merck & Co.                     33,965        2,534,638
  Pfizer, Inc.                    56,161        2,502,675
  Schering Plough Corp.           21,274        1,029,130
  Warner Lambert Co.              12,479        1,523,998
                                              ------------
                                               15,487,825
                                              ------------
  Technology  46.9%
* ADC Telecomunications, Inc.      4,340          291,594
  Adobe Systems, Inc.              1,744          196,309
* Altera Corp.                     2,900          249,038
* America Online, Inc.            33,126        1,755,678
* Applied Materials, Inc.         11,150          931,025
  Automatic Data Processing        9,163          503,392
* BMC Software, Inc.               3,499          153,956
* Cisco Systems, Inc.             99,360        5,663,520
* Citrix Systems, Inc.             2,600          136,825
  Computer Associates Int'l., Inc. 8,513          438,420
* Compuware Corp.                  5,181           52,781
* Comverse Technology              2,200          201,025
* Conexant Systems, Inc.           3,090          116,261
* Dell Computer Corp.             37,223        1,605,242
* EMC Corp.                       14,846        1,726,775
* Gateway, Inc.                    4,625          228,937
  Intel Corporation               48,554        6,054,077
  International Business
   Machines                       26,204        2,812,017
* Lexmark Int'l. Group, Inc.
   Class A                         1,829          127,573
  Linear Technology Corp.          4,500          265,781
  Lucent Technologies, Inc.       46,239        2,652,963
* Maxim Integrated
   Products, Inc.                  4,000          253,750
* Microsoft Corp.                 75,543        4,726,159
* Network Appliance, Inc.          4,444          286,916
  Nortel Networks Corp.           41,900        2,275,694
* Oracle Corporation              40,954        2,943,569
  PE Corp. / PE Biosystems
   Group                           3,012          167,166
* Parametric Technology Corp.      3,899           41,427
  Paychex, Inc.                    5,322          186,270
* Peoplesoft, Inc.                 3,893           53,772
* Qualcomm, Inc.                  10,758          714,062
* Sapient Corp.                      900           89,944
* Siebel Systems, Inc.             2,800          327,600
* Solectron Corp.                  8,534          282,155
* Sun Microsytems, Inc.           22,918        1,756,092
* Tellabs, Inc.                    5,881          381,897
  Texas Instruments, Inc.         23,586        1,704,088
* Veritas Software Corp.           5,700          664,050
* Xilinx, Inc.                     4,650          353,981
* Yahoo, Inc.                      7,680          868,320
                                              ------------
                                               44,240,101
                                              ------------
  Transportation  0.1%
* US Airways Group, Inc.             992           42,160
                                              ------------
  Total Common Stocks
  (Cost $91,376,379)                           93,083,060
                                              ------------

                                Principal Amount     Value
                                   (M=$1,000)      (Note 1)
  Corporate Short-Term Notes 1.4%
  Ford Motor Credit Corp.
   6.44%, 06/01/00                  785M          785,000
  USAA Capital Corp.
   6.74%,06/01/00                   560M          560,000
                                              ------------
  Total Corporate Short-Term Notes
   (Cost $1,345,000)                            1,345,000
                                              ------------
  Total Investments
   (Cost $92,721,379)**                        94,428,060

  Excess of Liabilities
   Over Other Assets (0.3%)                      (328,645)
                                              ------------
  Net Assets                                  $94,099,415
                                              ============


 * Non-income producing.

** Cost for federal income tax purposes is substantially similar. At May 31, 2000 net unrealized appreciation for federal income tax purposes aggregated $1,706,681 of which $10,111,029 related to appreciated securities and $8,404,348 related to depreciated securities.



See Notes to Financial Statements.

Sentinel Growth Index Fund
Statement of Assets and Liabilities
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $92,721,379)                         $94,428,060
Cash and cash equivalents                                             3,822
Receivable for fund shares sold                                     653,004
Receivable for dividends                                             44,951
Receivable from fund administrator                                   13,321
                                                          ------------------
   Total Assets                                                  95,143,158
                                                          ------------------

Liabilities
Payable for securities purchased                                    940,481
Payable for fund shares repurchased                                  14,768
Accrued expenses                                                     20,064
Management fee payable                                               23,029
Distribution fee payable (Class A Shares)                            21,495
Distribution fee payable (Class B Shares)                            15,379
Distribution fee payable (Class C Shares)                                72
Fund service fee payable                                              8,455
                                                          ------------------
   Total Liabilities                                              1,043,743
                                                          ------------------
Net Assets Applicable to Outstanding Shares                     $94,099,415
                                                          ==================
   Class A Shares
$72,265,745 / 3,336,774 shares outstanding                      $     21.66
Sales Charge-- 2.50% of offering price                                 0.56
                                                          ------------------
Maximum Offering Price                                          $     22.22
                                                          ==================
   Class B Shares
$21,712,815 / 1,006,068 shares outstanding                      $     21.58
                                                          ==================
   Class C Shares
$120,855 / 5,583 shares outstanding                             $     21.65
                                                          ==================

Net Assets Represent
Capital stock at par value                                      $    43,484
Paid-in capital                                                  93,168,983
Accumulated distributions in excess of
   net investment income                                            (30,704)
Accumulated undistributed net realized loss
   on investments                                                  (789,029)
Unrealized appreciation of investments                            1,706,681
                                                          ------------------
Net Assets                                                      $94,099,415
                                                          ==================

Sentinel Growth Index Fund
Statement of Operations
For the Six Months Ended May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                        $  214,805
Interest                                                             36,763
                                                          ------------------
   Total Income                                                     251,568
                                                          ------------------
Expenses:
Management advisory fee                                             109,046
Transfer agent and custodian                                         89,924
Distribution expense (Class A Shares)                                43,873
Distribution expense (Class B Shares)                                65,961
Distribution expense (Class C Shares)*                                  108
Accounting services                                                  11,628
Auditing fees                                                         3,800
Legal fees                                                            3,700
Reports and notices to shareholders                                   2,950
Registration and filing fees                                         23,645
Directors' fees and expenses                                          2,665
Other                                                                11,747
                                                          ------------------
   Total Expenses                                                   369,047
   Expense Reimbursement                                            (80,957)
   Expense Offset                                                    (4,637)
                                                          ------------------
   Net Expenses                                                     283,453
                                                          ------------------
Net Investment Loss                                                 (31,885)
                                                          ------------------

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on sales of investments                          (766,882)
Net change in unrealized appreciation                                56,035
                                                          ------------------
Net Realized and Unrealized Loss on Investments                    (710,847)
                                                          ------------------
Net Decrease in Net Assets from Operations                        $(742,732)
                                                          ==================



* For the period from March 30, 2000 through May 31, 2000.




See Notes to Financial Statements.
28

Sentinel Growth Index Fund
Statement of Changes in Net Assets

-------------------------------------------------------------------------------------------------
                                                                   Six Months         Period from
                                                                Ended 5/31/00     9/13/99 through
                                                                  (Unaudited)            11/30/99
                                                           ------------------  ------------------
 Increase (Decrease) in Net Assets from Operations
 Net investment income (loss)                                    $   (31,885)        $    12,159
 Net realized loss on sales of investments                          (766,882)            (16,925)
 Net change in unrealized appreciation                                56,035           1,650,646
                                                           ------------------  ------------------
 Net increase (decrease) in net assets from operations              (742,732)          1,645,880
                                                           ------------------  ------------------

 Distributions to Shareholders
 From net investment income
    Class A Shares                                                   (10,978)                  -
    Class B Shares                                                         -                   -
    Class C Shares*                                                        -                   -
 From net realized gain on investments
    Class A Shares                                                    (3,984)                  -
    Class B Shares                                                    (1,238)                  -
    Class C Shares*                                                        -                   -
                                                           ------------------  ------------------
 Total distributions to shareholders                                 (16,200)                  -
                                                           ------------------  ------------------
From Capital Share Transactions
 Net proceeds from sales of shares
    Class A Shares                                                56,394,465          27,495,569
    Class B Shares                                                15,681,018           8,101,219
    Class C Shares*                                                  127,544                   -
 Net asset value of shares in reinvestment
    of dividends and distributions
    Class A Shares                                                     9,849                   -
    Class B Shares                                                     1,182                   -
    Class C Shares*                                                        -                   -
                                                           ------------------  ------------------
                                                                  72,214,058          35,596,788
 Less: Payments for shares reacquired
    Class A Shares                                               (12,192,532)           (149,693)
    Class B Shares                                                (2,145,185)           (110,969)
    Class C Shares*                                                        -                   -
                                                           ------------------  ------------------
 Increase in net assets from capital share transactions           57,876,341          35,336,126
                                                           ------------------  ------------------
 Total Increase in Net Assets for period                          57,117,409          36,982,006
 Net Assets: Beginning of period                                  36,982,006                   -
                                                           ------------------  ------------------
 Net Assets: End of period                                       $94,099,415         $36,982,006
                                                           ==================  ==================
 Undistributed (Distributions in Excess of)
    Net Investment Income at End of Period                       $   (30,704)        $    12,159
                                                           ==================  ==================


 * For the period from March 30, 2000 through May 31, 2000.


See Notes to Financial Statements.
                                                                              29

Sentinel Growth Index Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                            Six Months         Period from
                                                     Ended 5/31/00 (B)     9/13/99 through
Class A Shares                                             (Unaudited)     11/30/99 (A)(B)
                                                     -----------------     ---------------
Net asset value at beginning of period                         $ 21.30             $ 20.00
                                                     -----------------     ---------------

Income (Loss) from Investment Operations
Net investment income (loss)                                     (0.01)               0.02
Net realized and unrealized gain (loss) on investments            0.38                1.28
                                                     -----------------     ---------------
Total from investment operations                                  0.37                1.30
                                                     -----------------     ---------------

Less Distributions
Dividends from net investment income                              0.01                  --
Distributions from realized gains on investments                    --                  --
                                                     -----------------     ---------------
Total Distributions                                               0.01                  --
                                                     -----------------     ---------------
Net asset value at end of period                               $ 21.66             $ 21.30
                                                     =================     ===============
Total Return (%) *                                                 1.7 ++              6.5 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                   0.65 +              0.63 +
Ratio of expenses to average net assets before
   expense reductions (%) **                                      0.83 +              1.11 +
Ratio of net investment income (loss)
   to average net assets (%)                                      0.05 +              0.46 +
Ratio of net investment income (loss) to average net
   assets before voluntary expense reimbursements (%)            (0.13)+             (0.01)+
Portfolio turnover rate (%)                                         13 ++                3 ++
Net assets at end of period (000 omitted)                      $72,266             $28,530

(A)  Commenced operations September 13, 1999.
(B)  Per share data calculated utilizing average daily shares outstanding.
(C)  Commenced operations March 30, 2000.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.
30

Sentinel Growth Index Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                            Six Months          Period from                           Period from
                                                                 Ended              9/13/99                       3/30/00 through
                                                           5/31/00 (B)              through                        5/31/00 (B)(C)
Class B Shares                                             (Unaudited)      11/30/99 (A)(B)      Class C Shares       (Unaudited)
                                                       ---------------      ---------------                       ---------------
Net asset value at beginning of period                         $ 21.28               $20.00                                $23.59
                                                       ---------------      ---------------                       ---------------

Income (Loss) from Investment Operations
Net investment income (loss)                                     (0.05)               (0.01)                                (0.03)
Net realized and unrealized gain (loss) on investments            0.35                 1.29                                 (1.91)
                                                       ---------------      ---------------                       ---------------
Total from investment operations                                  0.30                 1.28                                 (1.94)
                                                       ---------------      ---------------                       ---------------

Less Distributions
Dividends from net investment income                                --                   --                                    --
Distributions from realized gains on investments                    --                   --                                    --
                                                       ---------------      ---------------                       ---------------
Total Distributions                                                 --                   --                                    --
                                                       ---------------      ---------------                       ---------------
Net asset value at end of period                               $ 21.58               $21.28                                $21.65
                                                       ===============      ===============                       ===============
Total Return (%) *                                                 1.4 ++               6.4 ++                               (8.2)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                   1.19 +               1.17 +                                1.16 +
Ratio of expenses to average net assets before
   expense reductions (%)**                                       1.59 +               1.66 +                                2.87 +
Ratio of net investment income (loss)
   to average net assets (%)                                     (0.50)+               0.14 +                               (0.48)+
Ratio of net investment income (loss) to average net
   assets before voluntary expense reimbursements (%)            (0.88)+              (0.62)+                               (2.19)+
Portfolio turnover rate (%)                                         13 ++                 3 ++                                 13 ++
Net assets at end of period (000 omitted)                      $21,713               $8,452                                $  121

(A)  Commenced operations September 13, 1999.
(B)  Per share data calculated utilizing average daily shares outstanding.
(C)  Commenced operations March 30, 2000.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.                                            31

Sentinel Common Stock Fund
Investment in Securities
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                                       Shares          Value
                                                                      (Note 1)
--------------------------------------------------------------------------------
  Common Stocks 95.1%
  Basic Materials 5.3%
  Alcoa, Inc.                                          150,000   $    8,765,625
  Bemis Company                                         89,800        3,086,875
  Dupont (EI) de Nemours                               135,000        6,615,000
  International Paper Co.                              671,500       23,376,594
  Martin Marietta Materials                            159,700        7,815,318
  Praxair, Inc.                                        145,900        6,127,800
  Vulcan Materials Co.                                 282,800       13,220,900
  Weyerhaeuser Co.                                     228,700       11,349,238
                                                                 --------------
                                                                     80,357,350
                                                                 --------------
  Capital Goods 5.0%
  Boeing Co.                                           193,200        7,546,875
  Dover Corp.                                          290,000       13,485,000
  General Electric Company                             491,100       25,844,137
  Minnesota Mining & Mfg.                               85,600        7,340,200
  Parker-Hannifin Corp.                                320,200       13,348,338
  Tyco International Ltd.                              175,800        8,273,588
                                                                 --------------
                                                                     75,838,138
                                                                 --------------
  Communications Services 4.7%
  ALLTEL Corporation                                   228,500       14,952,468
  AT & T Corporation                                   450,000       15,609,375
  GTE Corporation                                      540,000       34,155,000
  SBC Communications, Inc.                             169,400        7,400,663
                                                                 --------------
                                                                     72,117,506
                                                                 --------------
  Consumer Cyclicals 6.1%
  Ford Motor Co.                                       688,300       33,425,569
  Harcourt General, Inc.                                16,700          659,650
  Marriott Int'l. - Class A                            374,500       13,575,625
  McGraw-Hill Cos.                                     600,000       30,862,500
  Omnicom Group, Inc.                                  165,000       13,849,687
                                                                 --------------
                                                                     92,373,031
                                                                 --------------
  Consumer Staples 10.7%
  BestFoods                                            200,000       12,900,000
  Kimberly-Clark Corp.                                 675,000       40,837,500
* Kroger Co.                                           931,100       18,505,612
  McCormick & Company                                  474,000       15,405,000
  PepsiCo, Inc.                                      1,025,000       41,704,688
  Philip Morris Cos., Inc.                             390,000       10,188,750
  Sara Lee Corp.                                       820,000       14,760,000
  Walt Disney Co.                                      218,800        9,230,625
                                                                 --------------
                                                                    163,532,175
                                                                 --------------
  Energy 15.7%
  Burlington Resources, Inc.                           540,500       24,727,875
  Chevron Corp.                                        240,000       22,185,000
  Conoco Inc. - Class B                                677,329       19,303,876
  EOG Resources, Inc.                                  418,300       13,594,750
  Exxon Mobil Corp.                                    688,455       57,356,907
* Global Marine, Inc.                                  305,700        8,655,131
  Halliburton Company                                  570,000       29,070,000
* Ocean Energy, Inc.                                   390,000        5,850,000
  Royal Dutch Petroleum Co.                            325,000       20,292,188
  Santa Fe Int'l. Corp.                                380,600       14,772,037
  Schlumberger Ltd.                                    240,000       17,655,000
  Transocean Sedco Forex                               116,660        5,738,214
                                                                 --------------
                                                                    239,200,978
                                                                 --------------
  Financials 16.6%
  Aetna, Inc.                                          110,000        7,342,500
  American Express Co.                                 429,600       23,117,850
  American General Corp.                               355,000       22,742,188
  American Int'l. Group                                328,187       36,941,549
  Bank of America Corp.                                367,770       20,434,220
  Bank of New York Co.                                 869,200       40,798,075
  Chase Manhattan Corp.                                325,000       24,273,438
  Citigroup, Inc.                                      600,000       37,312,500
  Jefferson-Pilot Corp.                                190,000       13,038,750
  Wells Fargo & Co.                                    600,000       27,150,000
                                                                 --------------
                                                                    253,151,070
                                                                 --------------
  Health Care 13.1%
  American Home
    Products Corp.                                     815,000       43,908,125
  Baxter International, Inc.                           315,000       20,947,500
  Becton Dickinson & Co.                               400,000       11,675,000
* Boston Scientific Corp.                              350,000        8,968,750
  Bristol-Myers Squibb Co.                             133,100        7,328,819
* Edwards Lifesciences
    Corporation                                         63,000        1,279,688
* Elan Corp. plc (ADR)                                 146,000        5,812,625
  Eli Lilly & Co.                                      108,300        8,244,338
* Genzyme General                                      138,600        7,874,212
  HCA - The Healthcare
    Company                                            285,200        7,700,400
  Johnson & Johnson                                    270,000       24,165,000
  Pharmacia Corporation                                586,000       30,435,375
* Tenet Healthcare Corp.                               235,100        6,024,438
  Unitedhealth Group, Inc.                              80,000        5,965,000
* Watson Pharmaceuticals,
    Inc.                                               220,700        9,738,387
                                                                 --------------
                                                                    200,067,657
                                                                 --------------
  Technology 11.9%
  Automatic Data Processing                            318,400       17,492,100
  Compaq Computer Corp.                                303,100        7,956,375
* Convergys Corp.                                      274,300       12,326,356
  Electronic Data
    Systems Corp.                                      400,000       25,725,000
  First Data Corp.                                     230,200       12,905,588
  Hewlett-Packard Co.                                  127,000       15,255,875
  Intel Corporation                                    100,000       12,468,750
  International Business
    Machines                                           289,000       31,013,312
  Koninklijke Philips
    Electronics NV (ADR)                               280,000       12,372,500
  Motorola, Inc.                                       113,400       10,631,250
* National Semiconductor
    Corp.                                              100,000        5,375,000
* Network Associates, Inc.                             279,200        6,107,500
* Solectron Corp.                                      100,000        3,306,250
  Texas Instruments, Inc.                              125,000        9,031,250
                                                                 --------------
                                                                    181,967,106
                                                                 --------------
  Transportation 1.0%
  Union Pacific Corp.                                  348,900       14,762,831
                                                                 --------------
  Utilities 5.0%
  Duke Energy Corp.                                    640,000       37,280,000
  Enron Corp.                                          522,800       38,099,050
                                                                 --------------
                                                                     75,379,050
                                                                 --------------
  Total Common Stocks
    (Cost $843,581,157)                                           1,448,746,892
                                                                 --------------

--------------------------------------------------------------------------------
                                                   Principal Amount    Value
                                                       (M=$1,000)     (Note 1)
--------------------------------------------------------------------------------
  Corporate Short-Term Notes 6.4%
  American Express
    6.49%, 06/23/00                                    10,000M   $    9,960,339
  Daimlerchrysler
    6.48%, 06/28/00                                    10,000M        9,951,400
  Dow Chemical
    6.48%, 06/13/00                                    10,000M        9,978,400
  Florida Power Corp.
    6.49%, 06/20/00                                    16,000M       15,945,196
  Ford Motor Credit
    6.48%, 06/02/00                                     8,500M        8,498,470
  General Motors
    6.45%, 06/16/00                                     4,000M        3,989,250
  General Motors
    6.49%, 06/16/00                                    10,000M        9,972,959
  Prudential Funding
    6.46%, 06/02/00                                     7,000M        6,998,744
  Prudential Funding
    6.46%, 06/08/00                                    10,000M        9,987,438
  Transamerica Finance
    6.55%, 06/05/00                                    12,000M       11,991,267
                                                                 --------------
  Total Corporate Short-Term Notes
    (Cost $97,273,463)                                               97,273,463
                                                                 --------------
  Total Investments
    (Cost $940,854,620)**                                         1,546,020,355
  Excess of Liabilities
  Over Other Assets (1.5%)                                          (23,709,005)
                                                                 --------------
         Net Assets                                              $1,522,311,350
                                                                 ==============

--------------------------------------------------------------------------------
 *   Non-income producing.
** Also cost for federal income tax purposes. At May 31, 2000 unrealized appreciation for federal income tax purposes aggregated $605,165,735 of which $634,632,142 related to appreciated securities and $29,466,407 related to depreciated securities.

See Notes to Financial Statements.
32

Sentinel Common Stock Fund
Statement of Assets and Liabilities
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value ($940,854,620)                               $1,546,020,355
Cash and cash equivalents                                              4,109,474
Receivable for fund shares sold                                          214,483
Receivable for dividends and interest                                  3,356,272
                                                                  --------------
  Total Assets                                                     1,553,700,584
                                                                  --------------
Liabilities
Payable for securities purchased                                      27,151,894
Payable for fund shares repurchased                                    1,814,865
Accrued expenses                                                         312,019
Management fee payable                                                   706,847
Distribution fee payable (Class A Shares)                              1,150,608
Distribution fee payable (Class B Shares)                                113,874
Distribution fee payable (Class C Shares)                                  5,814
Fund service fee payable                                                 133,313
                                                                  --------------
  Total Liabilities                                                   31,389,234
                                                                  --------------
Net Assets Applicable to Outstanding shares                       $1,522,311,350
                                                                  ==============
Net Asset Value and Offering Price per Share
  Class A Shares
$1,383,924,164 / 33,845,588 shares outstanding                    $        40.89
Sales Charge--5.00% of offering price                                       2.15
                                                                  --------------
Maximum Offering Price                                            $        43.04
                                                                  ==============
  Class B Shares
$130,684,487 / 3,204,982 shares outstanding                       $        40.78
                                                                  ==============
  Class C Shares
$7,702,699 / 188,396 shares outstanding                           $        40.89
                                                                  ==============
Net Assets Represent
Capital stock at par value                                        $      372,390
Paid-in capital                                                      744,509,155
Accumulated undistributed net investment income                        1,597,545
Accumulated undistributed net realized gain
  on investments                                                     170,666,525
Unrealized appreciation of investments                               605,165,735
                                                                  --------------
Net Assets                                                        $1,522,311,350
                                                                  ==============

Sentinel Common Stock Fund
Statement of Operations
For the Six Months Ended May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                           $12,565,858
Interest                                                              1,595,032
                                                                 --------------
  Total Income                                                       14,160,890
                                                                 --------------
Expenses:
Management advisory fee                                               4,253,141
Transfer agent and custodian                                            939,152
Distribution expense (Class A Shares)                                 2,042,000
Distribution expense (Class B Shares)                                   676,090
Distribution expense (Class C Shares)                                    36,541
Accounting services                                                     238,975
Auditing fees                                                            56,250
Legal fees                                                               55,250
Reports and notices to shareholders                                      53,000
Registration and filing fees                                             39,418
Directors' fees and expenses                                             59,855
Other                                                                    24,418
                                                                 --------------
  Total Expenses                                                      8,474,090
  Expense Offset                                                        (62,802)
                                                                 --------------
  Net Expenses                                                        8,411,288
                                                                 --------------
Net Investment Income                                                 5,749,602
                                                                 --------------

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sales of investments                           170,664,994
Net change in unrealized appreciation (depreciation)               (130,492,341)
                                                                 --------------
Net Realized and Unrealized Gain on Investments                      40,172,653
                                                                 --------------
Net Increase in Net Assets from Operations                          $45,922,255
                                                                 ==============

See Notes to Financial Statements.                                            33

Sentinel Common Stock Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------


                                                         Six Months              Year
                                                              Ended             Ended
                                                            5/31/00          11/30/99
                                                         (Unaudited)
                                                     --------------    --------------
Increase in Net Assets from Operations
Net investment income                                $    5,749,602    $   13,882,299
Net realized gain on sales of investments               170,664,994       126,280,438
Net change in unrealized appreciation (depreciation)   (130,492,341)      (37,607,465)
                                                     --------------    --------------
Net increase in net assets from operations               45,922,255       102,555,272
                                                     --------------    --------------
Distributions to Shareholders
From net investment income
  Class A Shares                                         (6,287,532)      (14,106,752)
  Class B Shares                                            (76,189)         (147,613)
  Class C Shares                                                 --            (1,207)
From net realized gain on investments
  Class A Shares                                       (114,593,000)     (137,654,972)
  Class B Shares                                        (11,148,358)      (11,316,488)
  Class C Shares                                           (535,304)         (434,275)
                                                     --------------    --------------
Total distributions to shareholders                    (132,640,383)     (163,661,307)
                                                     --------------    --------------
From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                         73,106,757       143,448,642
  Class B Shares                                          9,991,160        36,334,463
  Class C Shares                                         33,779,933        36,129,387
Net asset value of shares in reinvestment
  of dividends and distributions
  Class A Shares                                        100,572,334       126,055,269
  Class B Shares                                         11,050,844        11,241,443
  Class C Shares                                            532,712           432,773
                                                     --------------    --------------
                                                        229,033,740       353,641,977
Less: Payments for shares reacquired
  Class A Shares                                       (250,374,359)     (285,334,612)
  Class B Shares                                        (31,767,304)      (23,100,421)
  Class C Shares                                        (33,441,825)      (34,476,507)
                                                     --------------    --------------
Increase (decrease) in net assets from capital
  share transactions                                    (86,549,748)       10,730,437
                                                     --------------    --------------
Total Decrease in Net Assets for period                (173,267,876)      (50,375,598)
Net Assets: Beginning of period                       1,695,579,226     1,745,954,824
                                                     --------------    --------------
Net Assets: End of period                            $1,522,311,350    $1,695,579,226
                                                     ==============    ==============
Undistributed Net Investment Income
  at End of Period                                   $    1,597,545    $    2,211,664
                                                     ==============    ==============

See Notes to Financial Statements.
34

Sentinel Common Stock Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                      Six Months
                                                Ended 5/31/00 (C)      Year Ended   Year Ended   Year Ended   Year Ended  Year Ended
Class A Shares                                        (Unaudited)        11/30/99     11/30/98     11/30/97     11/30/96    11/30/95
                                                       ----------      ----------   ----------   ----------   ----------  ----------
Net asset value at beginning of period                 $    42.91      $    44.56   $    44.09   $    40.60   $    35.21  $    28.25
                                                       ----------      ----------   ----------   ----------   ----------  ----------
Income (Loss) from Investment Operations
Net investment income (loss)                                 0.17            0.37         0.42         0.57         0.59        0.72
Net realized and unrealized gain (loss) on investments       1.21            2.17         5.19         7.03         8.18        8.09
                                                       ----------      ----------   ----------   ----------   ----------  ----------
Total from investment operations                             1.38            2.54         5.61         7.60         8.77        8.81
                                                       ----------      ----------   ----------   ----------   ----------  ----------
Less Distributions
Dividends from net investment income                         0.18            0.38         0.45         0.57         0.61        0.74
Distributions from realized gains on investments             3.22            3.81         4.69         3.54         2.77        1.11
                                                       ----------      ----------   ----------   ----------   ----------  ----------
Total Distributions                                          3.40            4.19         5.14         4.11         3.38        1.85
                                                       ----------      ----------   ----------   ----------   ----------  ----------
Net asset value at end of period                       $    40.89      $    42.91   $    44.56   $    44.09   $    40.60  $    35.21
                                                       ==========      ==========   ==========   ==========   ==========  ==========
Total Return (%) *                                            3.6 ++          6.0         14.3         20.9         27.2        32.8

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)              1.01 +          1.00         1.01         1.04         1.06        1.09
Ratio of expenses to average net assets before
  expense reductions (%)**                                   1.02 +          1.00         1.02         1.05         1.07        1.10
Ratio of net investment income (loss)
  to average net assets (%)                                  0.82 +          0.85         0.98         1.41         1.64        2.29
Portfolio turnover rate (%)                                    28 ++           37           28           24           22          22
Net assets at end of period (000 omitted)              $1,383,924      $1,538,671   $1,610,630   $1,509,999   $1,306,592  $1,057,944

(A)  Commenced operations April 1, 1996.
(B)  Commenced operations May 4, 1998.
(C)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.

Sentinel Common Stock Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                           Six Months
                                                     Ended 5/31/00 (C)    Year Ended    Year Ended    Year Ended       Year Ended
Class B Shares                                             (Unaudited)   11/30/99 (C)  11/30/98 (C)  11/30/97 (C)  11/30/96 (A)(C)
                                                     ----------------    -----------   -----------   -----------   --------------
Net asset value at beginning of period                       $  42.82       $  44.47      $  44.03       $ 40.57          $ 35.43
                                                     ----------------    -----------   -----------   -----------   --------------
Income (Loss) from Investment Operations
Net investment income (loss)                                    (0.01)          0.03          0.07          0.27             0.22
Net realized and unrealized gain (loss) on investments           1.21           2.18          5.19          6.99             5.05
                                                     ----------------    -----------   -----------   -----------   --------------
Total from investment operations                                 1.20           2.21          5.26          7.26             5.27
                                                     ----------------    -----------   -----------   -----------   --------------
Less Distributions
Dividends from net investment income                             0.02           0.05          0.13          0.26             0.13
Distributions from realized gains on investments                 3.22           3.81          4.69          3.54               --
                                                     ----------------    -----------   -----------   -----------   --------------
Total Distributions                                              3.24           3.86          4.82          3.80             0.13
                                                     ----------------    -----------   -----------   -----------   --------------
Net asset value at end of period                             $  40.78       $  42.82      $  44.47       $ 44.03          $ 40.57
                                                     ================    ===========   ===========   ===========   ==============
Total Return (%) *                                                3.2 ++         5.1          13.4          19.9             14.9 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                  1.86 +         1.80          1.81          1.79             1.91 +
Ratio of expenses to average net assets before
  expense reductions (%)**                                       1.87 +         1.81          1.81          1.80             1.92 +
Ratio of net investment income (loss)
  to average net assets (%)                                     (0.03)+         0.05          0.19          0.66             0.80 +
Portfolio turnover rate (%)                                        28 ++          37            28            24               22
Net assets at end of period (000 omitted)                    $130,684       $149,586      $129,966       $77,299          $27,257

(A)  Commenced operations April 1, 1996.
(B)  Commenced operations May 4, 1998.
(C)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.

Sentinel Common Stock Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                                        Six Months                       Period from
                                                                  Ended 5/31/00 (C)    Year Ended     5/4/98 through
Class C Shares                                                          (Unaudited)   11/30/99 (C)    11/30/98 (B)(C)
                                                                  ----------------    -----------     --------------
Net asset value at beginning of period                                      $42.90         $44.55             $45.23
                                                                  ----------------    -----------     --------------
Income (Loss) from Investment Operations
Net investment income (loss)                                                 (0.02)         (0.03)              0.06
Net realized and unrealized gain (loss) on investments                        1.23           2.20              (0.71)
                                                                  ----------------    -----------     --------------
Total from investment operations                                              1.21           2.17              (0.65)
                                                                  ----------------    -----------     --------------
Less Distributions
Dividends from net investment income                                            --           0.01               0.03
Distributions from realized gains on investments                              3.22           3.81                 --
                                                                  ----------------    -----------     --------------
Total Distributions                                                           3.22           3.82               0.03
                                                                  ----------------    -----------     --------------
Net asset value at end of period                                            $40.89         $42.90             $44.55
                                                                  ================    ===========     ==============
Total Return (%) *                                                             3.2 ++         5.0               (1.4)++
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                               1.95 +         1.90               1.92 +
Ratio of expenses to average net assets before
  expense reductions (%)**                                                    1.96 +         1.90               1.92 +
Ratio of net investment income (loss)
  to average net assets (%)                                                  (0.11)+        (0.04)              0.08 +
Portfolio turnover rate (%)                                                     28 ++          37                 28
Net assets at end of period (000 omitted)                                   $7,703         $7,323             $5,358

(A)  Commenced operations April 1, 1996.
(B)  Commenced operations May 4, 1998.
(C)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.                                            37

Sentinel Balanced Fund
Investment in Securities
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                                     Principal Amount  Value
                                                         (M=$1,000)  (Note 1)
--------------------------------------------------------------------------------
  U.S. Government Obligations 25.6%
  U.S. Treasury Obligations 16.6%
  10-Year:
    Note 6.5%, '10                                        30,500M   $30,956,280
                                                                    -----------
  30-Year:
    Bond 6.25%, '30                                       18,500M    19,086,450
                                                                    -----------
  Total U.S. Treasury Obligations                                    50,042,730
                                                                    -----------
  U.S. Government Agency Obligations 9.0%
  Federal Home Loan Mortgage Corporation 2.4%
  Mortgage-Backed Securities:
  15-Year:
    9%, '05                                                  842M       867,871
    9.5%, '05                                              1,758M     1,841,328
    9.5%, '06                                                704M       740,002
                                                                    -----------
                                                                      3,449,201
                                                                    -----------
  30-Year:
    8%, '08                                                  815M       826,395
    9.25%, '11                                             2,917M     2,975,149
                                                                    -----------
                                                                      3,801,544
                                                                    -----------
  Total Federal Home
    Loan Mortgage Corporation                                         7,250,745
                                                                    -----------
  Federal National Mortgage Association 6.6%
  Mortgage-Backed Securities:
  10-Year:
    9%, '06                                                  971M     1,009,420
                                                                    -----------
  15-Year:
    10.5%, '12                                               205M       216,666
                                                                    -----------
  30-Year:
    10.25%, '17                                              713M       767,159
    8.5%, '24                                              1,094M     1,106,468
    8.5%, '26                                              2,661M     2,691,703
    8%, '27                                                1,397M     1,386,791
    6%, '28                                                1,086M       978,674
    7.5%, '28                                              1,504M     1,462,244
    8%, '28                                                  565M       560,892
    8.5%, '28                                              1,666M     1,684,832
    6%, '29                                                  459M       412,512
    6%, '29                                                1,430M     1,285,179
    7%, '29                                                1,384M     1,315,645
    7%, '29                                                2,019M     1,918,271
    7%, '29                                                1,987M     1,887,275
    9%, '29                                                1,123M     1,152,848
                                                                    -----------
                                                                     18,610,493
                                                                    -----------
  Total Federal National
    Mortgage Association                                             19,836,579
                                                                    -----------
  Government National Mortgage Association 0.0%
  Mortgage-Backed Securities:
  30-Year:
    9%, '09                                                   25M        25,602
                                                                    -----------
  Total U.S. Government
    Agency Obligations                                               27,112,926
                                                                    -----------
  Total U.S. Government Obligations
    (Cost $76,971,226)                                               77,155,656
                                                                    -----------

  Collateralized Mortgage
    Obligations 1.3%
  GECMS 2000-5 A 7.25%, '15
    (Cost $3,816,676)                                      5,500M     3,833,188
                                                                    -----------

  Bonds 13.8%
  Aerospace 0.6%
  Lockheed Martin Corp.
    8.5%, '29                                              2,000M     1,955,000
                                                                    -----------
  Automobile & Auto Parts 1.3%
  Ford Motor Company
    7.375%, '09                                            4,000M     3,800,000
                                                                    -----------
  Chemicals 0.7%
  IMC Global, Inc. 7.4%, '02                               2,000M     1,967,500
                                                                    -----------
  Computer Products & Services 0.5%
  Sun Microsystems, Inc.
    7%, '02                                                1,500M     1,477,500
                                                                    -----------
  Consumer Services 1.1%
  Service Corp. 6.75%, '01                                 4,000M     3,420,000
                                                                    -----------
  Containers & Packaging 0.7%
  Crown Cork & Seal
    7.125%, '02                                            2,250M     2,160,000
                                                                    -----------
  Energy 0.3%
  Kinder Morgan, Inc.
    6.45%, '03                                             1,000M       965,000
                                                                    -----------
  Financial Institutions 1.3%
  Goldman Sachs Group, Inc.
    7.8%. '10                                              4,000M     3,890,000
                                                                    -----------
  Foreign Industrial 0.3%
**Laidlaw, Inc. 7.7%, '02                                  4,000M     1,000,000
                                                                    -----------
  Foreign Utilities-Telephone 0.7%
  Vodafone Airtouch plc
    7.75%, '10 (a)                                         2,000M     1,942,500
                                                                    -----------
  Lodging 0.6%
  Marriott Int'l., Inc.
    6.625%, '03                                            1,750M     1,662,500
                                                                    -----------
  Manufacturing 1.3%
  FMC Corp. 7.125%, '02                                    4,000M     3,890,000
                                                                    -----------
  Real Estate Investment Trusts 0.3%
  Simon Debartolo
    6.625%, '03                                            1,000M       946,250
                                                                    -----------
  Retail 1.9%
  J. C. Penney, Inc. 7.25%, '02                            4,500M     4,308,750
  Safeway Stores 7%, '02                                   1,500M     1,473,750
                                                                    -----------
                                                                      5,782,500
                                                                    -----------
  Telecommunications 1.9%
  Comsat 8.55%, '06                                        2,000M     2,077,300
  MCI Worldcom, Inc.
    6.4%, '05                                              2,000M     1,877,500
  US West Capital Funding
    6.25%, '05                                             2,000M     1,862,500
                                                                    -----------
                                                                      5,817,300
                                                                    -----------
  Tobacco 0.0%
  Dimon, Inc. 8.875%, '06                                     60M        53,475
                                                                    -----------
  Utilities-Electric 0.3%
  CMS Energy Corp.
    6.75%, '04                                             1,000M       901,250
                                                                    -----------
  Total Bonds
    (Cost $44,545,739)                                               41,630,775
                                                                    -----------

--------------------------------------------------------------------------------
                                                           Shares      Value
                                                                      (Note 1)
--------------------------------------------------------------------------------

  Common Stocks 55.2%
  Basic Materials 1.8%
  International Paper Co.                                  77,800   $ 2,708,413
  Martin Marietta Materials                                 9,400       460,012
  Praxair, Inc.                                            17,900       751,800
  Vulcan Materials Co.                                     29,750     1,390,813
                                                                    -----------
                                                                      5,311,038
                                                                    -----------
  Capital Goods 2.6%
  Dover Corp.                                              42,688     1,984,992
  General Electric Company                                 57,000     2,999,625
  Minnesota Mining & Mfg.                                   5,900       505,925
  Parker-Hannifin Corp.                                    34,200     1,425,712
  Tyco International Ltd.                                  23,000     1,082,438
                                                                    -----------
                                                                      7,998,692
                                                                    -----------
  Communications Services 3.1%
  ALLTEL Corporation                                       28,200     1,845,337
  AT & T Corporation                                       58,000     2,011,875
  GTE Corporation                                          70,000     4,427,500
  SBC Communications, Inc.                                 21,300       930,544
                                                                    -----------
                                                                      9,215,256
                                                                    -----------
  Consumer Cyclicals 3.1%
  Ford Motor Co.                                           70,000     3,399,375
  Harcourt General, Inc.                                    3,000       118,500
  Marriott Int'l. - Class A                                37,500     1,359,375
  McGraw-Hill Cos.                                         52,200     2,685,037
  Omnicom Group, Inc.                                      22,000     1,846,625
                                                                    -----------
                                                                      9,408,912
                                                                    -----------
  Consumer Staples 4.8%
  BestFoods                                                20,000     1,290,000
  Kimberly-Clark Corp.                                     74,500     4,507,250
* Kroger Co.                                              108,200     2,150,475
  McCormick & Company                                      24,300       789,750
  PepsiCo, Inc.                                           103,100     4,194,882
  Walt Disney Co.                                          37,800     1,594,688
                                                                    -----------
                                                                     14,527,045
                                                                    -----------
  Energy 9.1%
  Burlington Resources, Inc.                               66,000     3,019,500
  Chevron Corp.                                            28,600     2,643,713
  Conoco, Inc. - Class B                                   84,189     2,399,387
  EOG Resources, Inc.                                      49,000     1,592,500
  Exxon  Mobil Corp.                                       69,199     5,765,142
* Global Marine, Inc.                                      36,000     1,019,250
  Halliburton Company                                      65,000     3,315,000
* Ocean Energy, Inc.                                       45,000       675,000
  Royal Dutch Petroleum Co.                                40,000     2,497,500
  Santa Fe Int'l. Corp.                                    49,600     1,925,100
  Schlumberger Ltd.                                        26,700     1,964,119
  Transocean Sedco Forex                                   13,976       687,445
                                                                    -----------
                                                                     27,503,656
                                                                    -----------

                                                                     (continued)
38

Sentinel Balanced Fund
Investment in Securities (cont'd.)
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                                           Shares      Value
                                                                      (Note 1)
--------------------------------------------------------------------------------

  Financials 10.2%
  Aetna, Inc.                                              12,600   $   841,050
  American Express Co.                                     51,600     2,776,725
  American General Corp.                                   41,400     2,652,187
  American Int'l. Group                                    42,187     4,748,674
  Bank of America Corp.                                    50,922     2,829,354
  Bank of New York Co.                                    122,000     5,726,375
  Chase Manhattan Corp.                                    40,000     2,987,500
  Citigroup, Inc.                                          90,000     5,596,875
  Wells Fargo & Co.                                        60,000     2,715,000
                                                                    -----------
                                                                     30,873,740
                                                                    -----------
  Health Care 8.6%
  American Home
    Products Corp.                                         93,800     5,053,475
  Baxter International, Inc.                               45,000     2,992,500
  Becton Dickinson & Co.                                   45,800     1,336,787
* Boston Scientific Corp.                                  60,000     1,537,500
  Bristol-Myers Squibb Co.                                 18,400     1,013,150
* Edward Lifesciences
    Corporation                                             9,000       182,813
* Elan Corp. plc (ADR)                                     25,000       995,312
  Eli Lilly & Co.                                          12,700       966,787
* Genzyme General                                          18,400     1,045,350
  HCA - The Healthcare
    Company                                                40,100     1,082,700
  Johnson & Johnson                                        28,500     2,550,750
  Pharmacia Corporation                                    74,000     3,843,375
* Tenet Healthcare Corp.                                   30,500       781,563
  Unitedhealth Group, Inc.                                 11,800       879,837
* Watson Pharmaceuticals, Inc.                             35,000     1,544,375
                                                                    -----------
                                                                     25,806,274
                                                                    -----------
  Technology 8.4%
  Automatic Data Processing                                38,800     2,131,575
  Compaq Computer Corp.                                    35,800       939,750
* Convergys Corp.                                          50,200     2,255,862
  Electronic Data Systems Corp.                            49,400     3,177,038
  First Data Corp.                                         33,000     1,850,062
  Hewlett-Packard Co.                                      16,000     1,922,000
  Intel Corporation                                        13,000     1,620,937
  International Business
    Machines                                               36,600     3,927,637
  Koninklijke Philips
    Electronics NV (ADR)                                   40,000     1,767,500
  Motorola, Inc.                                           13,200     1,237,500
* National Semiconductor
    Corp.                                                  20,000     1,075,000
* Network Associates, Inc.                                 46,200     1,010,625
* Solectron Corp.                                          20,000       661,250
  Texas Instruments, Inc.                                  23,000     1,661,750
                                                                    -----------
                                                                     25,238,486
                                                                    -----------
  Transportation 0.7%
  Union Pacific Corp.                                      47,000     1,988,688
                                                                    -----------
  Utilities 2.8%
  Duke Energy Corp.                                        67,500     3,931,875
  Enron Corp.                                              62,500     4,554,687
                                                                    -----------
                                                                      8,486,562
                                                                    -----------
  Total Common Stocks
    (Cost $97,692,648)                                              166,358,349
                                                                    -----------

--------------------------------------------------------------------------------
                                                     Principal Amount  Value
                                                         (M=$1,000)  (Note 1)
--------------------------------------------------------------------------------

  Corporate Short-Term Notes 21.2%
  American Express
    6.46%, 06/06/00                                        8,000M   $ 7,992,822
  American Express
    6.51%, 07/06/00                                        3,000M     2,981,012
  Assoc. Corp. of NA
    6.5%, 06/16/00                                         6,000M     5,983,750
  Daimler Chrysler
    6.47%, 06/30/00                                        8,000M     7,958,305
  Florida Power Corp.
    6.48%, 06/19/00                                        4,300M     4,286,068
  Ford Motor Credit
    6.49%, 06/02/00                                        7,000M     6,998,738
  General Motors Acceptance
    6.48%, 05/26/00                                       13,000M    12,971,920
  Monsanto Company
    6.48%, 06/08/00                                        4,700M     4,694,078
  Transamerica Financial
    6.53%, 07/06/00                                       10,000M     9,936,514
                                                                   ------------
  Total Corporate Short-Term Notes
    (Cost $63,803,207)                                               63,803,207
                                                                   ------------
  Total Investments
    (Cost $286,829,496)***                                          352,781,175

  Excess of Liabilities
    Over Other Assets (17.1%)                                       (51,545,364)
                                                                   ------------
  Net Assets                                                       $301,235,811
                                                                   ============

--------------------------------------------------------------------------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At May 31, 2000, the market value of rule 144A securities amounted to $1,942,500 or 0.7% of net assets.
  *  Non-income producing.
 ** Laidlaw, Inc. has declared an interest payment moratorium until further notice.
*** Also cost for federal income tax purposes. At May 31, 2000 net unrealized appreciation for federal income tax purposes aggregated $65,951,679 of which $72,812,516 related to appreciated securities and $6,860,837 related to depreciated securities.

                                              See Notes to Financial Statements.

Sentinel Balanced Fund
Statement of Assets and Liabilities
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $286,829,496)                 $352,781,175
Cash and cash equivalents                                     692,474
Receivable for securities sold                             17,903,442
Receivable for fund shares sold                                17,645
Receivable for dividends and interest                       1,582,188
                                                         ------------
  Total Assets                                            372,976,924
                                                         ------------
Liabilities
Payable for securities purchased                           71,129,075
Payable for fund shares repurchased                           161,162
Accrued expenses                                               64,213
Management fee payable                                        153,560
Distribution fee payable (Class A Shares)                     154,427
Distribution fee payable (Class B Shares)                      40,085
Distribution fee payable (Class C Shares)                       4,156
Distribution fee payable (Class D Shares)                         960
Fund service fee payable                                       33,475
                                                         ------------
  Total Liabilities                                        71,741,113
                                                         ------------
Net Assets Applicable to Outstanding Shares              $301,235,811
                                                         ============
Net Asset Value and Offering Price per Share
    Class A Shares
$251,154,824 / 13,557,297 shares outstanding             $      18.53
Sales Charge--5.00% of offering price                            0.98
                                                         ------------
Maximum Offering Price                                   $      19.51
                                                         ============
  Class B Shares
$45,478,495/2,451,374 shares outstanding                 $      18.55
                                                         ============
  Class C Shares
$3,134,419/169,153 shares outstanding                    $      18.53
                                                         ============
  Class D Shares
$1,468,073/79,426 shares outstanding                     $      18.48
                                                         ============

Net Assets Represent
Capital stock at par value                               $    162,573
Paid-in capital                                           216,816,227
Accumulated undistributed net investment income             1,379,647
Accumulated undistributed net realized gain
  on investments                                           16,925,685
Unrealized appreciation of investments                     65,951,679
                                                         ------------
Net Assets                                               $301,235,811
                                                         ============

See Notes to Financial Statements.

Sentinel Balanced Fund
Statement of Operations
For the Six Months Ended May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                $  1,320,148
Interest                                                    5,826,982
                                                         ------------
  Total Income                                              7,147,130
                                                         ------------
Expenses:
Management advisory fee                                       968,218
Transfer agent and custodian                                  249,808
Distribution expense (Class A Shares)                         402,827
Distribution expense (Class B Shares)                         237,976
Distribution expense (Class C Shares)                          15,447
Distribution expense (Class D Shares)                           4,832
Accounting services                                            48,845
Auditing fees                                                   9,990
Legal fees                                                      8,190
Reports and notices to shareholders                            10,190
Registration and filing fees                                   34,574
Directors' fees and expenses                                   12,359
Other                                                           6,749
                                                         ------------
  Total Expenses                                            2,010,005
  Expense Offset                                              (26,963)
                                                         ------------
  Net Expenses                                              1,983,042
                                                         ------------
Net Investment Income                                       5,164,088
                                                         ------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on sales of investments                  16,921,987
Net change in unrealized appreciation (depreciation)      (16,192,350)
                                                         ------------
Net Realized and Unrealized Gain on Investments               729,637
                                                         ------------
Net Increase in Net Assets from Operations               $  5,893,725
                                                         ============

See Notes to Financial Statements.
40

Sentinel Balanced Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------


                                                       Six Months             Year
                                                            Ended            Ended
                                                          5/31/00         11/30/99
                                                       (Unaudited)
                                                     ------------     ------------
Increase in Net Assets from Operations
Net investment income                                $  5,164,088     $  9,940,509
Net realized gain on sales of investments              16,921,987       17,239,737
Net change in unrealized appreciation (depreciation)  (16,192,350)     (17,640,672)
                                                     ------------     ------------
Net increase in net assets from operations              5,893,725        9,539,574
                                                     ------------     ------------
Distributions to Shareholders
From net investment income
  Class A Shares                                       (4,613,462)      (8,652,112)
  Class B Shares                                         (632,095)      (1,011,062)
  Class C Shares                                          (35,390)         (44,400)
  Class D Shares                                          (11,822)          (9,280)
From net realized gain on investments
  Class A Shares                                      (14,368,418)     (23,432,737)
  Class B Shares                                       (2,513,315)      (3,424,615)
  Class C Shares                                         (163,958)        (137,453)
  Class D Shares                                          (57,970)              --
                                                     ------------     ------------
Total distributions to shareholders                   (22,396,430)     (36,711,659)
                                                     ------------     ------------
From Capital Share Transactions
Net proceeds from sales of shares
  Class A Shares                                        7,783,915       25,591,257
  Class B Shares                                        3,082,996       15,013,233
  Class C Shares                                          812,490        2,098,921
  Class D Shares                                          634,984        1,190,850
Net asset value of shares in reinvestment
  of dividends and distributions
  Class A Shares                                       17,647,104       29,834,718
  Class B Shares                                        3,032,200        4,271,817
  Class C Shares                                          195,441          179,289
  Class D Shares                                           63,242            9,280
                                                     ------------     ------------
                                                       33,252,372       78,189,365
                                                     ------------     ------------
Less: Payments for shares reacquired
  Class A Shares                                      (57,442,128)     (65,079,933)
  Class B Shares                                      (10,288,717)     (10,550,244)
  Class C Shares                                       (1,064,312)        (273,939)
  Class D Shares                                         (319,611)         (47,378)
                                                     ------------     ------------
Increase (Decrease) in net assets from
capital share transactions                            (35,862,396)       2,237,871
                                                     ------------     ------------
Total Decrease in Net Assets for period               (52,365,101)     (24,934,214)
Net Assets: Beginning of period                       353,600,912      378,535,126
                                                     ------------     ------------
Net Assets: End of period                            $301,235,811     $353,600,912
                                                     ============     ============
Undistributed Net Investment Income
  at End of Period                                   $  1,379,647     $  1,511,913
                                                     ============     ============


See Notes to Financial Statements.

Sentinel Balanced Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------



                                                 Six Months
                                          Ended 5/31/00 (D)    Year Ended  Year Ended  Year Ended   Year Ended   Year Ended
Class A Shares                                  (Unaudited)      11/30/99    11/30/98    11/30/97     11/30/96     11/30/95
                                              ------------     ----------   ---------   ---------   ----------    ---------
Net asset value at beginning of period              $19.38     $    20.88   $   20.29   $   18.55    $   16.84    $   14.08
                                              ------------     ----------   ---------   ---------   ----------    ---------

Income (Loss) from Investment Operations
Net investment income                                 0.31           0.55        0.54        0.56         0.54         0.58
Net realized and unrealized gain (loss) on
 investments                                          0.10          (0.03)       1.76        2.18         2.13         2.78
                                              ------------     ----------   ---------   ---------   ----------    ---------
Total from investment operations                      0.41           0.52        2.30        2.74         2.67         3.36
                                              ------------     ----------   ---------   ---------   ----------    ---------

Less Distributions
Dividends from net investment income                  0.31           0.54        0.55        0.55         0.54         0.59
Distributions from realized gains on
 investments                                          0.95           1.48        1.16        0.45         0.42         0.01
                                              ------------     ----------   ---------   ---------   ----------    ---------
Total Distributions                                   1.26           2.02        1.71        1.00         0.96         0.60
                                              ------------     ----------   ---------   ---------   ----------    ---------
Net asset value at end of period                    $18.53     $    19.38   $   20.88   $   20.29    $   18.55    $   16.84
                                              ============     ==========   =========   =========   ==========    =========

Total Return (%) *                                     2.3 ++         2.6        12.2        15.4         16.6         24.4

Ratios/Supplemental Data
Ratio of net expenses to average net assets
 (%)                                                  1.11 +         1.10        1.12        1.16         1.20         1.27
Ratio of expenses to average net assets before
   expense reductions (%) **                          1.12 +         1.12        1.13        1.17         1.22         1.29
Ratio of net investment income to average net
 assets (%)                                           3.35 +         2.73        2.69        2.93         3.13         3.77
Portfolio turnover rate (%)                             68 ++         110          81          63           83          110
Net assets at end of period (000 omitted)         $251,155      $ 297,027   $ 330,067   $ 314,948    $ 297,288    $ 267,103

(A)  Commenced operations April 1, 1996.
(B)  Commenced operations May 4, 1998.
(C)  Commenced operations January 4, 1999.
(D)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Notes (2) and (1) H.


See Notes to Financial Statements.
42

Sentinel Balanced Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------


                                                     Six Months                                                Eight Months
                                               Ended 5/31/00 (D)    Year Ended    Year Ended    Year Ended            Ended
Class B Shares                                       (Unaudited)   11/30/99 (D)  11/30/98 (D)  11/30/97 (D)  11/30/96 (A)(D)
                                                   ------------    -----------   -----------   -----------   --------------
Net asset value at beginning of period                  $ 19.41        $ 20.91       $ 20.32       $ 18.58          $ 17.09
                                                   ------------    -----------   -----------   -----------   --------------
     Income (Loss) from Investment Operations
Net investment income                                      0.24           0.39          0.38          0.42             0.26
Net realized and unrealized gain (loss) on
 investments                                               0.10          (0.02)         1.77          2.18             1.37
                                                   ------------    -----------   -----------   -----------   --------------
Total from investment operations                           0.34           0.37          2.15          2.60             1.63
                                                   ------------    -----------   -----------   -----------   --------------
     Less Distributions
Dividends from net investment income                       0.25           0.39          0.40          0.41             0.14
Distributions from realized gains on investments           0.95           1.48          1.16          0.45                -
                                                   ------------    -----------   -----------   -----------   --------------
Total Distributions                                        1.20           1.87          1.56          0.86             0.14
                                                   ------------    -----------   -----------   -----------   --------------
Net asset value at end of period                        $ 18.55        $ 19.41       $ 20.91       $ 20.32          $ 18.58
                                                   ============    ===========   ===========   ===========   ==============

Total Return (%) *                                          1.9 ++         1.8          11.3          14.6              9.6 ++
     Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)            1.87 +         1.86          1.89          1.88             2.12 +
Ratio of expenses to average net assets before
   expense reductions (%) **                               1.89 +         1.87          1.90          1.89             2.13 +
Ratio of net investment income to average net
 assets (%)                                                2.59 +         2.00          1.91          2.21             2.21 +
Portfolio turnover rate (%)                                  68 ++         110            81            63               83
Net assets at end of period (000 omitted)               $45,478        $52,086       $46,946       $26,593          $10,948

(A)  Commenced operations April 1, 1996.
(B)  Commenced operations May 4, 1998.
(C)  Commenced operations January 4, 1999.
(D)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Notes (2) and (1) H.


See Notes to Financial Statements.

Sentinel Balanced Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------


                                          Six Months                   Period from
                                   Ended 5/31/00 (D)   Year Ended   5/4/98 through
Class C Shares                           (Unaudited)  11/30/99 (D)  11/30/98 (B)(D)
                                      -------------  ------------  ---------------
Net asset value at beginning of
 period                                      $19.39        $20.90           $20.87
                                      -------------  ------------  ---------------

Income (Loss) from Investment
 Operations
Net investment income                          0.21          0.32             0.20
Net realized and unrealized gain
 (loss) on investments                         0.10         (0.03)           (0.01)
                                      -------------  ------------  ---------------
Total from investment operations               0.31          0.29             0.19
                                      -------------  ------------  ---------------

Less Distributions
Dividends from net investment income           0.22          0.32             0.16
Distributions from realized gains on
 investments                                   0.95          1.48                -
                                      -------------  ------------  ---------------
Total Distributions                            1.17          1.80             0.16
                                      -------------  ------------  ---------------
Net asset value at end of period             $18.53        $19.39           $20.90
                                      =============  ============  ===============

Total Return (%) *                              1.7 ++        1.4              0.9 ++

Ratios/Supplemental Data
Ratio of net expenses to average net
 assets (%)                                    2.26 +        2.24             2.17 +
Ratio of expenses to average net
 assets before expense
 reductions (%) **                             2.28 +        2.25             2.18 +
Ratio of net investment income to
 average net assets (%)                        2.21 +        1.65             1.63 +
Portfolio turnover rate (%)                      68 ++        110               81
Net assets at end of period
 (000 omitted)                               $3,134        $3,350           $1,523

(A)  Commenced operations April 1, 1996.
(B)  Commenced operations May 4, 1998.
(C)  Commenced operations January 4, 1999.
(D)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Notes (2) and (1) H.


See Notes to Financial Statements.
44

Sentinel Balanced Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------



                                                  Six Months       Period from
                                            Ended 5/31/00 (D)   1/4/99 through
Class D Shares                                    (Unaudited)   11/30/99 (C)(D)
                                            -----------------   ---------------
Net asset value at beginning of period                $19.32            $19.68
                                            ----------------    --------------

Income (Loss) from Investment Operations
Net investment income                                   0.19              0.33
Net realized and unrealized gain (loss) on
 investments                                            0.10             (0.38)
                                            ----------------    --------------
Total from investment operations                        0.29             (0.05)
                                            ----------------    --------------

Less Distributions
Dividends from net investment income                    0.18              0.31
Distributions from realized gains on
 investments                                            0.95                 -
                                            ----------------    --------------
Total Distributions                                     1.13              0.31
                                            ----------------    --------------
Net asset value at end of period                      $18.48            $19.32
                                            ================    ==============
Total Return (%) *                                       1.6 ++           (0.2)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)         2.49 +            2.07 +
Ratio of expenses to average net assets before
 expense reductions (%) **                              2.51 +            2.08 +
Ratio of net investment income to average net
 assets (%)                                             1.98 +            1.93 +
Portfolio turnover rate (%)                               68 ++            110
Net assets at end of period (000 omitted)             $1,468            $1,138

(A)  Commenced operations April 1, 1996.
(B)  Commenced operations May 4, 1998.
(C)  Commenced operations January 4, 1999.
(D)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.

Sentinel High Yield Bond Fund
Investment in Securities
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                                        Shares          Value
                                                                       (Note 1)
--------------------------------------------------------------------------------
  Common Stocks 2.2%
  Energy 0.4%
* Ocean Energy                                          20,000      $  300,000
                                                                    ----------
  Entertainment 0.3%
* Premier Cruises LTD.                                  74,059         240,692
                                                                    ----------
  Retail 0.0%
* Ames Department Stores                                 1,700          20,188
                                                                    ----------
  Telecommunications 0.4%
* Telecorp PCS, Inc.                                     7,300         221,737
* Tritel Class A                                         5,000         114,687
                                                                    ----------
                                                                       336,424
                                                                    ----------
  Waste Management 0.2%
* Waste Systems International                           71,428         116,071
                                                                    ----------
  Wireless Telecommunication 0.9%
* Intermedia Communications                             15,000         375,000
* Spectrasite Holdings, Inc.                            20,000         338,750
                                                                    ----------
                                                                       713,750
                                                                    ----------
  Total Common Stocks
    (Cost $3,006,127)                                                1,727,125
                                                                    ----------
  Preferred Stocks 5.8%
  Cable/Other Video Distribution 2.3%
  Adelphia Communications 13%                            6,500         693,875
  CSC Holdings 11.125%                                  10,045       1,067,282
                                                                    ----------
                                                                     1,761,157
                                                                    ----------
  Financial Services 1.0%
  Crown Castle International
    Group 12.75%                                           797         781,060
                                                                    ----------
  Telecommunications 2.5%
  Global Crossing 7%                                     4,000         714,000
  Rural Cellular Corp. 11.375%                           1,250       1,173,758
                                                                    ----------
                                                                     1,887,758
                                                                    ----------
Total Preferred Stocks
    (Cost $4,790,495)                                                4,429,975
                                                                    ----------
  Warrants 0.2%
* Motient Corp. (a)                                      1,000          30,000
* Ono Finance plc Warrants (a)                           1,000         100,000
* Waste System Warrants (a)                             11,250           5,625
                                                                    ----------
  Total Warrants
    (Cost $71,874)                                                     135,625
                                                                    ----------

--------------------------------------------------------------------------------
                                                  Principal Amount      Value
                                                      (M=$1,000)      (Note 1)
--------------------------------------------------------------------------------
  Bonds 89.6%
  Automobiles & Auto Parts 4.0%
  Eagle-Picher 9.375%, '08                                 750M    $   637,500
  Hayes Lemmerz 9.125%, '07                              1,000M        907,500
  Holley Performance
    12.25%, '07 (a)                                      1,000M        775,000
  Oxford Automotive
    10.125%, '07                                           250M        235,000
  Tenneco Automative, Inc.
    11.625%, '09                                           500M        470,000
                                                                    ----------
                                                                     3,025,000
                                                                    ----------
  Broadcasting 3.2%
  ACME Television
    0%, '00
    10.875%, '04                                           800M        748,000
  SFX Entertainment
    9.125%, '08                                          1,000M      1,010,000
  XM Satellite Radio, Inc.
    14%,'10                                                750M        663,750
                                                                    ----------
                                                                     2,421,750
                                                                    ----------
  Building Residential & Commercial 1.1%
  Webb (Del E) 9.375%, '09                               1,000M        805,000
                                                                    ----------
  Cable/Other Video Distribution 7.9%
  Echostar Communications
    9.375%, '09                                          1,000M        950,000
  Ono Finance plc 13%, '09 (a)                           1,000M        995,000
  Pegasus Communications
    9.625%, '05                                          1,500M      1,447,500
  Star Choice 13.0%, '05                                 1,250M      1,268,750
  Telewest Communications
    0%, '00
    11%, '07                                             1,500M      1,417,500
                                                                    ----------
                                                                     6,078,750
                                                                    ----------
  Chemicals 1.2%
  Lyondell Chemical Co.
    9.625%, '07                                          1,000M        970,000
                                                                    ----------
  Consumer Products 1.6%
  Outboard Marine
    10.75%, '08                                          1,000M        365,000
  Simmons Co.  10.25%, '09                               1,000M        885,000
                                                                    ----------
                                                                     1,250,000
                                                                    ----------
  Energy, Oil & Gas 9.5%
  Benton Oil & Gas 9.375%, '07                             800M        436,000
  Chesapeake Energy Corp.
    9.625%, '05                                          1,000M        958,750
  Energy Corp.  9.5%, '07                                  500M        332,500
  Giant Industries 9%, '07                                 940M        846,000
  HS Resources, Inc.
    9.25%, '06                                           1,000M        962,500
  Nuevo Energy Co.
    9.5%, '08 (a)                                        1,000M        967,500
**Petsec Energy 9.5%, '07                                1,500M        750,000
                                                                    ----------
  Pioneer Natural Resources
    9.625%, '10                                          1,000M      1,017,500
  Western Gas Resources
    10%, '09                                             1,000M      1,010,000
                                                                    ----------
                                                                     7,280,750
                                                                    ----------
  Entertainment/Gaming 9.7%
  Ameristar Casinos
    10.5%, '04                                           1,000M        995,000
  Argosy Gaming 10.75%, '09                              1,000M      1,032,500
  Boyd Gaming 9.5%, '07                                  1,000M        940,000
  Carmike Cinemas, Inc.
    9.375%, '09                                            850M        514,250
  Coast Hotels & Casino
    9.5%, '09                                            1,000M        942,500
  Hollywood Casinos
    13%, '06 (a)                                         1,000M      1,070,000
  Isle of Capri Casinos
    8.75%, '09                                           1,000M        897,500
  Premier Parks
    0%, '01
    10%, 08                                              1,500M        997,500
                                                                    ----------
                                                                     7,389,250
                                                                    ----------
  Food/Restaurants 1.9%
  Aurora Foods 9.875%, '07                               1,000M        520,000
  Sun World Int'l. 11.25%, '04                           1,000M        910,000
                                                                    ----------
                                                                     1,430,000
                                                                    ----------
  Foreign Bonds 3.7%
  Republic of Brazil 8.0%, '14                           2,463M      1,733,210
  United Mexican States
    11.50%, '26                                          1,000M      1,122,500
                                                                    ----------
                                                                     2,855,710
                                                                    ----------
  Hospitals and Healthcare/
    Medical Technology 3.7%
  Kelso & Company
    12.75%, '09                                          1,000M      1,025,000
  Lifepoint Hospital
    10.75%, '09 (a)                                      1,000M      1,025,000
  Prime Medical Services, Inc.
    8.75%, '08                                           1,000M        815,000
                                                                    ----------
                                                                     2,865,000
                                                                    ----------
  Manufacturing 1.1%
  Transdigm, Inc.
   10.375%, '08                                          1,000M        825,000
                                                                    ----------
  Metals/Minerals 1.5%
**ACME Metal, Inc.
    10.875%, '07                                         1,000M        135,000
  Bulong Operations Pty
    12.5%, '08                                           1,000M        505,000
  Kaiser Aluminum
    12.75%, '03                                            550M        500,500
                                                                    ----------
                                                                     1,140,500
                                                                    ----------

                                                                     (continued)
46

Sentinel High Yield Bond Fund
Investment in Securities (continued)
at May 31, 2000 (Unaudited)


--------------------------------------------------------------------------------
                                                  Principal Amount      Value
                                                      (M=$1,000)      (Note 1)
--------------------------------------------------------------------------------
Paper & Printing 8.4%
American Tissue, Inc.
  12.50%, '06                                        1,000M        $     995,000
Four M Corp. 12%, '06                                1,000M              950,000
Merrill Corp. 12%, '09 (a)                           1,000M              855,000
Repap New Brunswick
  11.5%, '04                                         1,000M              995,000
Riverwood Int'l. 10.25%, '06                         1,000M              972,500
Riverwood Int'l. 10.875%, '08                          500M              466,250
Stone Containers
  10.75%, '02                                        1,000M            1,020,000
Tembec Industries
  8.625%, '09                                          250M              235,625
                                                                   -------------
                                                                       6,489,375
                                                                   -------------
Retail 2.1%
Advance Stores 10.25%, '08                           1,000M              807,500
Ames Department Stores
  10%, '06                                           1,000M              785,000
                                                                   -------------
                                                                       1,592,500
                                                                   -------------
Service 3.8%
AFC Enterprises 10.25%, '07                            500M              482,500
American Lawyer 9.75%, '07                           1,000M              912,500
Budget Group, Inc.
  9.125%, '06                                        1,000M              695,000
United Rentals 9.25%, '09                            1,000M              835,000
                                                                   -------------
                                                                       2,925,000
                                                                   -------------
Shipping/Transportation 0.9%
Greyhound Lines 11.5%, '07                           1,000M              650,000
                                                                   -------------
Telecommunications 13.5%
Alestra SA 12.125%, '06 (a)                          1,000M              892,500
Crown Castle Int'l. Corp.
  0%, '04
  10.375%, '11                                       1,325M              788,375
Hermes Europe Railtel
  10.375%, '09                                       1,000M              770,000
Intermedia Communications
  8.60%, '08                                           750M              665,625
  0%, '02
  11.25%, '07                                          700M              521,500
Level 3 Communications
  9.125%, '08                                        1,200M            1,038,000
Motient Corp. 12.25%, '08                            1,000M              615,000
Psinet, Inc. 11.50%, '08                             1,000M              915,000
Spectrasite Holdings
  0%, '04
  11.25%, '09                                        2,000M            1,090,000
Unitedglobalcom, Inc.
  0%, '03
  10.75%, '08                                        2,000M            1,210,000
United Pan-Europe
  0%, 05
  13.75%, '10                                        1,350M              604,125
Vectura Group, Inc.
  10.25%, '08                                        1,000M              805,000
Winstar Communications
  0%, '05
  14.75%, '10                                        1,000M              437,620
                                                                   -------------
                                                                      10,352,745
                                                                   -------------
Waste Management 1.6%
Allied Waste North American
  10%, '09                                             850M              675,750
Waste Systems 11.5%, '06                               750M              521,250
                                                                   -------------
                                                                       1,197,000
                                                                   -------------
Wireless Communications 9.2%
Nextel Communications
  9.375%, '09                                        1,000M              945,000
NEXTLINK Communications
  0%, '04
  12.25%, 09                                         1,400M              808,500
Price Comm. Cellular
  11.75%, '07                                        1,000M            1,090,000
Tritel PCS, Inc.
  0%, '04
  12.75%, '09 (a)                                    2,250M            1,507,500
Triton PCS, Inc.
  0%, '03
  11%, '08                                             900M              657,000
Voicestream 10.375%, '09                             1,500M            1,545,000
  0%, '04
  11.875%, '09                                         750M              482,812
                                                                   -------------
                                                                       7,035,812
                                                                   -------------
Total Bonds
  (Cost $76,997,354)                                                  68,579,142
                                                                   -------------

U.S. Government Agency
  Obligations 3.3%
Federal Home Loan Mortgage Corporation
  6.27%, 06/01/00
  (Cost $2,492,000)                                  2,492M         $  2,492,000
                                                                   -------------
Total Investments
  (Cost $87,357,850)***                                               77,363,867

Excess of Liabilities
  Over Other Assets (1.1%)                                              (871,991)
                                                                   -------------
  Net Assets                                                         $76,491,876
                                                                   =============

--------------------------------------------------------------------------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At May 31, 2000, the market value of rule 144A securities amounted to $8,223,125 or 10.8% of net assets.
  *  Non-income producing.
 **  Bond in default.
***  Also cost for federal income tax purposes.
     At May 31, 2000, unrealized depreciation for federal income tax purposes aggregated $9,993,983 of which $629,486 related to appreciated securities and $10,623,469 related to depreciated securities.


                                              See Notes to Financial Statements.

Sentinel High Yield Bond Fund
Statement of Assets and Liabilities
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $87,357,850)                             $77,363,867
Cash and cash equivalents                                               458,210
Receivable for securities sold                                          943,591
Receivable for fund shares sold                                          49,394
Receivable for interest and dividends                                 1,636,983
                                                                   ------------
   Total Assets                                                      80,452,045
                                                                   ------------

Liabilities
Payable for securities purchased                                      3,779,987
Payable for fund shares repurchased                                      67,080
Accrued expenses                                                         22,138
Management fee payable                                                   50,662
Distribution fee payable (Class A Shares)                                 8,125
Distribution fee payable (Class B Shares)                                22,030
Distribution fee payable (Class C Shares)                                 3,193
Fund service fee payable                                                  6,954
                                                                   ------------
   Total Liabilities                                                  3,960,169
                                                                   ------------
Net Assets Applicable to Outstanding Shares                         $76,491,876
                                                                   ============
Net Asset Value and Offering Price per Share
   Class A Shares
$23,603,405 / 2,769,151 shares outstanding                          $      8.52
Sales Charge -- 4.00% of offering price                                    0.36
                                                                   ------------
Maximum Offering Price                                              $      8.88
                                                                   ============
   Class B Shares
$51,295,741 / 6,022,025 shares outstanding                          $      8.52
                                                                   ============
   Class C Shares
$1,592,730 / 186,595 shares outstanding                             $      8.54
                                                                   ============

Net Assets Represent
Capital stock at par value                                          $    89,778
Paid-in capital                                                      93,018,937
Accumulated undistributed net investment income                           4,076
Accumulated undistributed net realized loss
   on investments                                                    (6,626,932)
Unrealized depreciation of investments                               (9,993,983)
                                                                   ------------
Net Assets                                                          $76,491,876
                                                                   ============


Sentinel High Yield Bond Fund
Statement of Operations
For the Six Months Ended May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Dividends                                                          $    239,727
Interest                                                              4,291,840
                                                                   ------------
   Total Income                                                       4,531,567
                                                                   ------------
Expenses:
Management advisory fee                                                 321,755
Transfer agent and custodian                                             59,998
Distribution expense (Class A Shares)                                    26,108
Distribution expense (Class B Shares)                                   193,347
Distribution expense (Class C Shares)                                    14,773
Accounting services                                                      13,420
Auditing fees                                                             3,300
Legal fees                                                                2,350
Reports and notices to shareholders                                       2,900
Registration and filing fees                                             15,326
Directors' fees and expenses                                              3,349
Other                                                                    11,221
                                                                   ------------
   Total Expenses                                                       667,847
   Expense Offset                                                        (4,298)
                                                                   ------------
   Net Expenses                                                         663,549
                                                                   ------------
Net Investment Income                                                 3,868,018
                                                                   ------------

Realized and Unrealized Loss on Investments
Net realized loss on sales of investments                              (593,330)
Net change in unrealized depreciation                                (5,492,141)
                                                                   ------------
Net Realized and Unrealized Loss on Investments                      (6,085,471)
                                                                   ------------
Net Decrease in Net Assets from Operations                         $ (2,217,453)
                                                                   ============


See Notes to Financial Statements.

Sentinel High Yield Bond Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                          Six Months           Year
                                                               Ended          Ended
                                                            05/31/00       11/30/99
                                                          (Unaudited)
                                                         ------------    ------------
Increase (Decrease) in Net Assets from Operations
Net investment income                                    $  3,868,018    $  7,914,333
Net realized loss on sales of investments                    (593,330)     (4,543,183)
Net change in unrealized depreciation                      (5,492,141)     (1,021,632)
                                                         ------------    ------------
Net increase (decrease) in net assets from operations      (2,217,453)      2,349,518
                                                         ------------    ------------

Distributions to Shareholders
From net investment income
   Class A Shares                                          (1,224,724)     (2,706,580)
   Class B Shares                                          (2,537,794)     (4,996,164)
   Class C Shares                                            (112,874)       (205,162)
From net realized gain on investments
   Class A Shares                                                  --              --
   Class B Shares                                                  --              --
   Class C Shares                                                  --              --
                                                         ------------    ------------
Total distributions to shareholders                        (3,875,392)     (7,907,906)
                                                         ------------    ------------

From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                           3,351,284       8,535,916
   Class B Shares                                           2,412,176      13,454,832
   Class C Shares                                           1,874,752       5,141,165
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                             815,332       1,776,689
   Class B Shares                                           1,009,620       2,066,854
   Class C Shares                                             101,871         249,194
                                                         ------------    ------------
                                                            9,565,035      31,224,650
Less: Payments for shares reacquired
   Class A Shares                                          (6,965,596)    (11,352,238)
   Class B Shares                                          (7,572,643)     (8,351,256)
   Class C Shares                                          (4,213,550)     (3,177,472)
                                                         ------------    ------------
Increase (Decrease) in net assets from capital
   share transactions                                      (9,186,754)      8,343,684
                                                         ------------    ------------
Total Increase (Decrease) in Net Assets for period        (15,279,599)      2,785,296
Net Assets: Beginning of period                            91,771,475      88,986,179
                                                         ------------    ------------
Net Assets: End of period                                $ 76,491,876    $ 91,771,475
                                                         ============    ============
Accumulated undistributed Net Investment
   Income at End of Period                               $      4,076    $     11,450
                                                         ============    ============

See Notes to Financial Statements.

Sentinel High Yield Bond Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------



                                                                Six Months                                            Period from
                                                         Ended 5/31/00 (C)         Year Ended      Year Ended     6/23/97 through
Class A Shares                                                 (Unaudited)           11/30/99        11/30/98         11/30/97 (A)
                                                            -------------          ----------      ---------        -------------
Net asset value at beginning of period                              $9.19               $9.75         $10.41               $10.00
                                                            -------------          ----------      ---------        -------------
Income (Loss) from Investment Operations
Net investment income                                               0.43                 0.84           0.87                 0.32
Net realized and unrealized gain (loss) on investments             (0.67)               (0.56)         (0.58)                0.41
                                                            -------------          ----------      ---------        -------------
Total from investment operations                                   (0.24)                0.28           0.29                 0.73
                                                            -------------          ----------      ---------        -------------

Less Distributions
Dividends from net investment income                                0.43                 0.84           0.86                 0.32
Distributions from realized gains on investments                      --                   --           0.09                   --
                                                            -------------          ----------      ---------        -------------
Total Distributions                                                 0.43                 0.84           0.95                 0.32
                                                            -------------          ----------      ---------        -------------
Net asset value at end of period                                   $8.52                $9.19          $9.75               $10.41
                                                            =============          ==========      =========        =============
Total Return (%) *                                                  (2.8) ++              3.0            2.7                  7.3 ++


Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                     1.20 +               1.21           1.26                 1.20 +
Ratio of expenses to average net assets before
   expense reductions (%) **                                        1.21 +               1.22           1.28                 1.26 +
Ratio of net investment income to average net assets (%)            9.37 +               8.83           8.42                 7.80 +
Portfolio turnover rate (%)                                           48 ++               144            139                  133 ++

Net assets at end of period (000 omitted)                        $23,603              $28,253        $31,120              $11,084


(A)  Commenced operations June 23, 1997.
(B)  Commenced operations May 4, 1998.
(C)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not Annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earnings credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.
50

Sentinel High Yield Bond Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                          Six Months                                                 Period from
                                                   Ended 5/31/00 (C)                Year Ended      Year Ended   6/23/97 through
Class B Shares                                           (Unaudited)              11/30/99 (C)    11/30/98 (C)   11/30/97 (A)(C)
                                                     ---------------              ------------    ------------   ---------------
Net asset value at beginning of period                         $9.18                     $9.74          $10.40            $10.00
                                                     ---------------              ------------    ------------   ---------------

Income (Loss) from Investment Operations
Net investment income                                           0.41                      0.79            0.84              0.32
Net realized and unrealized gain (loss) on investments         (0.66)                    (0.56)          (0.57)             0.39
                                                     ---------------              ------------    ------------   ---------------
Total from investment operations                               (0.25)                     0.23            0.27              0.71
                                                     ---------------              ------------    ------------   ---------------

Less Distributions
Dividends from net investment income                            0.41                      0.79            0.84              0.31
Distributions from realized gains on investments                  --                        --            0.09                --
                                                     ---------------              ------------    ------------   ---------------
Total Distributions                                             0.41                      0.79            0.93              0.31
                                                     ---------------              ------------    ------------   ---------------
Net asset value at end of period                               $8.52                     $9.18           $9.74            $10.40
                                                     ===============              ============    ============   ===============
Total Return (%) *                                              (2.9) ++                   2.5             2.4               7.2 ++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                 1.67 +                    1.65            1.49              1.30 +
Ratio of expenses to average net assets before
   expense reductions (%) **                                    1.68 +                    1.66            1.52              1.34 +
Ratio of net investment income to average net assets (%)        8.91 +                    8.40            8.19              7.70 +
Portfolio turnover rate (%)                                       48 ++                    144             139               133 ++
Net assets at end of period (000 omitted)                    $51,296                   $59,518         $55,911           $33,808

(A)  Commenced operations June 23, 1997.
(B)  Commenced operations May 4, 1998.
(C)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not Annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earnings credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.

Sentinel High Yield Bond Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------




                                                             Six Months                              Period from
                                                      Ended 5/31/00 (C)           Year Ended       5/4/98 through
Class C Shares                                              (Unaudited)          11/30/99 (C)     11/30/98 (B)(C)
                                                        ---------------          ------------     ---------------
Net asset value at beginning of period                           $ 9.19                $ 9.75             $ 10.70
                                                        ---------------          ------------     ---------------

Income (Loss) from Investment Operations
Net investment income                                              0.40                  0.72                0.41
Net realized and unrealized gain (loss) on investments            (0.68)                (0.56)              (0.91)
                                                        ---------------          ------------     ---------------
Total from investment operations                                  (0.28)                 0.16               (0.50)
                                                        ---------------          ------------     ---------------

Less Distributions
Dividends from net investment income                               0.37                  0.72                0.45
Distributions from realized gains on investments                     --                    --                  --
                                                        ---------------          ------------     ---------------
Total Distributions                                                0.37                  0.72                0.45
                                                        ---------------          ------------     ---------------
Net asset value at end of period                                 $ 8.54                $ 9.19              $ 9.75
                                                        ===============          ============     ===============
Total Return (%) *                                                 (3.2) ++               1.7                (4.7)++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                    2.25 +                2.41                2.05 +
Ratio of expenses to average net assets before
   expense reductions (%) **                                       2.26 +                2.42                2.06 +
Ratio of net investment income to average net assets (%)           8.15 +                7.69                7.63 +
Portfolio turnover rate (%)                                          48 ++                144                 139
Net assets at end of period (000 omitted)                        $1,593                $4,001              $1,956

(A) Commenced operations June 23, 1997.
(B) Commenced operations May 4, 1998.
(C) Per share data calculated utilizing average daily shares outstanding.
  + Annualized
 ++ Not Annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earnings credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.
52

Sentinel Bond Fund
Investment in Securities
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                           Principal Amount   Value
                                              (M=$1,000)    (Note 1)
--------------------------------------------------------------------------------
  U.S.Government Obligations 43.3%
  U.S. Treasury Obligations 25.5%
  10-Year:
    Note 6.5%, '10                             10,250M   $ 10,403,340
                                                         ------------
  30-Year:
    Bond 6%, '26                                2,500M      2,398,700
    Bond 5.25%, '29                             2,500M      2,177,050
    Bond 6.25%, '30                             7,500M      7,737,750
                                                         ------------
                                                           12,313,500
                                                         ------------
  Total U.S. Treasury Obligations                          22,716,840
                                                         ------------
  U.S. Government Agency Obligations 17.8%
  Federal Home Loan Mortgage Corporation 3.5%
  Agency Debenture
    5%, '04                                     2,500M      2,312,225
                                                         ------------
  Mortgage-Backed Securities:
  20-Year
    8%, '08                                       815M        826,395
                                                         ------------
  Total Federal Home Loan
    Mortgage Corporation                                    3,138,620
                                                         ------------
  Federal National Mortgage Association 14.3%
  Mortgage-Backed Securities:
  10-Year
    7.5%, '04                                     197M        195,774
                                                         ------------
  15-Year:
    8.5%, '10                                     520M        531,735
                                                         ------------
  30-Year:
    10%, '17                                      454M        484,799
    10%, '17                                      580M        619,955
    8%, '22                                     1,552M      1,556,256
    9.5%, '24                                     695M        725,432
    6%, '28                                       983M        886,050
    7%, '28                                     1,187M      1,129,158
    7%, '28                                     1,976M      1,877,358
    8.5%, '28                                   1,707M      1,727,620
    7%, '29                                     3,122M      2,968,855
                                                         ------------
                                                           11,975,483
                                                         ------------
  Total Federal National
    Mortgage Association                                   12,702,992
                                                         ------------
  Government National Mortgage Association 0.0%
  Mortgage-Backed Securities:
  15-year:
    13%, '11                                    7,000M          8,128
    13%, '13                                      404M            465
                                                         ------------
  Total Government National
    Mortgage Association                                        8,593
                                                         ------------
  Total U.S. Government
    Agency Obligations                                     15,850,205
                                                         ------------
  Total U.S. Government Obligations
    (Cost $38,849,315)                                     38,567,045
                                                         ------------
  Bonds 49.8%
  Aerospace 1.6%
  Lockheed Martin Corp. 8.5%, '29               1,500M      1,466,250
                                                         ------------
  Automobile & Auto Parts 2.1%
  Ford Motor Company
    7.375%, '09                                 2,000M      1,900,000
                                                         ------------
  Chemicals 2.2%
  IMC Global, Inc. 7.4%, '02                    2,000M      1,967,500
                                                         ------------
  Computer Products & Services 2.8%
  Sun Microsystems, Inc.
    7%, '02                                     2,500M      2,462,500
                                                         ------------
  Consumer Services 1.9%
  Service Corp. 6.75%, '01                      2,000M      1,710,000
                                                         ------------
  Containers & Packaging 2.1%
  Crown Cork & Seal
    7.125%, '02                                 2,000M      1,920,000
                                                         ------------
  Energy 3.9%
  Kinder Morgan, Inc.
    6.45%, '03                                  1,500M      1,447,500
  Phillips Pete 8.50%, '05                      2,000M      2,027,500
                                                         ------------
                                                            3,475,000
                                                         ------------
  Financial Institutions 4.4%
  Bank of America 7.8%, '10                     2,000M      1,950,000
  Goldman Sachs Group, Inc.
    7.8%, '10                                   2,000M      1,945,000
                                                         ------------
                                                            3,895,000
                                                         ------------
  Foreign Industrial 3.3%
  Ahold Finance 6.25%, '09                      2,750M      2,385,625
* Laidlaw, Inc. 7.7%, '02                       2,250M        562,500
                                                         ------------
                                                            2,948,125
                                                         ------------
  Foreign Utilities-Telephone 2.2%
  Vodafone Airtouch plc
    7.75%, '10 (a)                              2,000M      1,942,500
                                                         ------------
  Lodging 1.8%
  Marriott Int'l., Inc. 6.625%, '03             1,750M      1,662,500
                                                         ------------
  Manufacturing 2.2%
  FMC Corp. 7.125%, '02                         2,000M      1,945,000
                                                         ------------
  Real Estate Investment Trusts 1.9%
  Simon Debartolo
                                                         ------------
    6.625%, '03                                 1,750M      1,655,938
  Retail 5.2%
  Fortune Brands, Inc.
    7.125%, '04 (a)                             2,000M      1,942,500
  J.C. Penney, Inc. 7.25%, '02                  1,500M      1,436,250
  Safeway Stores 7%, '02                        1,250M      1,228,125
                                                         ------------
                                                            4,606,875
                                                         ------------
  Telecommunications 6.8%
  Comsat 8.55%, '06                             2,000M      2,077,300
  MCI Worldcom, Inc.
    6.4%, '05                                   2,000M      1,877,500
  US West Capital Funding
    6.25%, '05                                  2,250M      2,095,312
                                                         ------------
                                                            6,050,112
                                                         ------------

Utilities-Electric 5.4%
Calenergy Co. 7.52%, '08                        2,000M   $  1,865,000
CMS Energy Corp.
  6.75%, '04                                    1,000M        901,250
Emerson Electric
  7.875%, '05                                   2,000M      2,027,500
                                                         ------------
                                                            4,793,750
                                                         ------------
Total Bonds
  (Cost $46,691,389)                                       44,401,050
                                                         ------------

Corporate Short-Term Notes 28.0%
Assoc. Corporation of NA
  6.45%, 06/07/00                               3,000M      2,996,775
G.E Capital Corporation
  6.49%, 06/12/00                               3,000M      2,994,051
Florida Power Corporation
  6.48%, 06/14/00                               3,000M      2,992,980
John Deere Capital
  6.48%, 06/30/00                               4,400M      4,377,032
Northern Trust Corporation
  6.50%, 07/03/00                               4,400M      4,374,578
Prudential Funding
  6.46%, 06/02/00                               4,400M      4,399,210
Salomon Smith Barney Holdings
  6.55%, 06/20/00                               2,800M      2,790,320
                                                         ------------
Total Corporate Short-Term Notes
  (Cost $24,924,946)                                       24,924,946
                                                         ------------
Total Investments
  (Cost $110,465,650)*                                    107,893,041

Excess of Liabilities
  Over Other Assets (21.1%)                               (18,727,077)
                                                         ------------
Net Assets                                               $ 89,165,964
                                                         ============

--------------------------------------------------------------------------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At May 31, 2000, the market value of rule 144A securities amounted to $3,885,000 or 4.4% of net assets.
 * Laidlaw, Inc. has declared an interest payment moratorium until further notice.
**   Also cost for federal income tax purposes.
     At May 31, 2000, unrealized depreciation for federal income tax purposes aggregated $2,572,609 of which $481,371 related to appreciated securities and $3,053,980 related to depreciated securities.


                                              See Notes to Financial Statements.

Sentinel Bond Fund
Statement of Assets and Liabilities
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $110,465,650)                  $107,893,041
Cash and cash equivalents                                      177,159
Receivable for securities sold                               8,039,836
Receivable for fund shares sold                                  8,284
Receivable for  interest                                     1,065,194
Receivable from fund administrator                              18,198
                                                        --------------
   Total Assets                                            117,201,712
                                                        --------------

Liabilities
Payable for securities purchased                            27,853,208
Payable for fund shares repurchased                             67,909
Accrued expenses                                                24,618
Management fee payable                                          40,369
Distribution fee payable (Class A Shares)                       28,525
Distribution fee payable (Class B Shares)                       11,704
Fund service fee payable                                         9,415
                                                        --------------
   Total Liabilities                                        28,035,748
                                                        --------------
Net Assets Applicable to Outstanding Shares               $ 89,165,964
                                                        ==============
Net Asset Value and Offering Price per Share
   Class A Shares
$70,870,799 / 12,478,076 shares outstanding                      $5.68
Sales Charge -- 4.00% of offering price                           0.24
                                                        --------------
Maximum Offering Price                                    $       5.92
                                                        ==============
   Class B Shares
$18,295,165 / 3,213,676 shares outstanding                $       5.69
                                                        ==============

Net Assets Represent
Capital stock at par value                                $    156,918
Paid-in capital                                            102,766,976
Accumulated distributions in excess of
   net investment income                                        (2,062)
Accumulated undistributed net realized loss
   on investments                                          (11,183,259)
Unrealized depreciation of investments                      (2,572,609)
                                                        --------------
Net Assets                                                $ 89,165,964
                                                        ==============


Sentinel Bond Fund
Statement of Operations
For the Six Months Ended May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Interest                                                    $3,725,798
                                                        --------------
Expenses:
Management advisory fee                                        253,665
Transfer agent and custodian                                    73,329
Distribution expense (Class A Shares)                           75,868
Distribution expense (Class B Shares)                           97,695
Accounting services                                             14,850
Auditing fees                                                    3,500
Legal fees                                                       2,500
Reports and notices to shareholders                              4,000
Registration and filing fees                                    21,182
Directors' fees and expenses                                     3,649
Other                                                            1,941
                                                        --------------
   Total Expenses                                              552,179
   Expense Reimbursement                                       (92,030)
   Expense Offset                                              (12,879)
                                                        --------------
   Net Expenses                                                447,270
                                                        --------------
Net Investment Income                                        3,278,528
                                                        --------------

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on sales of investments                   (4,266,378)
Net change in unrealized appreciation (depreciation)             9,474
                                                        --------------
Net Realized and Unrealized Loss on Investments             (4,256,904)
                                                        --------------
Net Decrease in Net Assets from Operations                  $ (978,376)
                                                        ==============

See Notes to Financial Statements.
54

Sentinel Bond Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                          Six Months             Year
                                                               Ended            Ended
                                                             5/31/00         11/30/99
                                                         (Unaudited)
                                                         -----------     ------------
Decrease in Net Assets from Operations
Net Investment income                                    $ 3,278,528     $  6,438,301
Net realized loss on sales of investments                 (4,266,378)      (3,126,993)
Net change in unrealized appreciation (depreciation)           9,474       (5,479,635)
                                                         -----------     ------------
Net decrease in net assets from operations                  (978,376)      (2,168,327)
                                                         -----------     ------------
Distributions to Shareholders
From net investment income
   Class A Shares                                         (2,676,539)      (5,373,942)
   Class B Shares                                           (605,296)      (1,033,897)
From net realized gain on investments
   Class A Shares                                                 --               --
   Class B Shares                                                 --               --
                                                         -----------     ------------
Total distributions to shareholders                       (3,281,835)      (6,407,839)
                                                         -----------     ------------
From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                         18,359,098       28,365,253
   Class B Shares                                          1,699,947        9,007,466
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                          1,701,418        3,533,989
   Class B Shares                                            459,641          757,141
                                                         -----------     ------------
                                                          22,220,104       41,663,849
Less: Payments for shares reacquired
   Class A Shares                                        (27,908,207)     (34,076,541)
   Class B Shares                                         (3,695,490)      (4,099,087)
                                                         -----------     ------------
Increase (decrease) in net assets from capital
   share transactions                                     (9,383,593)       3,488,221
                                                         -----------     ------------
Total Decrease in Net Assets for period                  (13,643,804)      (5,087,945)
Net Assets: Beginning of period                          102,809,768      107,897,713
                                                         -----------     ------------
Net Assets: End of period                                $89,165,964     $102,809,768
                                                         ===========     ============
Undistributed (Distributions in Excess of)
   Net Investment Income at End of Period$               $    (2,062)    $      4,938
                                                         ===========     ============

See Notes to Financial Statements.

Sentinel Bond Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                         Six Months
                                                   Ended 5/31/00 (B)   Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
Class A Shares                                           (Unaudited)     11/30/99    11/30/98     11/30/97     11/30/96     11/30/95
                                                    ---------------    ----------  ----------   ----------   ----------   ----------
Net asset value at beginning of period                      $  5.94       $  6.45     $  6.36      $  6.35      $  6.49      $  5.85
                                                    ---------------    ----------  ----------   ----------   ----------   ----------
Income (Loss) from Investment Operations
Net investment income                                          0.21          0.39        0.40         0.40         0.41         0.42
Net realized and unrealized gain (loss) on investments        (0.26)        (0.51)       0.09         0.01        (0.14)        0.64
                                                    ---------------    ----------  ----------   ----------   ----------   ----------
Total from investment operations                              (0.05)        (0.12)       0.49         0.41         0.27         1.06
                                                    ---------------    ----------  ----------   ----------   ----------   ----------
Less Distributions
Dividends from net investment income                           0.21          0.39        0.40         0.40         0.41         0.42
Distributions from realized gains on investments                 --            --          --          --            --           --
                                                    ---------------    ----------  ----------   ----------   ----------   ----------
Total Distributions                                            0.21          0.39        0.40         0.40         0.41         0.42
                                                    ---------------    ----------  ----------   ----------   ----------   ----------
Net asset value at end of period                            $  5.68       $  5.94     $  6.45      $  6.36      $  6.35      $  6.49
                                                    ===============    ==========  ==========   ==========   ==========   ==========
Total Return (%) *                                             (0.9) ++      (1.9)        8.0          6.7          4.5         18.8

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                0.76  +       0.73        0.77         0.97         0.98         0.99
Ratio of expenses to average net assets before
   expense reductions (%) **                                   0.98  +       0.94        0.95         0.99         1.00         1.03
Ratio of net investment income to average net assets (%)       7.05  +       6.29        6.26         6.37         6.46         6.81
Ratio of net investment income to average net assets
   before voluntary expense reimbursements (%)                 6.86  +       6.10        6.11         6.37         6.46         6.81
Portfolio turnover rate (%)                                      85  ++       207         147          130          176          237
Net assets at end of period (000 omitted)                   $70,871       $82,107     $91,297      $88,756      $99,408     $108,755

(A)  Commenced operations April 1, 1996.
(B)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not Annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earnings credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.
56

Sentinel Bond Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                       Six Months
                                                 Ended 5/31/00 (B)       Year Ended     Year Ended     Year Ended      Year Ended
Class B Shares                                         (Unaudited)       1/30/99 (B)   11/30/98 (B)   11/30/97 (B) 11/30/96 (A)(B)
                                                   --------------    -------------- -------------- --------------  --------------
Net asset value at beginning of period                    $  5.96           $  6.46        $  6.38         $ 6.36          $ 6.30
                                                    -------------     -------------  -------------  -------------  --------------
Income (Loss) from Investment Operations
Net investment income                                        0.18              0.33           0.34           0.34            0.21
Net realized and unrealized gain (loss) on investments      (0.27)            (0.50)          0.08           0.02            0.06
                                                   --------------    -------------- -------------- --------------  --------------
Total from investment operations                            (0.09)            (0.17)          0.42           0.36            0.27
                                                   --------------    -------------- -------------- --------------  --------------
Less Distributions
Dividends from net investment income                         0.18              0.33           0.34           0.34            0.21
Distributions from realized gains on investments                -                 -              -              -               -
                                                   --------------    -------------- -------------- --------------  --------------
Total Distributions                                          0.18              0.33           0.34           0.34            0.21
                                                   --------------    -------------- -------------- --------------  --------------
Net asset value at end of period                          $  5.69           $  5.96        $  6.46         $ 6.38          $ 6.36
                                                   ==============    ============== ============== ==============  ==============
Total Return (%) *                                           (1.5) ++          (2.6)           6.8            5.9             4.5 ++



Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)              1.64 +            1.63           1.64           1.87            2.16 +

Ratio of expenses to average net assets before
   expense reductions (%) **                                 1.86 +            1.81           1.84           1.90            2.18 +

Ratio of net investment income to average net assets (%)     6.17 +            5.51           5.40           5.46            5.28 +


Ratio of net investment income to average net assets
   before voluntary expense reimbursements (%)               5.98 +            5.25           5.22           5.46            5.28 +

Portfolio turnover rate (%)                                    85 ++            207            147            130             176
Net assets at end of period (000 omitted)                 $18,295           $20,703        $16,601         $8,115          $4,714

(A)  Commenced operations April 1, 1996.
(B)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not Annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earnings credits as described in Notes (2) and (1) H.


See Notes to Financial Statements.

Sentinel Tax-Free Income Fund
Investment in Securities
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                    Principal Amount    Value
                                                       (M=$1,000)      (Note 1)
--------------------------------------------------------------------------------
Bonds 96.7%
 California 8.1%
 Foothill/Eastern CA Toll
   6.500%, 01/01/32                                      3,500M      $3,803,100
 Foothill/Eastern CA Toll
   5.750%, 01/15/40                                      2,000M       1,821,420
                                                                     ----------
                                                                      5,624,520
                                                                     ----------
 Connecticut 3.3%
 Bridgeport Ref. A
   6.125%, 03/01/05                                      2,250M       2,329,718
                                                                     ----------
 Delaware 0.8%
 Delaware Health Facility Auth.
   7.625%, 11/01/10                                        500M         527,600
                                                                     ----------
 Florida 1.6%
 Orange County Healthcare A
   (MBIA)
   6.250%, 10/01/13                                      1,060M       1,130,151
                                                                     ----------
 Georgia 2.1%
 State Housing &
   Finance Authority
   6.550%, 12/01/27                                      1,465M       1,485,481
                                                                     ----------
 Hawaii 1.5%
 Hawaii State Dept.
   of Budget and Finance
   7.650%, 07/01/19                                      1,000M       1,049,470
 Hawaii State Housing Finance
   7.800%, 07/01/29                                          5M           5,052
                                                                     ----------
                                                                      1,054,522
                                                                     ----------
 Idaho 0.3%
 Idaho Housing Agency
   Series D-1
   8.000%, 01/01/20                                        205M         218,255
                                                                     ----------
 Illinois 14.1%
 Berwyn Corp. (AMBAC)
   4.250%, 12/01/15                                      1,695M       1,391,272
 Illinois Chicago University
   Aux. (MBIA)
   5.500%, 12/01/23                                      1,000M         935,840
 Illinois Housing
   Development Authority
   7.000%, 07/01/10                                        990M       1,030,808
 Illinois Metro
   Peir-Mccormick (FGIC)
   5.375%, 12/15/18                                      2,250M       2,091,577
 IL MC Henry County
   School (FSA)
   5.850%, 01/01/16                                      1,000M       1,032,010
 Illinois State Sales
   Tax Revenue
   6.500%, 06/15/13                                      1,000M       1,076,670
 Illinois State Sales Tax
   6.000%, 06/15/12                                      2,180M       2,262,426
                                                                     ----------
                                                                      9,820,603
                                                                     ----------
Indiana 2.3%
Indianapolis IN Economic
  Dev. Revenue
  7.800%, 12/01/17                                          55M          56,303
St. Joseph Educational
  Revenue
  5.000%, 03/01/27                                       1,775M       1,532,446
                                                                     ----------
                                                                      1,588,749
                                                                     ----------
Kansas 0.1%
Kansas City Leavenworth
  Cnty. & City of Lenexa
  Series A - Mtg. Rev.
  8.400%, 05/01/15                                          75M          76,217
                                                                     ----------
Louisiana 2.7%
Government Development
  Authority Revenue (AMBAC)
  5.250%, 12/01/18                                       1,000M         919,700
New Orleans Ref. (FGIC)
  5.500%, 12/01/17                                       1,000M         974,800
                                                                     ----------
                                                                      1,894,500
                                                                     ----------
Massachusetts 5.7%
Massachusetts State
  G/O (FGIC)
  6.000%, 08/01/09                                       1,000M       1,048,700
Massachusetts State G/O
  6.875%, 07/01/10                                       1,000M       1,040,930
Mass. State Health &
  Educational Facs. New England
  Baptist Hospital Revenue
  7.300%, 07/01/11                                       1,000M       1,045,320
Mass. Water Revenue (MBIA)
  5.000%, 08/01/24                                       1,000M         850,910
                                                                     ----------
                                                                      3,985,860
                                                                     ----------
Michigan 0.3%
Michigan State
  Building Authority
  6.250%, 10/01/20                                         170M         171,550
                                                                     ----------
Missouri 1.5%
Central Missouri St.
  University (MBIA)
  7.000%, 07/01/14                                       1,000M       1,042,760
Missouri Housing
  Development Comm.
  9.375%, 04/01/16                                           5M           5,142
                                                                     ----------
                                                                      1,047,902
                                                                     ----------
Nebraska 1.5%
Omaha Public Power District
  6.150%, 02/01/12                                       1,000M       1,056,180
                                                                     ----------
New Mexico 3.6%
Sante Fe County NM
  Revenue (FSA)
  6.000%, 02/01/27                                       2,500M       2,509,700
                                                                     ----------


New York 18.6%
New York City NY
  (Prerefunded)
  7.100%, 02/01/09                                       1,105M       1,158,405
New York City NY
  7.100%, 02/01/09                                          95M          99,219
NYC Municipal Water
  Fin. Authority
  7.000%, 06/15/09                                         250M         258,210
NYC University
  Certificates of Participation
  5.750%, 08/15/05                                       2,000M       2,038,400
New York NY Series G
  5.750%, 02/01/20                                       1,600M       1,539,776
NY State Dorm. Authority
  6.375%, 07/01/08                                       1,275M       1,327,454
NY State Dorm.
  Mental Health Services
  6.000%, 08/15/16                                       2,800M       2,828,672
NY State Envir. Facs.
  Corp. (Prerefunded)
  7.250%, 06/15/10                                          40M          41,794
NY State Environmental
  Facs. Corp.
  7.250%, 06/15/10                                          10M          10,428
NY State Medical Care
  Facs. (Prerefunded)
  7.875%, 08/15/08                                         175M         179,554
NY State Medical
  Care Facs.
  7.875%, 08/15/08                                          75M          76,894
Triborough Bridge &
  Tunnel Authority
  6.000%, 01/01/12                                       3,250M       3,396,088
                                                                     ----------
                                                                     12,954,894
                                                                     ----------
Pennsylvania 6.6%
Lancaster Sewer
  Revenue (MBIA)
  4.500%, 04/01/18                                       1,650M       1,353,643
Montgomery Cnty.
  Higher Edl. & Health
  8.300%, 06/01/10                                         500M         510,000
Pennsylvania State G/O
  6.250%, 07/01/11                                       2,000M       2,135,040
Southeast Delco School
  District (MBIA)
  0.000%, 02/01/10                                       1,005M         583,553
                                                                     ----------
                                                                      4,582,236
                                                                     ----------
Tennessee 3.0%
Lawrenceburg TN
  Electrical Revenue (MBIA)
  6.625%, 07/01/18                                       1,910M       2,082,645
                                                                     ----------

                                                                     (continued)
58

Sentinel Tax-Free Income Fund
Investment in Securities (cont'd.)
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                  Principal Amount      Value
                                                      (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
Texas 1.5%
  North Central TX Health
    6.250%, 05/15/10                                   1,000M        $ 1,037,430
                                                                     -----------
Utah 0.0%
Utah State Housing
  Finance Authority
  7.250%, 07/01/22                                        10M             10,244
                                                                     -----------
Vermont 5.8%
Vermont Education &
  Health Norwich
  6.000%, 09/01/13                                     1,070M          1,058,348
Vermont Education &
  Health Norwich
  5.500%, 07/01/18                                     2,295M          2,043,055
Vermont Education &
  Health St. Michaels
  7.050%, 10/01/16                                       900M            956,349
                                                                     -----------
                                                                       4,057,752
                                                                     -----------
Virginia 3.4%
  VA Pocahontas Parkway
    5.500%, 08/15/28                                   3,000M          2,354,940
                                                                     -----------
  Washington 8.3%
  Snohomish County
    Washington School Dist
    7.100%, 12/01/07                                     500M            510,975
  Washington State G/O
    6.200%, 03/01/11                                   1,220M          1,286,417
  Washington State
    Public Power
    7.625%, 07/01/10                                     250M            258,938
  Washington State Public
    Power (MBIA)
    7.125%, 07/01/16                                   3,295M          3,754,685
                                                                     -----------
                                                                       5,811,015
                                                                     -----------
  Total Bonds
    (Cost $67,657,817)                                                67,412,664
                                                                     -----------
  Short-Term Investments 1.6%
  Provident Institutional Municipal
    Fund #50 3.94% (a)
    (Cost $1,150,000)                                  1,150M        $ 1,150,000
                                                                     -----------
  Total Investments
    (Cost $68,807,817)*                                               68,562,664

  Excess of Other Assets
    Over Liabilities 1.7%                                              1,202,565
                                                                     -----------
  Net Assets                                                         $69,765,229
                                                                     ===========

   * Also cost for federal income tax purposes.

     At May 31, 2000, net unrealized depreciation for federal income tax purposes aggregated $245,153 of which $1,771,231 related to appreciated securities and $2,016,384 related to depreciated securities.

(a)  Variable rate security that may be tendered back to issuer at par.

     The following abbreviations are used in portfolio descriptions:

     (AMBAC) - Guaranteed by AMBAC Indemnity Corp.
      (FGIC) - Guaranteed by Financial Guaranty Insurance Co.
       (FSA) - Guaranteed by Financial Security Assurance Inc.
      (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp. G/O - General Obligation Bond


See Notes to Financial Statements.

Sentinel Tax-Free Income Fund
Statement of Assets and Liabilities
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $68,807,817)                             $68,562,664
Receivable for fund shares sold                                           9,868
Receivable for  interest                                              1,499,880
Receivable from fund administrator                                       15,561
                                                                    -----------
   Total Assets                                                      70,087,973
                                                                    -----------
Liabilities
Payable for fund shares repurchased                                     234,357
Payable to custodian                                                     14,330
Accrued expenses                                                         10,094
Management fee payable                                                   31,814
Distribution fee payable                                                 26,460
Fund service fee payable                                                  5,689
                                                                    -----------
   Total Liabilities                                                    322,744
                                                                    -----------
Net Assets Applicable to Outstanding Shares                         $69,765,229
                                                                    ===========

Net Asset Value and Offering Price per Share
$69,765,229 / 5,630,753 shares outstanding                          $     12.39
Sales Charge ' 4.00% of offering price                                     0.52
                                                                    -----------
Maximum Offering Price                                              $     12.91
                                                                    ===========

Net Assets Represent
Capital stock at par value                                          $    56,308
Paid-in capital                                                      70,653,442
Accumulated undistributed net investment income                           4,753
Accumulated undistributed net realized loss
   on investments                                                      (704,121)
Unrealized depreciation of investments                                 (245,153)
                                                                    -----------
Net Assets                                                          $69,765,229
                                                                    ===========


Sentinel Tax-Free Income Fund
Statement of Operations
For the Six Months Ended May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------


Investment Income
Income:
Interest                                                            $2,317,554
                                                                    ----------
Expenses:
Management advisory fee                                                207,487
Transfer agent and custodian                                            53,161
Distribution expense                                                    78,007
Accounting services                                                     12,300
Auditing fees                                                            2,750
Legal fees                                                               1,500
Reports and notices to shareholders                                      1,100
Registration and filing fees                                            12,904
Directors' fees and expenses                                             3,002
Other                                                                    5,500
                                                                    ----------
   Total Expenses                                                      377,711
   Expense Reimbursement                                               (85,378)
   Expense Offset                                                       (2,211)
                                                                    ----------
   Net Expenses                                                        290,122
                                                                    ----------
Net Investment Income                                                2,027,432
                                                                    ----------

Realized and Unrealized Loss on Investments
Net realized loss on sales of investments                              (35,690)
Net change in unrealized appreciation (depreciation)
                                                                    (1,294,972)
                                                                    ----------
Net Realized and Unrealized Loss on Investments                     (1,330,662)
                                                                    ----------
Net Increase in Net Assets from Operations                          $  696,770
                                                                    ==========

See Notes to Financial Statements.
60

Sentinel Tax-Free Income Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                             Six Months
                                                                  Ended                Year
                                                                5/31/00               Ended
                                                            (Unaudited)             11/30/99
                                                           ------------          -----------
Increase (Decrease) in Net Assets from Operations
Net investment income                                      $  2,027,432          $  4,290,717
Net realized loss on sales of investments                       (35,690)             (668,431)
Net change in unrealized appreciation (depreciation)         (1,294,972)           (6,235,157)
                                                           ------------          ------------
Net increase (decrease) in net assets from operations           696,770            (2,612,871)
                                                           ------------          ------------
Distributions to Shareholders
From net investment income                                   (2,029,368)           (4,286,751)
From net realized gain on investments                              --              (1,104,934)
                                                           ------------          ------------
Total distributions to shareholders                          (2,029,368)           (5,391,685)
                                                           ------------          ------------
From Capital Share Transactions
Net proceeds from sales of shares                             3,068,906            38,537,008
Net asset value of shares in reinvestment
   of dividends and distributions                             1,371,719             3,857,794
                                                           ------------          ------------
                                                              4,440,625            42,394,802
Less: Payments for shares reacquired                        (19,317,520)          (37,098,950)
                                                           ------------          ------------
Increase (decrease) in net assets from capital
   share transactions                                       (14,876,895)            5,295,852
                                                           ------------          ------------
Total Decrease in Net Assets for period                     (16,209,493)           (2,708,704)
Net Assets: Beginning of period                              85,974,722            88,683,426
                                                           ------------          ------------
Net Assets: End of period                                  $ 69,765,229          $ 85,974,722
                                                           ============          ============
Undistributed Net Investment Income
   at End of Period                                              $4,753                $6,690
                                                           ============          ============

See Notes to Financial Statements.

Sentinel Tax-Free Income Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------


                                                          Six Months
                                                    Ended 5/31/00 (A)   Year Ended   Year Ended   Year Ended  Year Ended  Year Ended
Class A Shares                                            (Unaudited)     11/30/99     11/30/98     11/30/97    11/30/96    11/30/95
                                                    -----------------   ----------   ----------   ----------  ----------  ----------
Net asset value at beginning of period                       $ 12.60        $13.78       $13.64       $13.53      $13.62      $12.35
                                                             -------        ------       ------       ------      ------      ------

Income (Loss) from Investment Operations
Net investment income                                           0.33          0.64         0.65         0.65        0.65        0.67
Net realized and unrealized gain (loss) on investments         (0.21)        (1.01)        0.33         0.24       (0.09)       1.27
                                                             -------        ------       ------       ------      ------      ------
Total from investment operations                                0.12         (0.37)        0.98         0.89        0.56        1.94
                                                             -------        ------       ------       ------      ------      ------
Less Distributions
Dividends from net investment income                            0.33          0.64         0.65         0.65        0.65        0.67
Distributions from realized gains on investments                  --          0.17         0.19         0.13          --          --
                                                             -------        ------       ------       ------      ------      ------
Total Distributions                                             0.33          0.81         0.84         0.78        0.65        0.67
                                                             -------        ------       ------       ------      ------      ------
Net asset value at end of period                             $ 12.39        $12.60       $13.78       $13.64      $13.53      $13.62
                                                             =======        ======       ======       ======      ======      ======

Total Return (%) *                                               0.9 ++       (2.8)         7.4          6.9          4.3       16.0

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                 0.74          0.73         0.74         0.91         0.94       0.90

Ratio of expenses to average net assets before
   expense reductions (%) **                                    0.97          0.91         0.92         0.95         0.97       0.99

Ratio of net investment income to average net assets (%)        5.20 +        4.84         4.77         4.84         4.86       5.06

Ratio of net investment income to average net assets before
   voluntary expense reimbursement (%)                          4.98          4.66         4.59         4.84         4.86       5.00

Portfolio turnover rate (%)                                        2 ++         34           37           47          112        112

Net assets at end of period (000 omitted)                    $69,765       $85,975      $88,683      $87,935      $99,967   $110,506


(A)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.
62

Sentinel New York Tax-Free Income Fund
Investment in Securities
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                     Principal Amount   Value
                                                         (M=$1,000)    (Note 1)
--------------------------------------------------------------------------------
Bonds 93.7%
New York 83.4%
City University NY
  Certificate of Participation
  5.75%, 08/15/05                                          300M         $305,760
Clifton Park NY Water
  Authority Revenue
  5.00%, 10/01/29 (FGIC)                                   650M          545,967
Dutchess County NY G/O
  5.00%, 06/15/17                                          325M          289,712
Long Island NY Electric
  Power Revenue
  5.25%, 12/01/26                                          200M          173,362
Metro Transportation Authority
  5.75%, 07/01/13                                          250M          248,628
  5.00%, 04/01/23                                          250M          213,992
Monroe County G/O
  6.00%, 03/01/14                                          250M          260,690
Monroe County Industrial
  Dev. Agency
  5.375%, 04/01/29                                         510M          421,505
Monroe Woodbury
  Central School Dist
  5.625%, 05/15/22 (MBIA)                                  250M          238,635
New York City Municipal
  Water Fin. Auth
    6.00%, 06/15/17                                        100M          100,636
    5.75%, 06/15/20  (MBIA)                                220M          214,885
    5.875%, 06/15/25 (MBIA)                                500M          489,410
    5.125%, 06/15/30 (FGIC)                                300M          255,375
  New York NY G/O Series G
  5.75%, 02/01/20                                          400M          384,944
New York NY
  Transitional  Fin. Auth
  4.75%, 11/01/18                                          200M          169,814
  5.00%, 05/01/29                                          500M          421,500
New York State Dorm
  Authority Revenue
  City University System
    5.625%, 07/01/16                                       250M          242,913
    5.375%, 07/01/25
    (AMBAC)                                                200M          181,966
  Cornell Univ. - Ser A
    7.375%, 07/01/30                                        50M           51,093
  Department of Health
    5.50%, 07/01/20                                        125M          115,835
  Fordham University (FGIC)
    5.75%, 07/01/15                                        215M          215,206
  Nursing Home-Hebrew Home
    5.625%, 02/01/17                                       205M          197,374
  NY Medical College
    4.75%, 07/01/27  (MBIA)                                250M          199,055
  Memorial Sloan Kettering
    Cancer Center
    5.50%, 07/01/23 (MBIA)                                 500M          471,935
  Mental Health Services
    5.70%, 08/15/09                                        250M          252,880
    5.50%, 08/15/17                                        600M          567,420
    4.50%, 08/15/28 (AMBAC)                                500M          385,195
  State Univ. Educ. Fac. - Ser A
    7.20%, 05/15/06                                        200M         $212,066
    6.375%, 05/15/14                                       250M          263,688
  State Univ. Educ. Fac. - Ser B
    4.75%, 05/15/28                                        250M          199,817
  St. Johns Univ
    5.25%, 07/01/18 (MBIA)                                 205M          186,722
  Wyckoff Heights Medical Ctr
    5.3%, 08/15/21                                         250M          220,433
New York State
  Environmental Facilities
  5.75%, 01/15/13                                          250M          253,362
  5.75%, 03/15/13                                          300M          298,362
New York State Environmental
  Water Revenue
  7.25%, 06/15/10                                            5M            5,214
  7.25%, 06/15/10 (Prerefunded)                             55M           57,467
New York State Housing
  Finance Agency
  5.625%, 05/01/02                                         250M          252,477
New York State Local
  Govt. Assistance Corp.
  7.00%, 04/01/08                                          100M          105,530
  5.375%, 04/01/16 (AMBAC)                                 300M          286,887
New York State Medical
  Care Facilities
    7.875%, 08/15/20                                        10M           10,246
  7.875%, 08/15/20
  (Prerefunded)                                             10M           10,260
    7.30%, 02/15/21                                         10M           10,400
    7.30%, 02/15/21
    (Prerefunded)                                           15M           15,718
  Hospitals & Nursing Homes
    6.45%, 02/15/09                                         95M           98,442
    6.45%, 02/15/09
    (Prerefunded)                                          120M          126,456
  New York State Thruway
    Auth. Service Contract
    6.25%, 04/01/14                                        200M          212,666
  New York State Urban
    Development Corp.
    6.00%, 01/01/15 (AMBAC)                                485M          494,161
    5.70%, 04/01/20                                        250M          240,787
    4.75%, 01/01/28 (AMBAC)                                250M          201,405
  North Hempstead NY G/O
    6.00%, 07/15/15 (FGIC)                                 500M          512,530
  Saint Lawrence University
    5.625%, 07/01/13 (MBIA)                                250M          250,638
  Suffolk County NY
    Judicial Svc. Agreement
    5.75%, 10/15/13 (AMBAC)                                500M          507,040
  Suffolk County NY
    Water Authority
    5.625%, 06/01/16 (AMBAC)                               170M          167,273
  Triborough Bridge &
    Tunnel Authority
  6.00%, 01/01/12                                          250M          261,238
  6.875%, 01/01/15                                          65M           66,813
  5.125%, 01/01/22                                         250M          219,735
United Nations
  Development Corp.
  6.00%, 07/01/12                                          250M         $261,395
                                                                    ------------
                                                                      13,624,915
                                                                    ------------
Puerto Rico 10.3%
Puerto Rico Commonwealth
  5.375%, 07/01/21  (MBIA)                                 255M          239,544
  5.40%, 07/01/25                                          300M          274,626
Puerto Rico Commonwealth
  Aqueduct & Sewer
  6.00%, 07/01/09                                          250M          261,183
Puerto Rico Electric
  Power Authority
  4.50%, 07/01/18  (MBIA)                                  300M          251,271
Puerto Rico Indl. Tourist Edl
  Med. & Envir. Ctl. Facs
  5.00%, 10/01/22 (MBIA)                                   300M          262,509
Puerto Rico Public
  Building Authority
  5.75%, 07/01/15                                          400M          399,180
                                                                    ------------
                                                                       1,688,313
                                                                    ------------
Total Bonds
  (Cost $15,949,986)                                                  15,313,228
                                                                    ------------
Short-Term Investments 0.5%
  Provident New York
    Money Fund #53 3.48% (a)
    (Cost $80,000)                                          80M           80,000
                                                                    ------------
  Total Investments
    (Cost $16,029,986)*                                               15,393,228

  Excess of Other Assets
    Over Liabilities 5.8%                                                954,477
                                                                    ------------
  Net Assets                                                         $16,347,705
                                                                    ============

* Also cost for federal income tax purposes. At May 31, 2000, net unrealized depreciation for federal income tax purposes aggregated $636,758 of which $177,129 related to appreciated securities and $813,887 related to depreciated securities.
(a)  Variable rate security that may be tendered back to issuer at par.

     The following abbreviations are used in portfolio descriptions:

     (AMBAC) - Guaranteed by AMBAC Indemnity Corp.
      (FGIC) - Guaranteed by Financial Guaranty Insurance Co.
      (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp. G/O - General Obligation Bond

See Notes to Financial Statements.

Sentinel New York Tax-Free Income Fund
Statement of Assets and Liabilities
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $16,029,986)                             $15,393,228
Cash and cash equivalents                                               671,326
Receivable for fund shares sold                                             113
Receivable for  interest                                                289,398
Receivable from fund administrator                                       12,775
                                                                    ------------
   Total Assets                                                      16,366,840
                                                                    ------------

Liabilities
Accrued expenses                                                          5,437
Management fee payable                                                    7,131
Distribution fee payable                                                  5,709
Fund service fee payable                                                    858
                                                                    ------------
   Total Liabilities                                                     19,135
                                                                    ------------
Net Assets Applicable to Outstanding Shares                         $16,347,705
                                                                    ============

Net Asset Value and Offering Price Per Share
$16,347,705 / 1,484,836 shares outstanding                               $11.01
Sales Charge -- 4.00% of Offering Price                                    0.46
                                                                    ------------
Maximum Offering Price Per Share                                         $11.47
                                                                    ============

Net Assets Represent
Capital stock at par value                                              $14,848
Paid-in capital                                                      17,299,804
Accumulated undistributed net investment income                             227
Accumulated undistributed net realized loss
   on investments                                                      (330,416)
Unrealized depreciation of investments                                 (636,758)
                                                                    ------------
Net Assets                                                          $16,347,705
                                                                    ============

Sentinel New York Tax-Free Income Fund
Statement of Operations
For the Six Months Ended May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Interest                                                               $455,608
                                                                    ------------
Expenses:
Management advisory fee                                                  42,807
Transfer agent and custodian                                              6,397
Distribution expense                                                     16,093
Accounting services                                                       2,495
Auditing fees                                                             1,250
Legal fees                                                                  500
Reports and notices to shareholders                                         500
Registration and filing fees                                              2,178
Directors' fees and expenses                                                616
Other                                                                     5,751
                                                                    ------------
   Total Expenses                                                        78,587
   Expense Reimbursement                                                (76,500)
   Expense Offset                                                        (2,087)
                                                                    ------------
   Net Expenses                                                            --
                                                                    ------------
Net Investment Income                                                   455,608
                                                                    ------------

Realized and Unrealized Loss on Investments
Net realized loss on sales of investments                               (20,186)
Net change in unrealized appreciation (depreciation)                   (240,219)
                                                                    ------------
Net Realized and Unrealized Loss on Investments                        (260,405)
                                                                    ------------
Net Increase in Net Assets from Operations                             $195,203
                                                                    ============


See Notes to Financial Statements.
64

Sentinel New York Tax-Free Income Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                            Six Months           Year
                                                                 Ended          Ended
                                                               5/31/00       11/30/99
                                                           (Unaudited)
                                                         -------------    -----------
Increase (Decrease) in Net Assets from Operations
Net investment income                                    $    455,608      $  825,053
Net realized loss on sales of investments                     (20,186)       (310,229)
Net change in unrealized appreciation (depreciation)         (240,219)     (1,124,860)
                                                         ------------     -----------
Net increase (decrease) in net assets from operations         195,203        (610,036)
                                                         ------------     -----------
Distributions to Shareholders
From net investment income                                   (456,148)       (824,836)
From realized gain on investments                                --            (1,773)
                                                         ------------     -----------
Total distributions to shareholders                          (456,148)       (826,609)
                                                         ------------     -----------

From Capital Share Transactions
Net proceeds from sales of shares                           1,685,880       8,896,645
Net asset value of shares in reinvestment
   of dividends and distributions                             343,600         630,118
                                                         ------------     -----------
                                                            2,029,480       9,526,763
Less: Payments for shares reacquired                       (1,595,844)     (3,892,736)
                                                         ------------     -----------
Increase in net assets from capital share transactions        433,636       5,634,027
                                                         ------------     -----------
Total Increase in Net Assets for period                       172,691       4,197,382
Net Assets: Beginning of period                            16,175,014      11,977,632
                                                         ------------     -----------
Net Assets: End of period                                 $16,347,705     $16,175,014
                                                         ============     ===========
Undistributed Net Investment Income
   at End of Period                                       $       227     $       767
                                                         ============     ===========

See Notes to Financial Statements.

Sentinel New York Tax-Free Income Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------


                                              Six Months
                                                   Ended                                                              Eight Months
                                              5/31/00 (B)    Year Ended     Year Ended     Year Ended    Year Ended          Ended
Class A Shares                                (Unaudited)      11/30/99       11/30/98       11/30/97      11/30/96    11/30/95 (A)
                                              -----------    ----------     ----------     ----------    ----------   -------------
Net asset value at beginning of period         $   11.20      $   12.19      $   11.88      $   11.72     $   11.72     $   11.19
                                               ---------      ---------      ---------      ---------     ---------     ---------
Income (Loss) from Investment Operations
Net investment income                               0.32           0.60           0.62           0.60          0.53          0.36
Net realized and unrealized gain (loss)
  on investments                                   (0.19)         (0.99)          0.34           0.25            --          0.53
                                               ---------      ---------      ---------      ---------     ---------     ---------
Total from investment operations                    0.13          (0.39)          0.96           0.85          0.53          0.89
                                               ---------      ---------      ---------      ---------     ---------     ---------

Less Distributions
Dividends from net investment income                0.32           0.60           0.62           0.60          0.53          0.36
Distributions from realized gains on
  investments                                         --             --           0.03           0.09            --            --
                                               ---------      ---------      ---------      ---------     ---------     ---------
Total Distributions                                 0.32           0.60           0.65           0.69          0.53          0.36
                                               ---------      ---------      ---------      ---------     ---------     ---------
Net asset value at end of period               $   11.01      $   11.20      $   12.19      $   11.88     $   11.72     $   11.72
                                               =========      =========      =========      =========     =========     =========

Total Return (%) *                                   1.1 ++        (3.3)           8.3            7.7           4.8           8.1 ++

Ratios/Supplemental Data
Ratio of net expenses to average net
  assets (%)                                          --             --             --           0.30          1.04          1.22 +
Ratio of expenses to average net assets
  before expense reductions (%) **                  0.98 +         0.96           1.01           1.09          1.10          1.29 +
Ratio of net investment income to average
  net assets (%)                                    5.66 +         5.13           5.17           5.31          4.65          4.60 +
Ratio of net investment income to average
  net assets before voluntary expense
  reimbursements (%)                                4.71 +         4.20           4.19           4.57          4.65          4.60 +
Portfolio turnover rate (%)                            1 ++          31              6             21            48            32
Net assets at end of period (000 omitted)      $  16,348      $  16,175      $  11,978      $   7,704     $   5,749     $   5,332

(A)  Commenced operations March 27, 1995.
(B)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Note (2) and (1) H

See Notes to Financial Statements.
66

Sentinel Government Securities Fund
Investment in Securities
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                                   Principal Amount    Value
                                                      (M=$1,000)      (Note 1)
--------------------------------------------------------------------------------
U.S. Government Obligations 118.1%
U.S. Treasury Obligations 38.3%
10-Year:
 Note 6.5%, '10                                         10,000M     $10,149,600
30-Year:                                                           ------------
 Bond 6.125%, '30                                       12,000M      12,380,400
                                                                   ------------
Total U.S. Treasury Obligations                                      22,530,000
U.S. Government Agency Obligations 79.8%                           ------------
Federal Home Loan Mortgage Corporation 10.2%
Agency Debenture
 5%, '04                                                 4,000M       3,699,560
Mortgage-Backed Securities:                                        ------------
15-Year:
 9.5%, '05                                                 288M         300,607
 9%, '06                                                    50M          51,341
                                                                   ------------
                                                                        351,948
                                                                   ------------
30-Year:
 8.25%, '05                                                 28M          28,152
 11%, '09                                                    9M           9,426
 11%, '15                                                   23M          25,479
 11%, '15                                                   16M          17,255
 11%, '15                                                   21M          23,012
 11%, '17                                                    5M           5,842
 11%, '17                                                   59M          64,489
 7.5%, '24                                               1,791M       1,767,897
                                                                   ------------
                                                                      1,941,552
                                                                   ------------
Total Federal Home Loan
 Mortgage Corporation                                                 5,993,060
                                                                   ------------
Federal National Mortgage Association 64.7%
Agency Discount Note:
 6.34%, 06/21/00                                        11,000M      10,961,255
                                                                   ------------
Mortgage-Backed Securities:
15-Year:
 8.25%, '02                                                 34M          34,256
 9.75%, '04                                                103M         108,268
 8.5%, '10                                               2,691M       2,727,844
                                                                   ------------
                                                                      2,870,368
                                                                   ------------
30-Year:
 9.25%, '09                                                179M     $   186,206
 8%, '16                                                   281M         281,875
 10.5%, '17                                                921M         998,306
 10%, '18                                                  468M         499,847
 10%, '18                                                  457M         487,480
 10%, '19                                                  361M         381,691
 10.5%, '19                                                853M         923,898
 10%, '24                                                  856M         915,294
 9%, '25                                                   886M         909,685
 9%, '25                                                 1,445M       1,484,512
 9.5%, '25                                                 756M         788,579
 8%, '27                                                   776M         769,783
 8%, '27                                                 1,371M       1,360,983
 8%, '28                                                   826M         819,451
 6%, '29                                                 2,150M       1,933,628
 6%, '29                                                   874M         785,315
 6%, '29                                                 2,932M       2,635,505
 6%, '29                                                 2,235M       2,008,640
 6%, '29                                                 1,670M       1,501,184
 6.5%, '29                                               1,657M       1,535,027
 7%, '29                                                 1,682M       1,599,362
 7%, '29                                                 1,477M       1,403,135
                                                                   ------------
                                                                     24,209,386
                                                                   ------------
Total Federal National
 Mortgage Association                                                38,041,009
Government National Mortgage Association 4.9%                      ------------
Mortgage-Backed Securities:
10-Year:
 7%, '03                                                   402M         395,095
 7%, '03                                                   566M         556,644
                                                                   ------------
                                                                        951,739
                                                                   ------------
15-Year:
 10%, '01                                                    2M           2,289
30-Year:                                                           ------------
 7.95%, '21                                              1,870M       1,889,778
                                                                   ------------
Total Government National
 Mortgage Association                                                 2,843,806
                                                                   ------------
Total U.S. Government
 Agency Obligations                                                  46,877,875
                                                                   ------------
Total U.S. Government Obligations
 (Cost $69,712,202)                                                  69,407,875
                                                                   ------------
Corporate Short-Term Notes 18.1%
American Express
 6.48%, 06/16/00                                         2,900M     $ 2,892,170
John Deere Capital Corp.
 6.48%, 06/30/00                                         2,900M       2,884,862
Salomon Smith Barney Holdings
 6.48%, 06/20/00                                         2,000M       1,993,160
Texaco, Inc.
 6.5%, 07/05/00                                          2,900M       2,882,198
                                                                   ------------
 (Cost $10,652,390)                                                  10,652,390
                                                                   ------------
Total Investments
 (Cost $80,364,592)*                                                 80,060,265

Excess of Liabilities
 Over Other Assets (36.2%)                                          (21,288,182)
                                                                   ------------
Net Assets                                                          $58,772,083
                                                                   ============

--------------------------------------------------------------------------------
* Also cost for federal income tax purposes.
  At May 31, 2000 unrealized depreciation for federal income tax purposes aggregated $304,327 of which $377,648 related to appreciated securities and $681,975 related to depreciated securities.





                                              See Notes to Financial Statements.

Sentinel Government Securities Fund
Statement of Assets and Liabilities
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $80,364,592)                             $80,060,265
Cash and cash equivalents                                               540,331
Receivable for securities sold                                       10,311,147
Receivable for fund shares sold                                          15,012
Receivable for interest                                                 416,485
Receivable fund administrator                                            12,913
                                                                   -------------
   Total Assets                                                      91,356,153
                                                                   -------------

Liabilities
Payable for securities purchased                                     32,468,776
Payable for fund shares repurchased                                      40,062
Accrued expenses                                                         17,235
Management fee payable                                                   26,515
Distribution fee payable                                                 24,766
Fund service fee payable                                                  6,716
                                                                   -------------
   Total Liabilities                                                 32,584,070
                                                                   -------------
Net Assets Applicable to Outstanding Shares                         $58,772,083
                                                                   =============

Net Asset Value and Offering Price Per Share
$58,772,083/6,222,202  shares outstanding                           $      9.45
Sales Charge ' 4.00% of Offering Price                                     0.39
                                                                   -------------
Maximum Offering Price Per Share                                    $      9.84
                                                                   =============

Net Assets Represent
Capital stock at par value                                          $    62,222
Paid-in capital                                                      67,842,619
Accumulated distributions in excess of
   net investment income                                                 (9,493)
Accumulated undistributed net realized loss
   on investments                                                    (8,818,938)
Unrealized depreciation of investments                                 (304,327)
                                                                   -------------
Net Assets                                                          $58,772,083
                                                                   =============


Sentinel Government Securities Fund
Statement of Operations
For the Six Months Ended May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Interest                                                            $ 2,380,427
                                                                   -------------
Expenses:
Management advisory fee                                                 162,127
Transfer agent and custodian                                             62,660
Distribution expense                                                     60,948
Accounting services                                                       9,450
Auditing fees                                                             2,200
Legal fees                                                                1,600
Reports and notices to shareholders                                       1,500
Registration and filing fees                                             12,667
Directors' fees and expenses                                              2,324
Other                                                                     1,500
                                                                   -------------
   Total Expenses                                                       316,976
   Expense Reimbursement                                                (55,999)
   Expense Offset                                                        (6,860)
                                                                   -------------
   Net Expenses                                                         254,117
                                                                   -------------
Net Investment Income                                                 2,126,310
                                                                   -------------

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on sales of investments                            (1,119,188)
Net change in unrealized appreciation (depreciation)                    328,565
                                                                   -------------
Net Realized and Unrealized Loss on Investments                        (790,623)
                                                                   -------------
Net Increase in Net Assets from Operations                          $ 1,335,687
                                                                   =============





See Notes to Financial Statements.
68

Sentinel Government Securities Fund
Statement of Changes in Net Assets

--------------------------------------------------------------------------------

                                                             Six Months            Year
                                                                  Ended           Ended
                                                                5/31/00        11/30/99
                                                             (Unaudited)
                                                           ------------    ------------
Increase (Decrease) in Net Assets from Operations
Net investment income                                       $ 2,126,310     $ 4,590,036
Net realized loss on sales of investments                    (1,119,188)     (4,769,780)
Net change in unrealized appreciation (depreciation)            328,565      (1,694,567)
                                                           ------------    ------------
Net increase (decrease) in net assets from operations         1,335,687      (1,874,311)
                                                           ------------    ------------

Distributions to Shareholders
From net investment income                                   (2,116,356)     (4,572,531)
From net realized gain on investments                                --             --
                                                           ------------    ------------
Total distributions to shareholders                          (2,116,356)     (4,572,531)
                                                           ------------    ------------

From Capital Share Transactions
Net proceeds from sales of shares                             2,797,600      14,232,925
Net asset value of shares in reinvestment
   of dividends and distributions                             1,639,544       3,543,956
                                                           ------------    ------------
                                                              4,437,144      17,776,881
Less: Payments for shares reacquired                        (10,020,674)    (22,692,243)
                                                           ------------    ------------
Decrease in net assets from capital share transactions       (5,583,530)     (4,915,362)
                                                           ------------    ------------
Total Decrease in Net Assets for period                      (6,364,199)    (11,362,204)
Net Assets: Beginning of period                              65,136,282      76,498,486
                                                           ------------    ------------
Net Assets: End of period                                   $58,772,083     $65,136,282
                                                           ============    ============
Distributions in Excess of Net Investment Income
   at End of Period                                         $    (9,493)    $   (11,828)
                                                           ============    ============




See Notes to Financial Statements.

Sentinel Government Securities Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.

-----------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months
                                                Ended 5/31/00 (A)   Year Ended   Year Ended   Year Ended   Year Ended    Year Ended
Class A Shares                                        (Unaudited)     11/30/99     11/30/98     11/30/97     11/30/96      11/30/95
                                                     -----------   -----------  -----------  -----------  -----------   -----------
Net asset value at beginning of period                   $  9.56       $ 10.46      $ 10.09      $ 10.00      $ 10.30      $   9.31
                                                     -----------   -----------  -----------  -----------  -----------   -----------

Income (Loss) from Investment Operations
Net investment income                                       0.33          0.64         0.61         0.59         0.61          0.63
Net realized and unrealized gain (loss) on investments     (0.11)        (0.90)        0.37         0.09        (0.30)         0.99
                                                     -----------   -----------  -----------  -----------  -----------   -----------
Total from investment operations                            0.22         (0.26)        0.98         0.68         0.31          1.62
                                                     -----------   -----------  -----------  -----------  -----------   -----------

Less Distributions
Dividends from net investment income                        0.33          0.64         0.61         0.59         0.61          0.63
Distributions from realized gains on investments               -             -            -            -            -             -
                                                     -----------   -----------  -----------  -----------  -----------   -----------
Total Distributions                                         0.33          0.64         0.61         0.59         0.61          0.63
                                                     -----------   -----------  -----------  -----------  -----------   -----------
Net asset value at end of period                         $  9.45       $  9.56      $ 10.46      $ 10.09      $ 10.00      $  10.30
                                                     ===========   ===========  ===========  ===========  ===========   ===========
Total Return (%) *                                           2.3 ++       (2.5)        10.0          7.2          3.2          17.9


Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)             0.83 +        0.84         0.91         0.98         1.00          1.03
Ratio of expenses to average net assets before
   expense reductions (%) **                                1.04 +        0.98         0.99         0.99         1.01          1.04
Ratio of net investment income to average net assets (%)    6.98 +        6.46         6.02         6.15         6.18          6.50
Ratio of net investment income to average net assets before
   voluntary expense reimbursements (%)                     6.79 +        6.34         5.94         6.15         6.18          6.50
Portfolio turnover rate (%)                                  119 ++        330          355          249          614           367
Net assets at end of period (000 omitted)                $58,772       $65,136      $76,498      $75,810      $92,299      $108,100



(A) Per share data calculated utilizing average daily shares outstanding.
 +  Annualized
++  Not annualized
 * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Notes (2) and (1)H.



See Notes to Financial Statements.
70

Sentinel Short Maturity Government Fund
Investment in Securities
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                                   Principal Amount     Value
                                                      (M=$1,000)       (Note 1)
--------------------------------------------------------------------------------
U.S. Government Obligations 98.9%
U.S. Treasury Obligations 6.1%
2-Year:
 Note 6.375%, '02                                        3,500M      $3,477,775
U.S. Government Agency Obligations 92.8%                           -------------
Federal Home Loan Mortgage Corporation 33.3%
Agency Debenture
 5%, '04                                                 2,000M       1,849,780
                                                                   -------------
Collateralized Mortgage Obligations:
 FHLMC T-2A, 7%, '21                                       230M         220,021
 FHLMC 1057(D), 8%, '21                                      4M           4,034
                                                                   -------------
                                                                        224,055
                                                                   -------------
Mortgage-Backed Securities:
15-Year:
 8.5%, '01                                                  93M          92,580
 9%, '01                                                    53M          54,224
 9%, '01                                                    45M          46,616
 9.5%, '01                                                   0M             481
 7.5%, '02                                                 132M         133,198
 8%, '02                                                   166M         167,020
 9%, '02                                                   156M         160,381
 9.5%, '03                                                   2M           2,414
 9.5%, '03                                                  93M          97,907
 6.5%, '04                                                 396M         392,309
 9.5%, '04                                                  87M          90,987
 8.5%, '05                                                 213M         215,653
 9%, '05                                                   222M         231,236
 9.5%, '05                                                 372M         391,632
 10%, '05                                                   43M          44,964
 9%, '06                                                   276M         287,613
 8.5%, '07                                                  22M          22,239
 9%, '07                                                 1,752M       1,822,581
 9%, '07                                                   181M         188,861
 8%, '08                                                   157M         157,478
 5.5%, '09                                                 476M         459,459
 7.5%, '09                                                 189M         189,026
 7.5%, '11                                               1,236M       1,231,034
 8%, '11                                                   218M         219,485
 8%, '11                                                   699M         704,205
 8%, '11                                                   749M         754,120
                                                                   -------------
                                                                      8,157,703
                                                                   -------------
30-Year:
 8.5%, '03                                                 218M         224,093
 7%, '06                                                   295M         292,752
 6.5%, '07                                                 287M         284,660
 7%, '07                                                   153M         151,523
 8%, '07                                                   548M         556,071
 8.25%, '07                                                230M         236,879
 7.5%, '08                                                 531M         528,159
 7.5%, '08                                                 355M         354,431
 8%, '08                                                   149M         149,350
 8%, '08                                                   684M         693,865
 8.75%, '08                                                191M         198,313
 9.25%, '08                                                119M         122,802
 9.25%, '08                                                 59M          59,905
 9.25%, '08                                                 22M          22,113
 7.5%, '09                                                 340M         338,941
 7.75%, '09                                                252M         252,742
 8%, '09                                                    96M          97,825
 8%, '09                                                   112M         113,819
 8.25%, '09                                                418M         426,950
 8.5%, '09                                                 721M         744,350
 10.25%, '09                                                11M          11,926
 9.25%, '11                                                827M         850,223
 9.25%, '16                                                 70M          71,663
 8.75%, '17                                              1,437M       1,490,505
 9.25%, '17                                                 35M          35,593
 8%, '23                                                   371M         372,484
                                                                   -------------
                                                                      8,681,937
                                                                   -------------
Total Federal Home Loan
 Mortgage Corporation                                                18,913,475
                                                                   -------------
Federal National Mortgage Association 54.2%
Collateralized Mortgage Obligations:
 FNMA 1989-96 G,
 8.75%, '19                                                234M         235,639
Mortgage-Backed Securities:                                        -------------
7-Year Balloon:
 7%, '04                                                   354M         346,733
                                                                   -------------
10- Year
 6.5%, '08                                               1,850M       1,800,243
                                                                   -------------
15-Year:
 9%, '02                                                     3M           2,613
 9%, '02                                                   170M         176,622
 6%, '03                                                   643M         630,484
 7%, '03                                                   112M         112,744
 9.5%, '03                                                 865M         905,707
 6%, '04                                                   325M         320,571
 7%, '07                                                   300M         296,771
 7%, '07                                                   442M         436,408
 7%, '07                                                   187M         185,189
 7%, '07                                                   143M         140,694
 7%, '07                                                   150M         147,973
 7%, '07                                                   233M         229,938
 7.5%, '08                                               1,159M       1,155,945
 7.25%, '09                                                569M         564,731
 8%, '09                                                 2,221M       2,234,957
 10%, '09                                                1,479M       1,558,936
 8.5%, '10                                               1,220M       1,236,630
 9.0%, '10                                                 580M         602,514
 7%, '12                                                 1,315M       1,299,054
 8.5%, '12                                               1,316M       1,339,413
                                                                   -------------
                                                                     13,577,894
                                                                   -------------
20-Year:
 10.5%, '18                                                715M         774,190
                                                                   -------------
30-Year:
 10.5%, '03                                                  4M           4,336
 8%, '04                                                    96M          96,661
 8%, '04                                                    51M          51,689
 9%, '04                                                   206M         214,192
 7%, '05                                                   238M         239,385
 8%, '05                                                   650M         656,934
 9%, '05                                                   347M         360,999
 7.75%, '06                                                247M         248,403
 8%, '06                                                   460M         464,401
 8%, '06                                                   287M         289,726
 7%, '07                                                   335M         331,832
 7.5%, '07                                                 220M         219,786
 7.5%, '07                                                  97M          97,835
 7.5%, '07                                                 701M         701,828
 7.5%, '08                                                 328M         328,177
 8%, '08                                                   337M         340,313
 8.25%, '09                                                132M         133,271
 8.25%, '09                                                411M         415,653
 8.75%, '09                                                 67M          69,160
 9%, '09                                                   183M         188,776
 8.5%, '11                                                 809M         823,163
 8.5%, '11                                                 111M         112,724
 8%, '12                                                   576M         581,666
 8.75%, '13                                                 31M          32,122
 6.5%, '14                                                 635M         616,186
 7.5%, '14                                                 521M         521,334
 11.5%, '15                                                265M         293,450
 12.5%, '15                                                238M         269,465
 10.5%, '16                                                643M         696,489
 8.25%, '17                                                270M         276,375
 9%, '17                                                   215M         221,698
 8%, '18                                                 1,150M       1,161,729
 10.5%, '18                                                153M         165,586
 11%, '19                                                  290M         318,044
 8.25%, '22                                                 84M          85,368
 10%, '23                                                  456M         487,430
 9%, '25                                                   218M         224,852
 10%, '25                                                  493M         526,466
 7%, '28                                                 1,242M       1,181,751
                                                                   -------------
                                                                     14,049,255
                                                                   -------------
Total Federal National
 Mortgage Association                                                30,783,954
Government National Mortgage Association 5.3%                      -------------
Collateralized Mortgage Obligations:
 CMO Trust 27(A), 7.25%, '17                               112M         111,528
                                                                   -------------
Mortgage-Backed Securities:
15-Year:
 11%, '00                                                    0M             452
 11.25%, '00                                                 1M             730
 9%, '01                                                     4M           4,617
 9.75%, '01                                                  1M           1,168
 9.75%, '01                                                  0M             179
 8%, '02                                                     9M           9,180
 8%, '02                                                     5M           5,213
 8%, '02                                                    21M          20,749
 8%, '02                                                    34M          34,189
 9.5%, '04                                                   2M           1,793
 9.75%. '04                                                301M         317,018
 9.75%, '05                                                415M         437,476
 9%, '06                                                   197M         205,773
 7%, '07                                                   351M         345,706
 9%, '07                                                    13M          13,308
 7.5%, '08                                                 236M         235,407
 8%, '08                                                   233M         234,974
 9%, '11                                                   266M         277,377
                                                                   -------------
                                                                      2,145,309
                                                                   -------------
20-Year:
 9.25%, '07                                                 22M          22,859
 9.75%, '10                                                 39M          41,217
                                                                   -------------
                                                                         64,076
                                                                   -------------


                                                                     (continued)

Sentinel Short Maturity Government Fund
Investment in Securities (cont'd.)
at May 31, 2000 (unaudited)
--------------------------------------------------------------------------------
                                                Principal Amount      Value
                                                   (M=$1,000)        (Note 1)
--------------------------------------------------------------------------------
  30-Year:
    6.5%, '03                                          116M         $  115,219
    8%, '03                                            137M            139,115
    8%, '04                                             21M             21,346
    7.75%, '05                                         172M            173,782
    9%, '09                                             49M             50,285
    10%, '09                                             9M              9,349
    10%, '16                                             6M              5,869
    9.25%, '26                                         180M            186,241
                                                                    ----------
                                                                       701,206
                                                                    ----------
  Total Government National
    Mortgage Association                                             3,022,119
                                                                    ----------
  Total U.S. Government
    Agency Obligations                                              52,719,548
                                                                    ----------
  Total U.S. Government Obligations
   and Total Investments
    (Cost $56,696,391)*                                             56,197,323
                                                                    ----------

  Excess of Other Assets
   Over Liabilities 1.1%                                               644,615
                                                                   -----------
  Net Assets                                                       $56,841,938
                                                                   ===========


* Also cost for federal income tax purposes. At May 31, 2000 unrealized depreciation for federal income tax purposes aggregated $499,068 of which $158,539 related to appreciated securities and $657,607 related to depreciated securities.


                                              See Notes to Financial Statements.
72

Sentinel Short Maturity Government Fund
Statement of Assets and Liabilities
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $56,696,391)                           $ 56,197,323
Cash and cash equivalents                                              526,831
Receivable for securities sold                                       5,131,700
Receivable for fund shares sold                                        508,656
Receivable for  interest                                               459,913
Receivable from fund administrator                                      25,993
                                                                  ------------
   Total Assets                                                     62,850,416
                                                                  ------------

Liabilities
Payable for securities purchased                                     4,954,713
Payable for fund shares repurchased                                    973,316
Accrued expenses                                                         8,611
Management fee payable                                                  25,991
Distribution fee payable                                                40,243
Fund service fee payable                                                 5,604
                                                                  ------------
   Total Liabilities                                                 6,008,478
                                                                  ------------
Net Assets Applicable to Outstanding Shares                       $ 56,841,938
                                                                  ============
Net Asset Value and Offering Price Per Share
$56,841,938 / 6,040,914 shares outstanding                        $       9.41
Sales Charge -- 1.00% of Offering Price                                   0.10
                                                                  ------------
Maximum Offering Price Per Share                                  $       9.51
                                                                  ============

Net Assets Represent
Capital stock at par value                                        $     60,409
Paid-in capital                                                     60,711,231
Accumulated undistributed net investment income                          3,311
Accumulated undistributed net realized loss
   on investments                                                   (3,433,945)
Unrealized depreciation of investments                                (499,068)



Net Assets                                                        $ 56,841,938
                                                                  ============



Sentinel Short Maturity Government Fund
Statement of Operations
For the Six Months Ended May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Interest                                                           $ 2,340,877
                                                                  ------------
Expenses:
Management advisory fee                                                165,944
Transfer agent and custodian                                            54,814
Distribution expense                                                   109,167
Accounting services                                                      9,675
Auditing fees                                                            1,350
Legal fees                                                               2,500
Reports and notices to shareholders                                      2,500
Registration and filing fees                                            13,159
Directors' fees and expenses                                             2,403
Other                                                                    6,552
                                                                  ------------
   Total Expenses                                                      368,064
   Expense Reimbursement                                              (126,695)
   Expense Offset                                                       (2,964)
                                                                  ------------
   Net Expenses                                                        238,405
                                                                  ------------
Net Investment Income                                                2,102,472
                                                                  ------------

Realized and Unrealized Loss on Investments
Net realized loss on sales of investments                             (597,186)
Net change in unrealized appreciation (depreciation)                  (550,558)

Net Realized and Unrealized Loss on Investments                     (1,147,744)
                                                                  ------------
Net Increase in Net Assets from Operations                         $   954,728
                                                                  ============

                                              See Notes to Financial Statements.

Sentinel Short Maturity Government Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                      Six Months          Year
                                                          Ended          Ended
                                                         5/31/00      11/30/99
                                                     (Unaudited)
                                                     -----------   -----------

Increase in Net Assets from Operations
Net investment income                                $ 2,102,472   $ 4,537,952
Net realized loss on sales of investments               (597,186)   (1,641,388)
Net change in unrealized appreciation (depreciation)    (550,558)     (662,462)
                                                     -----------   -----------
Net increase in net assets from operations               954,728     2,234,102
                                                     -----------   -----------

Distributions to Shareholders
From net investment income                            (2,089,876)   (4,461,517)
From realized gain on sale of investments                   --            --
                                                     -----------   -----------
Total distributions to shareholders                   (2,089,876)   (4,461,517)
                                                     -----------   -----------

From Capital Share Transactions
Net proceeds from sales of shares                     12,856,615    40,165,752
Net asset value of shares in reinvestment
   of dividends and distributions                      1,799,701     3,837,267
                                                     -----------   -----------
                                                      14,656,316    44,003,019
Less: Payments for shares reacquired                 (24,326,708)  (42,474,063)
                                                     -----------   -----------
Increase (decrease) in net assets from capital
   share transactions                                 (9,670,392)    1,528,956
                                                     -----------   -----------
Total Decrease in Net Assets for period              (10,805,540)     (698,459)
Net Assets: Beginning of period                       67,647,478    68,345,937
                                                     -----------   -----------
Net Assets: End of period                            $56,841,938   $67,647,478
                                                     ===========   ===========
Undistributed Net Investment Income
   at End of Period                                  $     3,311   $    10,351
                                                     ===========   ===========


See Notes to Financial Statements
74

Sentinel Short Maturity Government Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                       Six Months
                                                            Ended                                                            Eight
                                                      5/31/00 (B)   Year Ended  Year Ended   Year Ended  Year Ended   Months Ended
Class A Shares                                        (Unaudited)     11/30/99    11/30/98     11/30/97    11/30/96    11/30/95(A)
                                                      -----------   ----------  ----------   ----------  ----------   ------------
Net asset value at beginning of period                $     9.58    $     9.88  $     9.82   $     9.81  $     9.84    $     9.64
                                                      ----------    ----------  ----------   ----------  ----------    ----------
Income from Investment Operations
Net investment income                                       0.32          0.60        0.57         0.56        0.57          0.40
Net realized and unrealized gain (loss) on
  investments                                              (0.17)        (0.30)       0.06         0.01       (0.03)         0.20
                                                      -----------   ----------  ----------   ----------  ----------    ----------
Total from investment operations                            0.15          0.30        0.63         0.57        0.54          0.60
                                                      -----------   ----------  ----------   ----------  ----------    ----------

Less Distributions
Dividends from net investment income                        0.32          0.60        0.57         0.56        0.57          0.40
Distributions from realized gains on
  investments                                                 --            --          --           --          --            --
                                                      -----------   ----------  ----------   ----------  ----------    ----------

Total Distributions                                         0.32          0.60        0.57         0.56        0.57          0.40
                                                      -----------   ----------  ----------   ----------  ----------    ----------
Net asset value at end of period                      $     9.41    $     9.58  $     9.88   $     9.82  $     9.81    $     9.84
                                                      ===========   ==========  ==========   ==========  ==========    ==========
Total Return (%) *                                           1.6 ++        3.2         6.6          6.0         5.6           6.3 ++


Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)             0.76 +        0.76        0.82         1.00        1.00          1.00 +
Ratio of expenses to average net assets before
  expense reductions (%) **                                 1.18 +        1.11        1.12         1.18        1.20          1.38 +
Ratio of net investment income to average net
  assets (%)                                                6.74 +        6.28        6.04         6.20        6.09          6.07 +
Ratio of net investment income to average net assets
   before voluntary expense reimbursements (%)              6.33 +        5.94        5.76         6.14        5.93          5.76
Portfolio turnover rate (%)                                   38 ++        203         229           61         120            58
Net assets at end of period (000 omitted)             $   56,842    $   67,647  $   68,346   $   45,044  $   36,474    $   28,417

(A)  Commenced operations March 27, 1995.
(B)  Per share data calculated utilizing average daily shares outstanding.
 +   Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.

Sentinel U.S.Treasury Money Market Fund
Investment in Securities
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                                   Principal Amount     Value
                                                       (M=$1,000)      (Note 1)
--------------------------------------------------------------------------------
 U.S. Treasury Obligations 95.8%
  U S Treasury Bill
    5.13%, 06/01/00                                       5,000M    $5,000,000
  U S Treasury Bill
    5.75%, 06/08/00                                       5,000M     4,994,410
  U S Treasury Bill
    5.09%, 06/15/00                                       5,000M     4,990,103
  U S Treasury Bill
    5.5%, 06/15/00                                        5,750M     5,737,701
  U S Treasury Bill
    5.39%, 06/22/00                                       1,000M       996,856
  U S Treasury Bill
    5.5%, 06/22/00                                        5,750M     5,731,552
  U S Treasury Bill
    5.6%, 06/29/00                                        5,000M     4,978,222
  U S Treasury Bill
    5.65%, 06/29/00                                       2,000M     1,991,211
  U S Treasury Bill
    5.535%, 07/06/00                                      6,000M     5,967,713
  U S Treasury Bill
    5.595%, 07/13/00                                      7,300M     7,252,349
  U S Treasury Bill
    5.645%, 07/20/00                                      3,650M     3,621,955
  U S Treasury Bill
    5.65%, 07/20/00                                       6,000M     5,953,858
  U S Treasury Bill
    5.66%, 07/20/00                                       2,600M     2,579,970
  U S Treasury Note
    5.375%, 07/31/00                                      5,750M     5,743,901
  U S Treasury Bill
    5.75%, 08/03/00                                       5,050M     4,999,184
  U S Treasury Bill
    5.49%, 08/17/00                                       5,000M     4,941,287
  U S Treasury Note
    5.685%, 08/24/00                                     12,000M    11,840,820
  U S Treasury Bill
    5.79%, 08/24/00                                       7,350M     7,250,702


--------------------------------------------------------------------------------
                                                   Principal Amount     Value
                                                       (M=$1,000)      (Note 1)
--------------------------------------------------------------------------------
  U S Treasury Bill
    5.765%, 08/31/00                                      7,250M  $  7,144,350
  U S Treasury Bill
    5.745%, 08/31/00                                      5,200M     5,124,485
  U S Treasury Bill
    5.81%, 09/21/00                                       4,300M     4,222,275
                                                                  ------------
  Total U.S. Treasury Obligations
    (Amortized Cost $111,062,904)*                                 111,062,904
                                                                  ------------
  Excess of Other Assets
    Over Liabilities 4.2%                                            4,893,534
                                                                  ------------
  Net Assets                                                      $115,956,438
                                                                  ============


*    Also cost for federal income tax purposes.


                                              See Notes to Financial Statements.
76

Sentinel U.S. Treasury Money Market Fund
Statement of Assets and Liabilities
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $111,062,904)                          $111,062,904
Cash and cash equivalents                                              212,449
Receivable for fund shares sold                                      9,228,000
Receivable for  interest                                               103,507
                                                                  ------------
   Total Assets                                                    120,606,860
                                                                  ------------

Liabilities
Payable to Custodian Bank -- Line of Credit                          2,930,000
Payable for fund shares repurchased                                  1,177,765
Income dividends payable                                               491,961
Accrued expenses                                                         2,746
Management fee payable                                                  38,675
Fund service fee payable                                                 9,275
                                                                  ------------
   Total Liabilities                                                 4,650,422
                                                                  ------------
Net Assets Applicable to Outstanding Shares                       $115,956,438
                                                                  ============
Net Asset Value
   Class A Shares
$111,757,338 / 111,757,338 shares outstanding                     $       1.00
                                                                  ------------
   Class B Shares
$4,199,100 / 4,199,100 shares outstanding                         $       1.00
                                                                  ------------

Net Assets Represent
Capital stock at par value                                        $  1,159,564
Paid-in capital                                                    114,796,874
                                                                  ------------

Net Assets                                                        $115,956,438
                                                                  ------------

Sentinel U.S. Treasury Money Market Fund
Statement of Operations
For the Six Months Ended May 31, 2000 (Unaudited)

Investment Income
Income:
Interest                                                           $ 3,236,395
                                                                  ------------
Expenses
Management advisory fee                                                236,213
Transfer agent and custodian                                           130,430
Accounting services                                                     18,235
Auditing fees                                                            2,000
Legal fees                                                               2,600
Reports and notices to shareholders                                      2,150
Registration and filing fees                                            20,412
Directors' fees and expenses                                             4,519
Other                                                                    5,253
                                                                  ------------
   Total Expenses                                                      421,812
   Expense Offset                                                       (3,260)
                                                                  ------------
   Net Expenses                                                        418,552
                                                                  ------------
Net Investment Income and Net Increase in
Net Assets from Operations                                         $ 2,817,843
                                                                  ============


See Notes to Financial Statements.

Sentinel U.S. Treasury Money Market Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                      Six Months           Year
                                                           Ended          Ended
                                                         5/31/00       11/30/99
                                                     (Unaudited)
                                                    -------------  ------------
Increase in Net Assets from Operations
Net investment income                               $   2,817,843  $  4,241,486
                                                    -------------  ------------

Distributions to Shareholders
From net investment income
   Class A Shares                                      (2,711,168)   (4,062,569)
   Class B Shares                                        (106,675)     (178,917)
                                                    -------------  ------------
Total Distributions to Shareholders                    (2,817,843)   (4,241,486)
                                                    -------------  ------------

From Capital Share Transactions
Net proceeds from sales of shares
   Class A Shares                                     448,615,646   480,251,041
   Class B Shares                                       3,852,049     8,325,140
Net asset value of shares in reinvestment
   of dividends and distributions
   Class A Shares                                       1,805,351     2,922,603
   Class B Shares                                         101,012       159,539
                                                    -------------  ------------
                                                      454,374,058   491,658,323
Less: Payments for shares reacquired
   Class A Shares                                    (460,547,792) (459,404,553)
   Class B Shares                                      (5,131,649)   (7,529,315)
                                                    -------------  ------------
Increase (decrease) in net assets from
   capital share transactions                         (11,305,383)   24,724,455
                                                    -------------  ------------
Total Increase (Decrease) in Net Assets for period    (11,305,383)   24,724,455
Net Assets: Beginning of period                       127,261,821   102,537,366
                                                    -------------  ------------
Net Assets: End of period                           $ 115,956,438  $127,261,821
                                                    =============  ============


See Notes to Financial Statements.
78

Sentinel U.S. Treasury Money Market Fund
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                           Six Months
                                                    Ended 5/31/00 (B)   Year Ended   Year Ended Year Ended Year Ended   Year Ended
Class A Shares                                            (Unaudited)     11/30/99     11/30/98   11/30/97   11/30/96     11/30/95
                                                    -----------------  -----------   ---------- ---------- ----------  -----------
Net asset value at beginning of period                     $    1.00   $      1.00   $    1.00   $   1.00   $    1.00   $    1.00


Income from Investment Operations
Net investment income                                           0.02          0.04        0.04       0.04        0.04        0.05
Net realized and unrealized gain (loss) on investments            --            --          --         --          --          --

Total from investment operations                                0.02          0.04        0.04       0.04        0.04        0.05
                                                    -----------------  -----------   ---------- ---------- ----------  -----------

Less Distributions
Dividends from net investment income                            0.02          0.04        0.04       0.04        0.04        0.05
Distributions from realized gains on investments                  --            --          --         --          --          --
                                                    -----------------  -----------   ---------- ---------- ----------  -----------
Total Distributions                                             0.02          0.04        0.04       0.04        0.04        0.05
                                                    -----------------  -----------   ---------- ---------- ----------  -----------
Net asset value at end of period                           $    1.00   $      1.00    $   1.00   $   1.00   $    1.00   $    1.00
                                                    =================  ===========   ========== ========== ==========  ===========
Total Return (%) *                                               2.4++         4.1         4.6        4.6         4.6         5.0

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                 0.70+         0.69        0.72       0.76        0.78        0.81
Ratio of expenses to average net assets before
   expense reductions (%) **                                    0.70+         0.70        0.73       0.77        0.78        0.82
Ratio of net investment income to average net assets (%)        4.78+         4.01        4.47       4.46        4.38        4.83
Net assets at end of period (000 omitted)                  $ 111,757   $   121,884    $ 98,115   $ 85,911   $  80,804   $  80,664




(A)  Commenced operations April 1, 1996.
(B)  Per share data calculated utilizing average daily shares outstanding.
+    Annualized
++   Not annualized
* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period.
** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.

Sentinel U.S. Treasury Money Market Fund
Financial Highlights (cont'd.)
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------

                                                              Six Months                                            Eight Months
                                                       Ended 5/31/00 (B)  Year Ended     Year Ended    Year Ended          Ended
Class B Shares                                               (Unaudited) 11/30/99 (B)  11/30/98 (B)  11/30/97 (B) 11/30/96 (A)(B)
                                                       ----------------  ------------  ------------  ------------ --------------

Net asset value at beginning of period                        $    1.00      $  1.00      $    1.00     $    1.00      $    1.00
                                                       ----------------  ------------  ------------  ------------ --------------

Income from Investment Operations
Net investment income                                              0.02         0.04           0.04          0.05           0.03
Net realized and unrealized gain (loss) on investments               --           --             --            --             --
                                                       ----------------  ------------  ------------  ------------ --------------
Total from investment operations                                   0.02         0.04           0.04          0.05           0.03
                                                       ----------------  ------------  ------------  ------------ --------------

Less Distributions
Dividends from net investment income                               0.02         0.04           0.04          0.05           0.03
Distributions from realized gains on investments                     --           --             --            --             --
                                                       ----------------  ------------  ------------  ------------ --------------
Total Distributions                                                0.02         0.04           0.04          0.05           0.03
                                                       ----------------  ------------  ------------  ------------ --------------
Net asset value at end of period                              $    1.00      $  1.00      $    1.00     $    1.00      $    1.00
                                                       ================  ============  ============  ============ ==============
Total Return (%) *                                                 2.3 ++        3.8            4.5           4.7            3.0++

Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                    0.96 +       0.92           0.77          0.73            .76+

Ratio of expenses to average net assets before
   expense reductions (%) **                                       0.97 +       0.93           0.78          0.73            .77+

Ratio of net investment income to average net assets (%)           4.50 +       3.79           4.42          4.50           4.40+
Net assets at end of period (000 omitted)                     $   4,199      $ 5,378      $   4,422     $   3,434      $   3,160


(A) Commenced operations April 1, 1996. (B) Per share data calculated utilizing average daily shares outstanding.

+    Annualized

++   Not annualized

* Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period.

** Expense reductions are comprised of the voluntary expense reimbursements and include the earning credits as described in Notes (2) and (1) H.

See Notes to Financial Statements.

                         Notes to Financial Statements.

(1) Significant Accounting Policies:

Sentinel Group Funds, Inc. (the 'Company') is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Company consists of fourteen separate series - Sentinel Flex Cap Opportunity Fund, Sentinel Small Company Fund, Sentinel Mid Cap Growth Fund, Sentinel Growth Index Fund, Sentinel World Fund, Sentinel Common Stock Fund, Sentinel Balanced Fund, Sentinel High Yield Bond Fund, Sentinel Bond Fund, Sentinel Tax-Free Income Fund, Sentinel New York Tax-Free Income Fund (a non-diversified series), Sentinel Government Securities Fund, Sentinel Short Maturity Government Fund and Sentinel U.S. Treasury Money Market Fund, each individually referred to as a Fund. All Funds offer one class of shares now referred to as Class A shares. In addition, Sentinel Flex Cap Opportunity, Sentinel Small Company, Sentinel Mid Cap Growth, Sentinel Growth Index, Sentinel World, Sentinel Common Stock, Sentinel Balanced, Sentinel High Yield Bond, Sentinel Bond and Sentinel U.S. Treasury Money Market Funds have a second class of shares called Class B shares. Also in addition, a third class of shares called Class C shares are offered for Sentinel Flex Cap Opportunity, Sentinel Mid Cap Growth, Sentinel Growth Index, Sentinel Common Stock, Sentinel Balanced, Sentinel High Yield Bond and Sentinel World. Sentinel Balanced Fund also offers Class D shares. On December 9, 1999 the Board of Directors approved a new fund called Sentinel Flex Cap Opportunity Fund which commenced operations on February 25, 2000.

The following is a summary of significant accounting policies followed by the Company.

A. Security Valuation: Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximates market value. Portfolio securities of the Sentinel U.S. Treasury Money Market Fund are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

B. Securities Transactions and Related Investment Income: Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. Cost is determined, and realized gains and losses are computed, using the identified cost method. Market discount and original issue discount are accreted to income. The Sentinel Tax-Free Income Fund, the Sentinel New York Tax-Free Income Fund and the Sentinel Short Maturity Government Fund amortize premium. Sentinel New York Tax-Free Income Fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in the State of New York.

C. Dividends and Distributions: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities and foreign currency transactions. Reclassifications were made to reflect these differences as of May 31, 2000 as follows:

                                  Accumulated        Accumulated undistributed
                               undistributed net      net realized gain (loss)
                                  investment        on investments and foreign
            Fund                 income (loss)        currency transactions
------------------------------ ------------------ -----------------------------
World.........................    ($305,487)                $305,487
Balanced......................       (3,585)                   3,585
Bond..........................       (3,693)                   3,693
Government Sec. ..............       (7,620)                   7,620
Short Maturity Gov"t. ........      (19,635)                  19,635

D. Dollar Rolls: Sentinel Balanced, Sentinel Bond, Sentinel Government Securities and Sentinel Short Maturity Government Funds enter into dollar rolls in which the Funds sell securities for delivery in the current month, and simultaneously contract to repurchase similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is taken into income. The Funds maintain segregated accounts, the dollar value of which is equal to its obligations, in respect of dollar rolls.

E. Federal Income Taxes: Each Fund intends to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies. The Company intends to distribute all of its taxable income to its shareholders, relieving each Fund of any federal excise tax or income tax liability.

F. Foreign Currency Translations: The books and records of the Sentinel World Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean between the buying and selling rates on the following basis:

(1) market value of investment securities, assets and liabilities at the closing daily rate of exchange; and

(2) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

The Sentinel World Fund does not isolate that portion of gains and losses on investments in securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. However, pursuant to United States federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for federal income tax purposes.

G. Repurchase Agreements: Each Fund may enter into repurchase agreements as a means of making short-term investments, of seven days or less, and in aggregate amounts of not more than 25% of the net assets of a Fund. Each Fund, through its custodian, takes possession of the securities collateralizing repurchase agreements. All repurchase agreements entered into by the Funds provide that the market value of the collateral underlying the repurchase agreement at the time of purchase, and each subsequent business day, will always be at least equal to 102% of the repurchase agreement amount including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

H. Line of Credit: The Funds have obtained access to an unsecured line of credit of up to $30,000,000 from the custodian bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at the current overnight Federal Funds rate plus an additional 50 basis points. This arrangement commenced on Dec. 30, 1999.

I. Other: Direct expenses of a Fund are charged to that Fund while common expenses of the Company are allocated proportionately based upon the Funds" respective average net assets or number of shareholder accounts.

Allocation of expenses not allocated to a specific Class of each Fund are allocated on the basis of daily net assets or number of shareholder accounts, each on a pro rata basis, of each Class.

Investment income, gains and losses (realized and unrealized) are allocated pro rata according to daily net assets of each Class of each Fund.

Earnings credits are received from the custodian and dividend paying agent on cash balances and are reflected in the statement of operations as an expense offset.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) Management Advisory Fee and Other Transactions with Affiliates:

Pursuant to the Investment Advisory Agreement (the "Agreement"), Sentinel Advisors, Co. ("SAC"), a Vermont general partnership whose general partners are Sentinel Advisors, Inc., an indirect wholly-owned subsidiary of National Life Insurance Company ("National Life"), ProvidentMutual Management Co., Inc., an affiliate of Provident Mutual Life Insurance Company of Philadelphia ("Provident Mutual"), HTK of Delaware, Inc. ("HTK"), an affiliate of The Penn Mutual Life Insurance Company ("Penn Mutual") and Sentinel Management Company ("SMC"), a Vermont general partnership whose general partners are affiliates of National Life, Provident Mutual and Penn Mutual, provides general supervision of the Funds" investments as well as certain administrative and related services. As compensation in full for services rendered under its advisory agreement applicable to al Funds other than the High Yield, the Growth Index Fund and the Flex Cap Opportunity Fund, the Company will pay to the Advisor a monthly fee determined as follows: (1) With respect to Sentinel Small

Company, Sentinel Mid Cap Growth, Sentinel World and Sentinel Balanced Funds:
0.70% per annum on the first $200 million of aggregate average daily net assets of such Funds; 0.65% per annum on the next $100 million of such assets; 0.60% per annum on the next $100 million of such assets; and 0.55% per annum on such assets in excess of $400 million. (2) With respect to Sentinel Common Stock
Fund: 0.55% per annum on the average daily net assets of the Fund. (3) With respect to Sentinel Bond, Sentinel Tax-Free Income, Sentinel New York Tax-Free Income, Sentinel Government Securities and Sentinel Short Maturity Government
Funds: 0.55% per annum on the first $200 million of aggregate average daily net assets of such Funds; 0.50% per annum on the next $200 million of such assets; and 0.45% per annum on such assets in excess of $400 million. (4) With respect to Sentinel U.S. Treasury Money Market Fund: 0.40% per annum on the first $300 million of average daily net assets; and 0.35% per annum on such assets in excess of $300 million. Under a separate advisory agreement with the High Yield Fund, the Advisor receives from the High Yield Fund a fee based on the average daily value of the net assets of the High Yield Fund in accordance with the following schedule: 0.75% per annum on the first $100 million of average daily net assets of the High Yield Fund; 0.70% per annum on the next $100 million of such assets; 0.65% per annum on the next $100 million of such assets; and 0.60% per annum on such assets in excess of $300 million. Under a separate advisory agreement with the Growth Index Fund, the Advisor receives for the Growth Index Fund a fee based on the average daily value of the net assets of the Growth Index Fund equal to 0.30% per annum on such average daily net assets. Under a separate advisory agreement with the Flex Cap Opportunity Fund, the Advisor receives from the Flex Cap Opportunity Fund a fee based on the average daily value of the net assets of the Flex Cap Opportunity Fund equal to 0.90% per annum on such average daily net assets.

With respect to Sentinel World Fund, SAC has entered into a sub-advisory agreement with INVESCO Global Asset Management (N.A.), Inc. Pursuant to such agreement, INVESCO provides SAC with a continuous investment program consistent with Sentinel World Fund"s investment objectives and policies. The sub-advisory agreement provides for a fee to be paid by SAC to INVESCO of the greater of (a) a monthly fee equal to 0.375% per annum of the average daily net assets of Sentinel World Fund up to $500 million and 0.30% per annum of such average net assets in excess of $500 million, or (b) $20,000 per annum.

With respect to Sentinel High Yield Bond Fund, SAC has entered into a sub-advisory agreement with Keystone Investment Management Company ("Keystone"). Pursuant to such agreement, Keystone provides SAC with a continuous investment program consistent with Sentinel High Yield Bond Fund"s investment objectives and policies. The sub-advisory agreement provides for a fee from SAC to Keystone equal to one half of the fee paid by Sentinel High Yield Bond Fund to SAC, provided that the fee paid by SAC to Keystone will always be at least 0.35% per annum of the average daily net assets.

With respect to Sentinel Flex Cap Opportunity Fund, SAC has entered into a sub-advisory with Fred Alger & Company, Inc. to provide the Advisor with a continuous investment program consistent with the Flex Cap Opportunity Fund"s stated investment objective and policies. Under this agreement, the Advisor pays a fee to Alger equal to 0.50% per annum of the average daily net assets of the Flex Cap Opportunity Fund.

All Funds (except Sentinel U.S. Treasury Money Market Fund) have adopted a distribution plan applicable to their Class A shares pursuant to Rule 12b-1 under the 1940 Act. These distribution plans are herein referred to as the "A Plans." Each of the Funds Class B shares (except Sentinel U.S. Treasury Money Market Fund) has also adopted a distribution plan applicable to its Class B shares. These plans are herein referred to as the "B Plans." Each of the Funds Class C shares has also adopted a Class C distribution plan applicable to its Class C shares referred to as the "C Plans." The Sentinel Balanced Fund Class D has adopted a distribution plan referred to as the "D Plan." None of the fees paid by the other Funds pursuant to the Plans will be used to reimburse Sentinel Financial Services Company ("SFSC"), a Vermont general partnership whose general partners are National Life Investment Management, Inc., a wholly-owned subsidiary of National Life, ProvidentMutual Financial Services, Inc., an affiliate of Provident Mutual, HTK and SMC, the principal underwriter ("Distributor") of the Company"s shares, for expenses incurred in connection with the distribution of the Sentinel U.S. Treasury Money Market Fund shares.

Under the A Plans, each participating Fund pays to the Distributor a monthly fee at the maximum annual rate of (a) 0.30% of average daily net assets relating to A shares outstanding in the case of the Sentinel Flex Cap Opportunity, Sentinel Small Company, Sentinel Mid Cap Growth, Sentinel World, Sentinel Common Stock and Sentinel Balanced Funds, (b) 0.20% of average daily net assets relating to A shares outstanding in the case of the Sentinel Growth Index, Sentinel High Yield Bond, Sentinel Bond, Sentinel Tax-Free Income, Sentinel New York Tax-Free Income, and Sentinel Government Securities Funds or (c) 0.35% of average daily net assets relating to A shares outstanding in the case of the Sentinel Short Maturity Government Fund. Such fees will be used to reimburse the Distributor for expenses incurred in connection with distribution and promotion of the shares of each participating Fund. The Flex Cap Opportunity Fund Class A, B and C shares are not assessed a distribution fee in respect to the seed money shares owned by National Life Insurance Company. This will result in an overall Rule 12b-1 fee to these classes to be less than 0.30% and 1.00% respectively, for so long as National Life maintains its investment in these share classes.

Under the Plan applicable to the Class B shares, the Class B shares of each of the Flex Cap Opportunity, Common Stock, Balanced, Mid Cap Growth, Small Company, World, High Yield and Bond Funds will pay to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets, of which up to 0.25% shall be for service fees to broker-dealers, and the remaining 0.75% shall be for the recovery of the initial sales commissions paid by the Distributor at the time of sales of Class B shares, together with the cost of financing such payments, and for the other distribution, sales and marketing expenditures applicable to the Class B shares. The Class B shares of the Sentinel Growth Index Fund will pay to the Distributor a monthly fee at an annual rate of up to a total of 0.75% of average daily net assets. The High Yield Fund Class B shares are not assessed a distribution fee in respect of the seed money shares owned by National Life, which will result in an overall Rule 12b-1 fee to the Class B shares of the High Yield Fund of less than 1.00% for so long as National Life maintains its investment.

Under the Plan applicable to the Class C shares, the Class C shares of each of the Mid Cap Growth, Common Stock, Balanced, World, Growth Index and High Yield Funds will pay to the Distributor a monthly fee at an annual rate of up to a total of 1.00% of average daily net assets. In the first year after the purchase this fee will be applied to recover the initial sales commission of 1.00% paid by the Distributor to the selling dealer. In subsequent years, the entire 1.00% will be paid to the selling dealer as additional commission and/or service fees.

Under the Plan Applicable to Balanced Fund Class D shares, these shares pay to the Distributor a monthly fee at an annual rate of up to a total of 0.75% of average daily net assets.

The Distributor will not be reimbursed for any unreimbursed eligible expenses from any other Fund, or in any future year from any of the Plans.

SFSC also receives a sales charge added to the net asset value received by the Company on the sale of its Class A shares. This compensation is not an expense of the Company and does not affect its operating results. SFSC has advised the Company that it received sales charges aggregating $1,790,216 for the six months ended May 31, 2000. The Company is advised that the total distribution charges retained by SFSC on the sale of shares amounted to $75,476 after allowances of $691,905 to Equity Services, Inc., an affiliate of National Life, $75,877 to 1717 Capital Management Company, an affiliate of Provident Mutual, $95,956 to Hornor, Townsend & Kent, Inc. and $95,413 to Janney Montgomery Scott, Inc. ("JMS"), affiliates of Penn Mutual, and $755,589 to other investment dealers. During this same period, SFSC received $8,056 in contingent deferred sales charges from certain redemptions of Class A shares and $608,065 in contingent deferred sales charges from redemptions of Class B shares, $5,276 in contingent deferred sales charges from redemptions of Class C shares and $173 in contingent deferred sales charges from redemptions of Class D shares.

During the period the Company transacted purchases and sales of portfolio securities through, among others, JMS for which it received $46,675 in brokerage commissions. In addition JMS acted as dealer on certain purchases of shares of the Company for which it received dealer"s concessions noted above.

Until June 15, 2000 each director who was not an employee of the adviser or an affiliated company was paid an annual fee of $16,000 plus $1,500 for each meeting of the Board of Directors attended. Effective June 15, 2000 the annual fee was increased to $18,000 plus $2,100 for each meeting attended. Such directors are reimbursed for travel and other out-of-pocket expenses incurred in attending such meetings.

Pursuant to the Fund Services Agreement with Sentinel Administrative Service Company ("SASC"), a Vermont general partnership whose general partners are Sentinel Administrative Service Corporation, an indirect wholly-owned subsidiary of National Life, SIGMA American Corp., an affiliate of Provident Mutual, HTK and SMC, the Company receives fund accounting and financial administrative services, transfer agent services and investor services, all of which are coordinated with other services which the Company has contracted for with outside providers. Total fees for the six months ended May 31, 2000 were $1,802,200.

SAC has voluntarily agreed to refund its fee to the extent necessary to prevent the overall aggregate expense ratio of the Funds" Class A shares and Sentinel Pennsylvania Tax-Free Trust (excluding the Sentinel World Fund) from exceeding 1.30% of average daily net assets in any fiscal year. The aggregate expense ratio of the Funds" Class B shares (excluding the Sentinel World Fund) would also be reduced proportionately. The Funds and Sentinel Pennsylvania Tax-Free Trust make up the Sentinel Family of Funds. Although SAC has no present intention to do so, this arrangement may be terminated at any time. Expenses for the six months ended May 31, 2000 did not exceed 1.30% of its average daily net assets, attributable to Class A shares of any Fund.

With respect to Class A shares of Sentinel New York Tax-Free Income Fund, SASC has agreed to reimburse the Fund for all its operating expenses. This arrangement has been in place since March 31, 1997.

For the period March 30, 1999 through March 30, 2000 Sentinel Advisors voluntarily agreed to reimburse the following Funds for advisory fees or other expenses necessary to limit these Fund's overall expense ratios.

     Bond Fund Class A shares 0.76%

     Government Securities Fund Class A shares 0.83%

     Short Maturity Government Fund Class A shares 0.77%

     Tax-Free Income Fund Class A shares 0.73%

Effective March 31, 2000 Sentinel Advisors has voluntarily agreed to reimburse the following Funds for advisory fees or other expenses necessary to limit these Fund's overall expense ratios, after expense offset, (i.e. net of certain credits against Fund expenses) to the amounts shown below:

     Bond Fund Class A shares 0.75%

     Government Securities Fund Class A shares 0.84%

     Short Maturity Government Fund Class A shares 0.75%

     Tax-Free Income Fund Class A shares 0.77%

With respect to the Sentinel Growth Index Fund, Sentinel Advisors voluntarily waives advisory fees and other expenses to the extent necessary to limit the overall expense ratio to 0.65%. Sentinel Advisors currently intends to continue this fee waiver indefinitely: however, it may change or terminate the fee waiver at any time after November 30, 2000.

In case of the Bond Fund and Growth Index Fund, the reimbursement of advisory fees will also benefit the Class B shares of both Bond Fund and Growth Index Fund and Class C shares with respect to Growth Index which will experience the same reduced effective advisory fee rate as the Class A shares.

For the six months ended May 31, 2000 the total amount reimbursable to Sentinel Growth Index Class A was $47,661, Sentinel Growth Index Class B was $33,112, Sentinel Growth Index Class C was $184, Sentinel Bond Fund Class A was $73,016, Sentinel Bond Fund Class B $19,014, Sentinel Government Securities Fund Class A $55,999, Sentinel Short Maturity Government Fund Class A $126,695, Sentinel Tax-Free Income Fund Class A $85,378 and Sentinel New York Tax-Free Income Fund Class A $76,500.

(3) Investment Transactions:

Purchases and sales of investment securities (excluding short-term obligations) for the six months ended May 31, 2000 were as follows:

                             Purchases of                             Sales of
                              other than          Purchases of        other than
                                  U.S.               U.S.                U.S.             Sales of U.S.
                              Government          Government          Government            Government
                              direct and          direct and          direct and            direct and
                                agency              agency              agency                agency
     Fund                     obligations         obligations`       obligations           obligations
--------------------         ------------         ------------       -----------          ------------
Flex Cap Opportunity......   $ 61,768,345         $   --             $10,861,517          $    --
Small Company.............     56,139,148             --              68,464,438               --
Mid Cap Growth............    330,708,147             --             264,589,945               --
World.....................     35,754,454             --              42,565,529               --
Growth Index..............     66,117,655             --               9,015,762               --
Common Stock..............    419,394,399             --             659,527,386               --
Balanced..................     83,939,385          131,726,189       138,155,901           142,129,983
High Yield................     39,468,471             --              47,898,053               --
Bond......................     26,888,212           51,278,056        39,834,529            51,056,974
Tax-Free..................      1,517,075             --              16,531,268               --
N.Y. Tax-Free.............        391,037             --                 216,640               --
Government................          --              70,877,693            --                76,632,779
Short Maturity............          --              23,128,520            --                31,509,136

(The Sentinel U.S. Treasury Money Market Fund invests only in short-term obligations.)

For Federal income tax purposes, the Company has capital loss carryforwards at November 30, 1999 as follows:

$2,140,898, $538,825, $1,051,666 and $3,189,185 (expiring in 2001, 2002, 2004 and 2007, respectively) for a total of $6,920,574 for the Sentinel Bond Fund, $2,952,501 and $4,754,868 (expiring in 2004 and 2007) for a total of $7,707,369 for the Sentinel Government Securities Fund,$1,490,419 and $4,543,183(expiring in 2006 and 2007) for a total of $6,033,602 for the Sentinel High Yield Bond Fund, $278,001, $619,379, $142,166, $83,225, $166,838 and $1,566,785 (expiring in 2000, 2001, 2002, 2004, 2005 and 2007, respectively) for a total of
$2,856,394 for the Sentinel Short Maturity Government Fund, $310,229 (Expiring in 2007) for the Sentinel New York Tax-Free Fund, and $668,431 (Expiring in
2007) for the Sentinel Tax-Free Income Fund. It is unlikely that a capital gains distribution will be paid to shareholders of these Funds until net gains have been realized in excess of such capital loss carryforwards or the carryforwards expire. During the year ended November 30, 1999 the Sentinel World Fund utilized $1,283,934of capital loss carryforward.

(4) Fund Shares:

At May 31, 2000, 2 billion shares of one cent par value were authorized. There are 1.40 billion shares allocated to the various Funds as Class A shares, 300 million shares allocated to the various Funds as Class B shares, 100 million shares allocated to the various Funds as Class C shares and 20 million shares allocated to Sentinel Balanced Fund Class D shares. Proceeds from sales and payments for redemptions on Fund shares as shown in the statement of changes in net assets are represented by the following number of shares:

                                                                                        Net
                                                 Shares issued in                    increase
                                                  reinvestment of                   (decrease)
                                                   dividends and        Shares      in shares
 Fund                                Shares sold   distributions      reacquired   outstanding
----------------------------------------------------------------------------------------------
Six Months Ended 5/31/00
Flex Cap Opportunity - A*.......       4,263,136              --         117,676     4,145,460
Flex Cap Opportunity - B*.......       1,877,349              --          47,920     1,829,429
Flex Cap Opportunity - C*.......         620,716              --           2,347       618,369
Small Company - A...............       5,826,238       2,435,445       6,311,233     1,950,450
Small Company- B................         469,456         380,519         261,424       588,551
Mid Cap Growth - A..............       4,960,158         507,250       3,010,298     2,457,110
Mid Cap Growth - B..............         910,623          60,731         115,883       855,471
Mid Cap Growth - C**............          18,236              --           1,229        17,007
World - A.......................      10,808,077         476,760      10,664,149       620,688
World - B.......................         188,371          99,273         149,184       138,460
World - C ......................       1,073,140           7,342       1,056,918        23,564
Growth Index - A ...............       2,542,695             443         545,819     1,997,319
Growth Index - B ...............         705,739              53          96,962       608,830
Growth Index - C **.............           5,583              --              --         5,583
Common Stock - A................       1,860,224       2,585,833       6,454,728    (2,008,671)
Common Stock - B................         256,013         284,449         829,112      (288,650)
Common Stock - C................         850,078          13,674         846,048        17,704
Balanced - A....................         426,144         975,065       3,170,313    (1,769,104)
Balanced - B....................         169,364         167,128         568,873      (232,381)
Balanced - C....................          44,429          10,776          58,805        (3,600)
Balanced - D....................          34,262           3,860          17,589        20,533
High Yield - A..................         370,541          90,882         766,371      (304,948)
High Yield - B..................         266,022         112,603         838,235      (459,610)
High Yield - C..................         211,877          11,221         471,688      (248,590)
Bond - A........................       3,136,677         292,744       4,768,162    (1,338,741)
Bond - B........................         289,451          78,894         630,246      (261,901)
Tax-Free .......................         245,888         110,175       1,547,622    (1,191,559)
N.Y. Tax-Free...................         153,106          31,074         143,719        40,461
Government .....................         295,262         173,485       1,060,154      (591,407)
Short Maturity..................       1,353,944         190,143       2,564,905    (1,020,818)
U.S. Treasury - A...............     448,615,646       1,805,351     460,547,792   (10,126,795)
U.S. Treasury - B...............       3,852,050         101,011       5,131,649    (1,178,588)

Year Ended 11/30/99
Small Company - A...............       5,233,049       2,130,978       7,895,657      (531,630)
Small Company- B................         634,395         273,202         510,027       397,570
Mid Cap Growth - A..............       3,246,286         455,992       2,483,704     1,218,574
Mid Cap Growth - B..............         626,959          19,933          57,050       589,842
World - A.......................       6,774,413          42,682       7,310,275      (493,180)
World - B.......................         245,101           1,060         135,981       110,180
World - C ......................       1,418,187              --       1,387,921        30,266
Growth Index - A ***............       1,346,378              --           6,923     1,339,455
Growth Index - B ***............         402,622              --           5,384       397,238
Common Stock - A................       3,309,128       3,002,721       6,604,080      (292,231)
Common Stock - B................         839,508         268,092         536,317       571,283
Common Stock - C................         842,171          10,295         802,051        50,415
Balanced - A....................       1,284,804       1,526,284       3,293,259      (482,171)
Balanced - B....................         752,994         217,958         533,029       437,923
Balanced - C....................         104,717           9,150          13,979        99,888
Balanced - D****................          60,806             481           2,394        58,893
High Yield - A..................         896,942         189,365       1,202,842      (116,535)
High Yield - B..................       1,411,047         219,765         887,056       743,756
High Yield - C..................         555,114          18,999         339,404       234,709
Bond - A........................       4,688,292         575,751       5,604,592      (340,549)
Bond - B........................       1,449,960         123,494         666,624       906,830
Tax-Free .......................       2,917,006         291,859       2,824,305       384,560
N.Y. Tax-Free...................         740,608          53,801         332,482       461,927
Government .....................       1,419,479         358,250       2,277,378      (499,649)
Short Maturity..................       4,120,784         396,025       4,372,336       144,473
U.S. Treasury - A...............     480,251,041       2,922,603     459,404,553    23,769,091
U.S. Treasury - B...............       8,325,140         159,539       7,529,315       955,364

   *For the period from February 25, 2000 through May 31, 2000.
  **For the period from March 30, 2000 through May 31, 2000.
 ***For the period from September 13, 1999 through November 30, 1999. ****for the period from January 4, 1999 through November 30, 1999.

5) Post Retirement Benefits:

The Company provides certain health care and life insurance benefits to its retirees. At May 31, 2000 the projected obligation for such benefits had been accrued.

Sentinel Pennsylvania Tax-Free Trust
Investment in Securities
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------
                                                   Principal Amount     Value
                                                       (M=$1,000)      (Note 1)
--------------------------------------------------------------------------------

Bonds 97.1%
Pennsylvania 90.6%
Allegheny County G/O
  5.15%, 10/01/11 (FGIC)                                   1,000M    $  969,890
Allegheny County Hospital
  6.00%, 10/01/03 (FGIC)                                   1,000M     1,024,650
Armstrong County
  Hospital Auth.
  6.25%, 06/01/13 (AMBAC)                                  1,200M     1,246,800
Berks County G/O
  7.25%, 11/15/20 (FGIC)                                   1,000M     1,031,060
Butler PA Area School District
  4.75%, 10/01/22 (FGIC)                                   1,000M       822,970
Delaware Valley PA Regional
  Fin. Auth.
  5.5%, 08/01/28 (AMBAC)                                   1,000M       931,070
Grove City PA Hospital Auth.
  5.25%, 07/01/12 (ACA)                                    1,500M     1,393,290
Hazelton PA Area
  School District
  0.00%, 03/01/25 (FGIC)                                   1,255M       272,486
Jim Thorpe PA Area
  School District
  5.30%, 03/15/16 (MBIA)                                   1,500M     1,433,460
Lehigh County Industrial
  Dev. Auth.
  6.15%, 08/01/29 (MBIA)                                   1,000M     1,000,470
Montgomery County Higher
  Educ. & Health
  8.30%, 06/01/10                                            500M       510,000
Northampton County G/O
  5.125%, 08/15/17                                         1,000M       905,030
Parkland PA School District
  5.375%, 09/01/15 (FGIC)                                  1,000M       971,060
PA State Turnpike Commn.
  Oil Tax Rev.
  4.75%, 12/01/27 (AMBAC)                                    500M       404,690
Pennsylvania Higher
  Educ. Facs.
  5.625%, 12/01/27 (MBIA)                                  1,000M       938,310
Pennsylvania Housing
  Finance Agency
  5.80%, 10/01/29                                          1,000M       934,670
Pennsylvania State G/O
  6.25%, 07/01/11                                          1,500M     1,601,280
Pennsylvania State
  Turnpike Commn.
  7.20%, 12/01/17 (FGIC)                                   1,000M     1,051,240
Pennsylvania Trafford
  School Dist.
  5.90%, 05/01/11 (MBIA)                                   1,000M     1,028,660
Philadelphia Parking
  Authority Rev.
  5.25%, 09/01/29 (FSA)                                    1,000M       873,890
Philadelphia Regional
  Port. Auth.
  7.125%, 08/01/10 (MBIA)                                    250M       250,932
  7.15%, 08/01/20 (MBIA)                                     250M       250,940
Philadelphia Water & Waste
  6.25%, 08/01/11 (MBIA)                                   1,000M     1,063,540
  6.25%, 08/01/12 (MBIA)                                     500M       531,965
Pittsburgh PA Water &
  Sewer System Rev.
  6.50%, 09/01/13 (FGIC)                                   1,000M     1,089,120
Pittsburgh Series A                                        1,000M     1,011,330
  5.75%, 09/01/13 (FGIC)
Southeast Delco
  School District
  0.00%, 02/01/10 (MBIA)                                   1,000M       580,650
Westmoreland County
  Municipal Auth.
  0.00%, 08/15/18 (FGIC)                                     500M       165,795
York County Solid Waste
  5.50%, 12/01/14 (FGIC)                                   1,000M       989,180
                                                                   ------------
                                                                     25,278,428
                                                                   ------------
Puerto Rico 6.5%
Puerto Rico Commonwealth
  Hwy & Transport
  5.50%, 07/01/36                                          1,000M       911,500
Puerto Rico G/O
  5.375%, 07/01/25                                         1,000M       912,220
                                                                   ------------
                                                                      1,823,720
                                                                   ------------
Total Bonds
  (Cost $27,835,048)                                                 27,102,148
                                                                   ------------

Short-Term Investments  1.3%
Blackrock Pennsylvania
  Municipal Money
  Market Institutional
  Class #40 3.82% (a)
  (Cost $350,000)                                            350M       350,000
                                                                   ------------
Total Investments
  (Cost $28,185,048)*                                                27,452,148

Excess of Other Assets
  Over Liabilities 1.6%                                                 455,051
                                                                   ------------
Net Assets                                                          $27,907,199
                                                                   ============

--------------------------------------------------------------------------------
  *  Also cost for federal income tax purposes.
     At May 31, 2000, net unrealized depreciation for federal income tax purposes aggregated $732,900 of which $416,373 related to appreciated securities and $1,149,273 related to depreciated securities.
(a)  Variable rate security that may be tendered back to issuer at par.
     The following abbreviations are used in portfolio descriptions:
     (ACA) - ACA Financial Guaranty Corp.
     (AMBAC) - Guaranteed by American Municipal Bond Association Corp.
     (FGIC) - Guaranteed by Financial Guaranty Insurance Co.
     (FSA) - Guaranteed by Financial Security Assurance, Inc.
     (MBIA) - Guaranteed by Municipal Bond Investors Assurance Corp.
     G/O - General Obligation Bond

                                              See Notes to Financial Statements.

Sentinel Pennsylvania Tax-Free Trust
Statement of Assets and Liabilities
at May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Assets
Investments at value (Cost $28,185,048)                             $27,452,148
Receivable for interest                                                 497,509
Receivable from fund administrator                                       13,576
                                                                    -----------
  Total Assets                                                       27,963,233
                                                                    -----------
Liabilities
Payable for fund shares repurchased                                      10,252
Payable to custodian                                                      9,237
Accrued expenses                                                          8,204
Management fee payable                                                   12,966
Distribution fee payable                                                 11,292
Fund service fee payable                                                  4,083
                                                                    -----------
  Total Liabilities                                                      56,034
                                                                    -----------
Net Assets Applicable to Outstanding Shares                         $27,907,199
                                                                    ===========
Net Asset Value and Offering Price Per Share
$27,907,199 / 2,345,741 shares outstanding                          $     11.90
Sales Charge -- 4.00% of Offering Price                                    0.50
                                                                    -----------
Maximum Offering Price Per Share                                    $     12.40
                                                                    ===========

Net Assets Represent
No par value shares of beneficial interest;
authorized - unlimited shares
Paid-in-capital                                                     $29,021,459
Accumulated distributions in excess of
  net investment income                                                  (3,209)
Accumulated undistributed net realized loss
  on investments                                                       (378,151)
Unrealized depreciation of investments                                 (732,900)
                                                                    -----------
Net Assets                                                          $27,907,199
                                                                    ===========


Sentinel Pennsylvania Tax-Free Trust
Statement of Operations
For the Six Months Ended May 31, 2000 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
Interest                                                               $841,345
                                                                    -----------
Expenses:
Management advisory fee                                                  79,666
Transfer agent and custodian                                             27,354
Distribution expense                                                     28,967
Accounting services                                                       6,000
Auditing fees                                                             1,750
Legal fees                                                                6,250
Reports and notices to shareholders                                       2,000
Registration and filing fees                                              5,500
Directors' fees and expenses                                             15,003
Other                                                                       764
                                                                    -----------
  Total Expenses                                                        173,254
  Expense Reimbursement                                                 (67,598)
  Expense Offset                                                         (2,254)
                                                                    -----------
  Net Expenses                                                          103,402
                                                                    -----------
Net Investment Income                                                   737,943
                                                                    -----------

Realized and Unrealized Loss on Investments
Net realized loss on sales of investments                              (281,200)
Net change in unrealized appreciation (depreciation)                   (326,910)
                                                                    -----------
Net Realized and Unrealized Loss on Investments                        (608,110)
                                                                    -----------
Net Increase in Net Assets from Operations                             $129,833
                                                                    ===========

See Notes to Financial Statements.
88

Sentinel Pennsylvania Tax-Free Trust
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                       Six Months          Year
                                                            Ended         Ended
                                                          5/31/00      11/30/99
                                                       (Unaudited)
                                                       ----------   -----------
Increase (Decrease) in Net Assets from Operations
Net investment income                                 $   737,943   $ 1,578,831
Net realized loss on sales of investments                (281,200)      (96,951)
Net change in unrealized appreciation (depreciation)     (326,910)   (2,535,663)
                                                      -----------   -----------
Net increase (decrease) in net assets from operations     129,833    (1,053,783)
                                                      -----------   -----------
Distributions to Shareholders
From net investment income                               (743,013)   (1,577,675)
From realized gain on sale of investments                      --      (757,025)
                                                      -----------   -----------
Total distributions to shareholders                      (743,013)   (2,334,700)
                                                      -----------   -----------
From Capital Share Transactions
Net proceeds from sales of shares                         359,159     1,672,187
Net asset value of shares in reinvestment
  of dividends and distributions                          506,510     1,693,166
                                                      -----------   -----------
                                                          865,669     3,365,353
Less: Payments for shares reacquired                   (2,975,396)   (4,066,876)
                                                      -----------   -----------
Decrease in net assets from capital share transactions (2,109,727)     (701,523)
                                                      -----------   -----------
Total Decrease in Net Assets for period                (2,722,907)   (4,090,006)
Net Assets: Beginning of period                        30,630,106    34,720,112
                                                      -----------   -----------
Net Assets: End of period                             $27,907,199   $30,630,106
                                                      ===========   ===========
Undistributed (Distributions in Excess of)
  Net Investment Income at End of Period              $    (3,209)  $     1,861
                                                      ===========   ===========

See Notes to Financial Statements.

Sentinel Pennsylvania Tax-Free Trust
Financial Highlights
Selected per share data and ratios
Selected data for a share of capital stock outstanding throughout each fiscal period.
--------------------------------------------------------------------------------


                                                             Six Months
                                                        Ended 5/31/00(A)  Year Ended  Year Ended  Year Ended  Year Ended  Year Ended
Class A Shares                                               (Unaudited)    11/30/99    11/30/98    11/30/97    11/30/96    11/30/95
                                                        ---------------   ----------  ----------  ----------  ----------  ----------
Net asset value at beginning of period                          $ 12.15      $ 13.48     $ 13.34     $ 13.29     $ 13.40     $ 12.29
                                                        ---------------   ----------  ----------  ----------  ----------  ----------
Income (Loss) from Investment Operations
Net investment income                                              0.31         0.62        0.63        0.64        0.66        0.66
Net realized and unrealized gain (loss) on investments            (0.25)       (1.04)       0.26        0.13       (0.03)       1.11
                                                        ---------------   ----------  ----------  ----------  ----------  ----------
Total from investment operations                                   0.06        (0.42)       0.89        0.77        0.63        1.77
                                                        ---------------   ----------  ----------  ----------  ----------  ----------
Less Distributions
Dividends from net investment income                               0.31         0.62        0.63        0.64        0.66        0.66
Distributions from realized gains on investments                     --         0.29        0.12        0.08        0.08          --
                                                        ---------------   ----------  ----------  ----------  ----------  ----------
Total Distributions                                                0.31         0.91        0.75        0.72        0.74        0.66
                                                        ---------------   ----------  ----------  ----------  ----------  ----------
Net asset value at end of period                                $ 11.90      $ 12.15     $ 13.48     $ 13.34     $ 13.29     $ 13.40
                                                        ===============   ==========  ==========  ==========  ==========  ==========
Total Return (%) *                                                  0.5 ++      (3.3)        6.9         6.1         5.0        14.8
Ratios/Supplemental Data
Ratio of net expenses to average net assets (%)                    0.71 +       0.69        0.77        0.85        0.75        0.97
Ratio of expenses to average net assets before
  expense reductions (%) **                                        1.20 +       1.32        1.31        1.34        1.37        1.36
Ratio of net investment income to average net assets (%)           5.09 +       4.82        4.65        4.86        5.07        5.14
Ratio of net investment income to average net
  assets before voluntary expense reimbursements (%)               4.63 +       4.21        4.14        4.41        4.48        4.78
Portfolio turnover rate (%)                                           4 ++        21          50          28          56          80
Net assets at end of period (000 omitted)                       $27,907      $30,630     $34,720     $34,844     $35,545     $34,975

(A)  Per share data calculated utilizing average daily shares outstanding.
  +  Annualized
 ++  Not annualized
  * Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge is not reflected in the calculation of total return.
 ** Expense reductions are comprised of the voluntary expense reimbursements and include the earnings credits as described in Notes (5) and (1) D.

See Notes to Financial Statements.
90

                         Notes to Financial Statements

(1) Significant Accounting Policies:

Sentinel Pennsylvania Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The following is a summary of significant accounting policies followed by the Trust.

A. Security Valuation: Investments in securities are valued on the basis of valuations provided by an independent pricing organization. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Short-term tax-free notes are stated at cost, which approximates market value.

B. Securities Transactions and Related Investment Income: Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis and premiums are amortized. Cost of investments sold is determined on the basis of identified cost for both financial reporting and income tax purposes. The Trust invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in the State of Pennsylvania.

C. Federal Income Taxes: It is the Trust's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies. The Trust intends to distribute all of its taxable income to its shareholders; therefore, no federal excise tax or income tax provision is required.

D. Other: Earnings credits are received from the custodian and dividend paying agent on cash balances and are reflected in the statement of operations as an expense offset.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(2) Distributions:

Realized gains from securities transactions, if any, will be distributed to shareholders prior to the end of each calendar year. At November 30, 1999 the Trust has $96,951 of capital loss carryforwards for federal income tax purposes which are due to expire in 2007.

Dividends from net investment income are declared and paid monthly and recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations.

(3) Trust Shares:

Transactions in Trust shares were as follows:

                                                    Six Months       Year
                                                      Ended         Ended
                                                     5/31/00      11/30/99
                                                     -------      --------
Shares sold.....................................      29,962       130,028
Shares issued to stockholders in reinvestment
of dividends and distributions..................      42,331       131,757
                                                     -------       -------
                                                      72,293       261,785
Shares redeemed.................................    (247,859)     (316,992)
                                                     -------       -------
Net decrease....................................    (175,566)      (55,207)
                                                     =======       =======

(4) Investment Transactions:

Purchases and sales of securities other than short-term securities aggregated $1,005,600 and $2,275,903, respectively, during the six months ended May 31, 2000.

(5) Management Advisory Fee and Other Transactions with Affiliates:

Pursuant to the Investment Advisory Agreement (the "Agreement"), Sentinel Advisors, Co. ("SAC"), a Vermont general partnership whose general partners are Sentinel Advisors, Inc., an indirect wholly-owned subsidiary of National Life Insurance Company ("National Life"), ProvidentMutual Management Co., Inc., an affiliate of Provident Mutual Life Insurance Company of Philadelphia ("Provident Mutual"), HTK of Delaware, Inc. ("HTK"), an affiliate of The Penn Mutual Life Insurance Company ("Penn Mutual") and Sentinel Management Company ("SMC"), a Vermont general partnership whose general partners are affiliates of National Life, Provident Mutual and Penn Mutual, provides general supervision of the Trust's investments as well as certain administrative and related services. As compensation in full for services rendered under its Agreement, the Trust pays SAC a monthly fee determined as follows: 0.55% per annum on the first $50 million of average daily net assets; 0.50% per annum on the next $50 million of such assets; and 0.45% per annum on such assets in excess of $100 million.

Sentinel Financial Services Company ("SFSC"), a Vermont general partnership whose general partners are National Life Investment Management Company, Inc., a wholly-owned subsidiary of National Life, ProvidentMutual Financial

Services, Inc., an affiliate of Provident Mutual, HTK and SMC, is the principal underwriter ("Distributor") of the Trust's shares. SFSC receives a sales charge added to the net asset value received by the Trust on the sale of its shares. This compensation is not an expense of the Trust and does not affect its operating results. SFSC has advised the Trust that it received sales charges aggregating $12,855 for the six months ended May 31, 2000. The Trust is advised that the total distribution charges retained by SFSC on the sale of shares amounted to $12 after allowances of $2,950 to Equity Services, Inc., an affiliate of National Life, $4,186 to 1717 Capital Management Company, an affiliate of Provident Mutual, $633 to Hornor, Townsend & Kent, Inc. and $3,948 to Janney Montgomery Scott, Inc., affiliates of Penn Mutual, and $1,126 to other investment dealers.

Each trustee who is not an employee of the adviser or an affiliated company is paid an annual fee of $2,500 plus $200 for each meeting of the Board of Trustees attended. Such trustees are reimbursed for travel and other out-of-pocket expenses incurred in attending such meetings.

Pursuant to the Fund Services Agreement with Sentinel Administrative Service Company ("SASC"), a Vermont general partnership whose general partners are Sentinel Administrative Service Corporation, an indirect wholly-owned subsidiary of National Life, SIGMA American Corp., an affiliate of Provident Mutual, HTK and SMC, the Trust receives trust accounting and financial administrative services, transfer agent services and investor services, all of which are coordinated with other services which the Trust has contracted for with outside providers. Total fees for the six months ended May 31, 2000 were $24,500.

SAC has voluntarily agreed to refund its fee to the extent necessary to prevent the overall aggregate expense ratio of the Trust and the Class A shares of Sentinel Group Funds, Inc. (excluding the Sentinel World Fund) from exceeding 1.30% of average daily net assets in any fiscal year. Sentinel Group Funds, Inc. is a series fund with fourteen portfolios and together with the Trust make up the Sentinel Family of Funds. Although SAC has no present intention to do so, this arrangement may be terminated at any time. Expenses for the six months ended May 31, 2000 did not exceed 1.30% of its average daily net assets.

Effective March 31, 1999, SASC has agreed to reimburse the Trust for expenses in excess of an annual rate of 0.69% of the Trust's average daily net assets. Effective March 30, 2000, SASC has agreed to reimburse the Trust for expenses in excess of an annual rate of 0.76% of the Trust's average daily net assets. For the six months ended May 31, 2000, the total amount reimbursable was $67,598. This arrangement may be terminated at any time after November 30, 2000.

(6) Distribution Expenses:

On March 1, 1993, the Trust adopted a new distribution plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan the Trust pays to the Distributor a monthly fee at the maximum annual rate of 0.20% of average daily net assets. Such fees will be used to reimburse the Distributor for expenses incurred in connection with distribution and promotion of the shares of the Trust. The Distributor is not reimbursed for any unreimbursed prior years expenses.

Privileges, Plans and Services for Shareholders

Open Account - Unless another distribution option is elected, when an account is established, all income dividends and capital gains distributions are reinvested in additional shares at net asset value and without charge.

Other Distribution Options - Upon written notice to Sentinel Administrative Service Company, you may elect one of the following options:

1. Receive dividends in cash and reinvest any capital gains distributions in additional shares of any of the Sentinel Funds, of the same class, at net asset value.

2.   Receive capital gains in cash and reinvest dividends.

3.   Receive both dividends and capital gains in cash.

4. Reinvest both dividends and capital gains in another Sentinel Fund, of the same class, at net asset value (excluding dividends earned on assets initially invested in Sentinel U.S. Treasury Money Market Fund).

5. Reinvest a percentage of dividends and/or capital gains and receive the remaining portion in cash.

Automatic Investment Plan - This service, provided without charge, enables you to make regular investments of $50 ($100 for Growth Index Fund) or more by means of an automatic checking account debiting service via the ACH (Automated Clearing House) network. Information and the application necessary to establish this plan are included in the prospectus. A separate application is also available from Sentinel Administrative Service Company, or from your investment dealer.

Systematic Withdrawal Plan - This plan enables you to receive a check once per month, during any months of the year you specify, for a dollar amount that you specify. Note that this plan is available only to those who own, or are purchasing, at least $5,000 worth of shares of one or more of the Sentinel Funds, except Sentinel U.S. Treasury Money Market Fund, as determined by the current offering price. Payments may be made to you, your bank, or other payee as requested on the application. Under the Systematic Withdrawal Plan, all dividends and distributions are automatically reinvested at net asset value and payments are made from the proceeds of redeemed shares.

High Yield Bond, Bond, Tax-Free Income, New York Tax-Free Income, Government Securities, Short Maturity Government, U.S. Treasury Money Market and Pennsylvania Tax-Free Fund Check Writing Service - This special feature of the Class A shares of Sentinel High Yield Bond Fund, Sentinel Bond Fund, Sentinel Tax-Free Income Fund, Sentinel New York Tax-Free Income Fund, Sentinel Government Securities Fund, Sentinel Short Maturity Government Fund, Sentinel U.S. Treasury Money Market Fund and Sentinel Pennsylvania Tax-Free Trust enables you to draw checks (minimum amount $500 except for the U.S. Treasury Money Market Fund which is $250) on your account through State Street Bank. There is currently no fee for this service. Please note that this service is not available to IRA, 403(b) or other fiduciary accounts. Information and applications are available by contacting Sentinel Funds Investor Services at
(800) 282-FUND (3863).

Exchange Privilege - The Exchange Privilege is designed to add flexibility to your investment program by enabling you to exchange all or part of your shares in one Sentinel Fund for shares of the same class of another Fund in the family without payment of any additional sales charge. The exception to no additional sales charge is when shares are exchanged from the U.S. Treasury Money Market Fund to Class A shares of another Sentinel Fund. A sales charge will be imposed unless the assets in the U.S. Treasury Money Market Fund were in another Sentinel Fund and were previously subject to a sales charge. Shares being exchanged into another Fund must have a value of at least $1,000 or $5,000 for Growth Index Fund (the minimum investment required to open a new account) unless you already have an account in that Fund. Shares being exchanged must have been in the account a minimum of 15 calendar days (90 days in the case of funds initially invested in the Sentinel Short Maturity Government Fund and Sentinel Growth Index Fund or exchanged into such Funds from funds initially invested in the Sentinel U.S. Treasury Money Market Fund). Account registrations must be identical. Exchanges may be made by calling toll-free, (800) 282-FUND (3863), or by writing Sentinel Funds, P. O. Box 1499, Montpelier, Vermont 05601-1499. Note that an exchange is a taxable transaction for federal income tax purposes.

Reinstatement Privilege - A shareholder who redeems all or part of an account may reinvest all or part of the redemption proceeds at the then current net asset value if a written request to the Fund is received or postmarked within one year after the date of the redemption. Sentinel Short Maturity Government Fund shareholders who have held their shares for 90 days or less, however, may only use this reinstatement privilege to reinvest in the Short Maturity Government Fund.

Telephone Redemption - Up to $1,000,000 in funds may be redeemed by telephone upon completion of the appropriate section of the Application, or subsequent submission of such, with proper signature guarantee. Under this service, proceeds may either be sent to the address of record or a pre-designated bank. A signature guarantee is required on any change in redemption instructions as well as a 30 day waiting period for address changes to become effective. To redeem shares by telephone, you may call (800) 282-FUND (3863).

Tax-Deferred Retirement Plans - Shares of Sentinel Group Funds may be purchased by all types of tax-deferred retirement plans, including self-employed individuals and partnerships ("Keogh Plans"), Individual Retirement Accounts ("IRAs"), SIMPLE IRAs, Simplified Employee Pension Plans ("SEP-IRAs"), 403(b) Plans (deferred compensation arrangements for employees of public school systems and certain non-profit organizations), Section 457 Plans and other corporate pension and profit-sharing plans. Consult your tax advisor for details.

Please refer to the prospectus for complete details regarding these privileges, plans and services.

                        Directors/Trustees and Officers

Sentinel Group Funds, Inc. and
Sentinel Pennsylvania Tax-Free Trust

Patrick E. Welch
Chairman and Chief Executive Officer
Chairman and Chief Executive Officer,
National Life Insurance Company

Joseph M. Rob
Director/Trustee and President
Chief Executive Officer,
Sentinel Management Company

Richard J. Borda
Director/Trustee
Former Vice Chairman,
National Life Insurance Company

Dr. Kalman J. Cohen
Director/Trustee
Distinguished Bank Research
Professor Emeritus,
The Fuqua School of Business,
Duke University

John D. Feerick
Director/Trustee
Dean, Fordham University
School of Law

Richard I. Johannesen, Jr.
Director/Trustee
Former Vice President and Manager--
Bond Market Research Department,
Salomon Brothers Inc.

Robert B. Mathias
Director/Trustee
Sports Consultant;
Former U.S. Congressman

Keniston P. Merrill
Director/Trustee
Former Chairman and
Chief Executive Officer,
Sentinel Advisors Company

Deborah G. Miller
Director/Trustee
Vice President
Digital Equipment Corporation

John Raisian
Director/Trustee
Director and Senior Fellow,
Hoover Institution,
Stanford University

Susan M. Sterne
Director/Trustee
President, Economic Analysis
Associates, Inc.

Angela E. Vallot
Director/Trustee
Counsel, Texaco Inc.

John M. Grab, Jr.
Vice President

Thomas P. Malone
Vice President and Treasurer

Scott G. Wheeler
Assistant Treasurer

D. Russell Morgan
Secretary



Investment Adviser
Sentinel Advisors Company

Principal Underwriter
Sentinel Financial Services Company

Counsel
Brown & Wood

Independent Accountants
PricewaterhouseCoopers LLP

Custodian and Dividend Paying Agent
State Street Bank--Kansas City

Transfer Agent, Shareholder Servicing
Agent and Administrator
Sentinel Administrative Service
Company

                                A Brief History

[LOGO OF SENTINEL FUNDS]

The Sentinel Family of Funds is one of America's oldest fund families. Its largest member, Sentinel Group Funds, Inc., was originally incorporated as Group Securities, Inc. in the state of Delaware on December 3, 1933. Designed as a series type of Investment company, its main objectives were to offer shareholders the benefits of "group security investing" along with the ability to invest in individual industries or industrial groups readily and conveniently, each in the form of a single stock.

Shares of 17 individual classes of stock were first offered to the public at $1.10 per share on January 12, 1934 - virtually at the bottom of the Great Depression.

Following several additions and deletions, 21 classes of stock were maintained for an extended period of time. Subsequent consolidations, mergers and name changes combined the classes of stock into what are today the two original remaining funds in Sentinel Group Funds, Inc., Sentinel Common Stock Fund and Sentinel Balanced Fund. Sentinel Mid Cap Growth Fund and Sentinel Bond Fund were organized by National Life Insurance Company in 1969 and merged into the Sentinel Group in 1978. Five more additions, Sentinel Government Securities Fund, Sentinel Tax-Free Income Fund, Sentinel High Yield Bond Fund, Sentinel Growth Index Fund and Sentinel Flex Cap Opportunity Fund were introduced on September 2, 1986, October 1, 1990, June 23, 1997, September 13, 1999, and February 29, 2000 respectively.

In May, 1981, Sentinel Cash Management Fund, Inc. was organized as a no-load money market fund. The "Cash Fund" was also organized as a series fund, and was designed to operate independently of Sentinel Group Funds, Inc., while at the same time sharing the Group's management, distribution, transfer agent and other servicing and administrative arrangements.

On March 1, 1993, National Life Insurance Company and Provident Mutual Life Insurance Company of Philadelphia entered into a joint venture arrangement which resulted in the merging of the nine ProvidentMutual Funds into the Sentinel Family of Funds. With the merger, three new classes of stock were added to Sentinel Group Funds, Inc., and a fourth new member of the broader Sentinel Family of Funds was added. The three new members of Sentinel Group Funds, Inc. are Sentinel Small Company Fund, Sentinel World Fund and Sentinel U.S. Treasury Money Market Fund. The fourth new member of the Sentinel Family of Funds is Sentinel Pennsylvania Tax-Free Trust (the "Trust"). The Trust operates as a separate investment company with respect to Sentinel Group Funds, Inc., but shares management, distribution, fund accounting, transfer agent and other arrangements with the Sentinel Group.

Also on March 1, 1993, Sentinel Cash Management Fund, Inc. was merged into the Sentinel U.S. Treasury Money Market Fund.

On March 27, 1995, Penn Mutual Life Insurance Company joined National Life Insurance Company and Provident Mutual Life Insurance Company in their mutual fund operation. This resulted in the merging of seven funds of The Independence Capital Group of Funds into Sentinel Group Funds, Inc., and the creation of two new classes of stock - Sentinel New York Tax-Free Income Fund and Sentinel Short Maturity Government Fund.

Effective April 1, 1996, five Sentinel Funds offered two classes of shares:
Sentinel Small Company, Sentinel World, Sentinel Common Stock, Sentinel Balanced and Sentinel Bond funds. The new class is called "Class B shares" while the original class is called "Class A shares." Sentinel U.S. Treasury Money Market Fund also has Class B shares which are primarily available through exchanges from the other Class B shares. On January 12, 1998 Sentinel Mid Cap Growth also offered Class B shares. Effective May 4, 1998 a third class of shares, Class C shares were offered on the following Funds, Sentinel Common Stock, Sentinel Balanced, Sentinel World and Sentinel High Yield Bond Funds. Also on January 4, 1999 a fourth class of shares, Class D shares were offered on the Sentinel Balanced Fund. Effective March 30, 2000 Class C shares were offered on Sentinel Mid Cap Growth and Sentinel Growth Index Funds.

The fifteen funds in the Sentinel Family of Funds, which includes the fourteen funds in Sentinel Group Funds, Inc., and the Sentinel Pennsylvania Tax-Free Trust, now represent net assets of $3.0 billion which are managed on behalf of approximately 119,800 individual, corporate and institutional shareholders located across the country and around the world. Shares are distributed by registered representatives and independent broker/dealers through Sentinel Financial Services Company, an affiliate of the partnership between National Life, Provident Mutual and Penn Mutual. Sentinel Advisors Company and Sentinel Administrative Service Company, which are also affiliates of the partnership, provide respective investment management and shareholder services to the funds.

[LOGO OF SENTINEL FUNDS]

Sentinel Funds
Integrity Since 1934

Sentinel Flex Cap Opportunity Fund
Sentinel Small Company Fund
Sentinel Mid Cap Growth Fund
Sentinel World Fund
Sentinel Growth Index Fund
Sentinel Common Stock Fund
Sentinel Balanced Fund
Sentinel High Yield Bond Fund
Sentinel Bond Fund
Sentinel Tax-Free Income Fund
Sentinel New York Tax-Free Income Fund
Sentinel Government Securities Fund
Sentinel Short Maturity Government Fund
Sentinel U.S. Treasury Money Market Fund

Sentinel Pennsylvania Tax-Free Trust

This brochure is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus.

Distributed by
Sentinel Financial Services Company
National Life Drive
Montpelier, Vermont 05604
(800) 233-4332

Member of
FORUM for INVESTOR ADVICE
Investment Professionals Helping Investors

[LOGO OF SENTINEL FUNDS]

Sentinel Funds
Integrity Since 1934

Sentinel Flex Cap Opportunity Fund
Sentinel Small Company Fund
Sentinel Mid Cap Growth Fund
Sentinel World Fund
Sentinel Growth Index Fund
Sentinel Common Stock Fund
Sentinel Balanced Fund
Sentinel High Yield Bond Fund
Sentinel Bond Fund
Sentinel Tax-Free Income Fund
Sentinel New York Tax-Free Income Fund
Sentinel Government Securities Fund
Sentinel Short Maturity Government Fund
Sentinel U.S. Treasury Money Market Fund

Sentinel Pennsylvania Tax-Free Trust

This brochure is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus.

Distributed by
Sentinel Financial Services Company
National Life Drive
Montpelier, Vermont 05604
(800) 233-4332

Member of
FORUM for INVESTOR ADVICE
Investment Professionals Helping Investors

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